As filed with the U.S. Securities and Exchange Commission on April 15, 2019

File Nos. 002-77283; 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 50 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 134 ☒

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Kevin T. Reynolds

Senior Vice President and Chief Legal Officer

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Copy to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Title of Securities Being Registered:    Individual Variable Annuity Contracts – Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒    on May 1, 2019 pursuant to paragraph (b) of Rule 485.

☐    60 days after filing pursuant to paragraph (a) of Rule 485.

☐    on (date) pursuant to paragraph (a) of Rule 485.

Prospectus Penn Mutual Variable Annuity Account III May 1, 2019 Diversifier II Variable Annuity

PROSPECTUS — MAY 1, 2019

Individual Annuity Contracts with Variable Benefit Provisions - Flexible Purchase Payments

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PO Box 178 Philadelphia, Pennsylvania 19105 • Telephone (800) 523-0650

Internet Electronic Delivery of Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for the Funds available under your variable annuity or variable life insurance contract will no longer be sent by mail unless you specifically request paper copies of the reports from The Penn Mutual Life Insurance Company or The Penn Insurance and Annuity Company, as applicable, or your financial intermediary. Instead, the reports will be made available on our website at www.pennmutual.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper and free of charge. You can contact us at (800) 523-0650 or contact your financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds available under your insurance contract.

Overview

This prospectus describes two annuity contracts (“Contracts”) offered by the Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a Contract. Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

•	has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page);
•	is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out; and
•	allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contracts are not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency.

You may return your Contract within ten days of receipt for a full refund of the greater of the Contract Value or, if required by state law, purchase payments. Longer free look periods apply in some states. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information (“SAI”), dated May 1, 2019, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request — CNN, PO Box 178, Philadelphia, PA 19105 or by visiting our web site at www.pennmutual.com. Or you can call us at 800-523-0650. The SAI contains more information about the Contract. The SAI is filed with the Securities and Exchange Commission (the “Commission”) and we incorporate the SAI by reference into this prospectus. The table of contents of the SAI is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Penn Mutual Asset Management, LLC
Limited Maturity Bond Fund	Penn Mutual Asset Management, LLC
Quality Bond Fund	Penn Mutual Asset Management, LLC
High Yield Bond Fund	Penn Mutual Asset Management, LLC
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Penn Mutual Asset Management, LLC
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Massachusetts Financial Services Company
Large Core Growth Fund	Morgan Stanley Investment Management Inc.
Large Cap Value Fund	Alliance Bernstein, L.P.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSGA Funds Management, Inc.
Mid Cap Growth Fund	Ivy Investment Management Company
Mid Cap Value Fund	Neuberger Berman Investment Advisers LLC
Mid Core Value Fund	American Century Investment Management, Inc.
SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Janus Capital Management LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSGA Funds Management, Inc.
Developed International Index Fund	SSGA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management Inc.
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Penn Mutual Asset Management, LLC
Moderately Aggressive Allocation Fund	Penn Mutual Asset Management, LLC
Moderate Allocation Fund	Penn Mutual Asset Management, LLC
Moderately Conservative Allocation Fund	Penn Mutual Asset Management, LLC
Conservative Allocation Fund	Penn Mutual Asset Management, LLC

A prospectus for each of these Funds accompanies this prospectus.

2

PROSPECTUS CONTENTS

3

APPENDIX A	A-1

4

GLOSSARY

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract or the variable annuity contract described in this prospectus.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the Fixed Interest Account Value. If you own a Variable Contract, this is the Variable Account Value.

Contract Year:  Each twelve-month period following the contract date.

Fixed Interest Account Value:  The value of amounts held under the Variable/Fixed Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

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Variable Contract:  The variable annuity contract described in this prospectus.

Variable/Fixed Contract:  The combination variable and fixed annuity contract described in this prospectus.

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

6

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None
Maximum Contingent Deferred Sales Charge
Variable/Fixed Contract	7%	(a)
Variable Contract	5%	(b)
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30(c)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None
Total Separate Account Annual Expenses	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Maximum and Minimum Total Fund Operating Expenses	Minimum:	Maximum:
(expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.36%	1.33%

a

You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% of the purchase payments that you allocate to the Separate Account. After your first Contract Year, you will not pay this charge on your first withdrawal in a Contract Year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.

b

You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract Year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See What Charges Do I Pay? in this prospectus.

c	You pay $30 or 2% of the Variable Account Value, whichever is less. See What Charges Do I Pay? in this prospectus.

The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of an Underlying Fund’s average daily net assets)

Fund	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses		Less Expense Waivers; Plus Recapture	Total Fund Operating Expenses (After Expense Waivers/ Recapture)		Expense Limitation(1)
Money Market	0.33%	0.26%	0.01%	0.60%	(2)	0.00%	0.60%	(2)	0.64%
Limited Maturity Bond	0.46%	0.24%	0.00%	0.70%		0.00%	0.70%		0.74%
Quality Bond	0.44%	0.22%	0.00%	0.66%		0.00%	0.66%		0.73%

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Fund	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses		Less Expense Waivers; Plus Recapture	Total Fund Operating Expenses (After Expense Waivers/ Recapture)		Expense Limitation(1)
High Yield Bond	0.46%	0.28%	0.01%	0.75%	(2)(3)	0.00%	0.75%	(2)	0.92%
Flexibly Managed	0.70%	0.19%	0.00%	0.89%		0.00%	0.89%		0.94%
Balanced	0.00%	0.20%	0.48%	0.68%	(2)	0.00%	0.68%	(2)	0.79%
Large Growth Stock	0.71%	0.24%	0.00%	0.95%		0.00%	0.95%		1.02%
Large Cap Growth	0.55%	0.32%	0.00%	0.87%		0.00%	0.87%		0.89%
Large Core Growth	0.60%	0.26%	0.00%	0.86%		0.00%	0.86%		0.90%
Large Cap Value	0.67%	0.23%	0.01%	0.91%	(2)	0.00%	0.91%	(2)	0.96%
Large Core Value	0.66%	0.24%	0.00%	0.90%		0.00%	0.90%		0.96%
Index 500	0.13%	0.23%	0.00%	0.36%		0.00%	0.36%		0.42%
Mid Cap Growth	0.70%	0.26%	0.00%	0.96%		0.00%	0.96%		1.00%
Mid Cap Value	0.55%	0.24%	0.00%	0.79%		0.00%	0.79%		0.83%
Mid Core Value	0.72%	0.34%	0.01%	1.07%	(2)	0.00%	1.07%	(2)	1.11%
SMID Cap Growth	0.75%	0.28%	0.00%	1.03%		0.00%	1.03%		1.07%
SMID Cap Value	0.84%	0.26%	0.00%	1.10%		0.00%	1.10%		1.26%
Small Cap Growth	0.74%	0.26%	0.00%	1.00%		0.00%	1.00%		1.13%
Small Cap Value	0.71%	0.26%	0.01%	0.98%	(2)	0.00%	0.98%	(2)	1.02%
Small Cap Index	0.30%	0.35%	0.00%	0.65%		0.00%	0.65%		0.74%
Developed International Index	0.30%	0.49%	0.00%	0.79%		0.00%	0.79%		0.94%
International Equity	0.80%	0.27%	0.00%	1.07%	(4)	0.00%	1.07%		1.20%
Emerging Markets Equity	0.92%	0.40%	0.01%	1.33%	(2)	0.00%	1.33%	(2)	1.78%
Real Estate Securities	0.70%	0.26%	0.00%	0.96%		0.00%	0.96%		1.02%
Aggressive Allocation	0.12%	0.20%	0.94%	1.26%	(2)	0.00%	1.26%	(2)	0.40%
Moderately Aggressive Allocation	0.12%	0.18%	0.90%	1.20%	(2)	0.00%	1.20%	(2)	0.34%
Moderate Allocation	0.12%	0.17%	0.84%	1.13%	(2)	0.00%	1.13%	(2)	0.34%
Moderately Conservative Allocation	0.12%	0.19%	0.78%	1.09%	(2)	0.00%	1.09%	(2)	0.35%
Conservative Allocation	0.12%	0.21%	0.72%	1.05%	(2)	0.00%	1.05%	(2)	0.38%

(1)

The Funds are subject to an expense limitation agreement under which a portion of each Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of each Fund from exceeding the amounts shown in the table. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses (“AFFE”), service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing, for the Balanced Fund, AFFE shall be included as a direct operating expense of the Fund for purposes of the expense limitation agreement. Further, this agreement is expected to continue through April 30, 2020. The agreement may be terminated prior to April 30, 2020 only by a majority vote of the Board of Directors of Penn Series Funds, Inc. for any reason and at any time.

(2)

The Fund’s Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial statements because financial statements reflect only the operating expenses of the Fund and do not include AFFE, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

(3)

The Fund’s expense information has been restated to reflect a reduction in the Fund’s Investment Advisory Fee rate, effective May 1, 2018. As such, the Fund’s Total Fund Operating Expenses may not correlate to the expense ratio in the Fund’s financial statements, which reflect the prior Investment Advisory Fee rate.

8

(4)

The Fund’s expense information has been restated to reflect a reduction in the Fund’s Investment Advisory Fee rate, effective October 1, 2018. As such, the Fund’s Total Fund Operating Expenses may not correlate to the expense ratio in the Fund’s financial statements, which reflect the prior Investment Advisory Fee rate.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Variable Contract at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$766	$1,304	$1,896	$2,965
Assuming Minimum Total Annual Fund Expenses	$669	$1,024	$1,403	$1,966

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$266	$818	$1,396	$2,965
Assuming Minimum Total Annual Fund Expenses	$169	$524	$903	$1,966

(3)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$913	$1,304	$1,703	$2,965
Assuming Minimum Total Annual Fund Expenses	$822	$1,025	$1,226	$1,966

(4)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$913	$1,304	$1,754	$3,081
Assuming Minimum Total Annual Fund Expenses	$822	$1,025	$1,280	$2,095

9

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the statutory financial statements of the Company appear in the Statement of Additional Information. The statutory financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, PO Box 178, Philadelphia, PA 19105. We issue and are liable for all benefits and payments under the Contracts.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•	The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2018 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — The Fund is a government money market fund that seeks current income, while preserving capital and liquidity, and will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash. The Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including relating to maturity, diversification, liquidity and credit quality.

Limited Maturity Bond Fund — The Fund seeks to maximize total return consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities.

10

Quality Bond Fund — The Fund seeks to maximize total return over the long term consistent with the preservation of capital by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities, which are those securities rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined by the Fund’s investment adviser to be of comparably quality.

High Yield Bond Fund — The Fund seeks to realize high current income by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds, commonly known as “junk bonds,” income-producing convertible securities and preferred stocks that are rated below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by the Fund’s investment adviser.

Flexibly Managed Fund — The Fund seeks to maximize total return (capital appreciation and income) by normally investing at least 50% of its total assets in stocks of established U.S. companies that the Fund believes have above-average potential for capital growth.

Balanced Fund —The Fund seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with the Fund’s target asset allocation. Under normal circumstances, the Fund will invest 50%-70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds. The Fund also may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Large Growth Stock Fund — The Fund seeks to achieve long-term growth of capital and increase of future income by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies (companies with market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase). The Fund invests primarily in common stocks of well established companies the Fund’s sub-adviser believes have long-term growth potential as well as companies that have the ability to pay increasing dividends through strong cash flow.

Large Cap Growth Fund — The Fund seeks to achieve long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations (companies with market capitalizations of more than $3 billion at the time of purchase). The Fund invests in the stocks of companies its sub-adviser believes to have above average earnings growth potential compared to other companies.

Large Core Growth Fund — The Fund seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in equity securities of large capitalization U.S. companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. The Fund’s sub-adviser seeks to invest in companies with strong name recognition and sustainable competitive advantages and typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Large Cap Value Fund — The Fund seeks to achieve long-term growth of capital by investing primarily in equity securities, of U.S. and non-U.S. incorporated entities, including, but not limited to common stock, American Depositary Receipts (ADRs), equity real estate investment trust securities (REITs), preferred securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies (companies that have market capitalizations of more than $2 billion at the time of purchase). The Fund primarily invests in common stocks that its sub-adviser deems to be underpriced relative to long-term earnings and for cash flow potential.

11

Large Core Value Fund — The Fund seeks to achieve total return by investing primarily in value stocks of large capitalization companies (companies that have market capitalizations within the range of companies included in the Russell 1000® Value Index at the time of purchase); however, the Fund will generally consist of stocks with a market capitalization equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. Value stocks are stocks that, in the opinion of the Fund’s sub-adviser, are inexpensive or undervalued relative to the intrinsic value of the company.

Index 500 Fund — The Fund seeks to achieve total return (capital appreciation and income) which corresponds to that of the S&P 500® Index by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the S&P 500® Index and close substitutes (such as index futures contracts) that are designed to track the S&P 500® Index.

Mid Cap Growth Fund — The Fund seeks to maximize capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell MidCap® Growth Index at the time of purchase). The Fund invests in equity securities of companies that the Fund’s sub-adviser believes have the potential for strong growth, increasing profitability, attractive valuations and sound capital structures.

Mid Cap Value Fund — The Fund seeks to achieve growth of capital by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell MidCap® Index at the time of purchase). The Fund seeks to invest in the equity securities of high quality companies that the Fund’s sub-adviser believes are trading at a substantial discount to their intrinsic value where there is a strategic plan or event that is expected to both enhance value and narrow the value/price gap.

Mid Core Value Fund — The Fund seeks to achieve capital appreciation by investing, under normal conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies (companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies). The Fund seeks to invest in undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Fund’s sub-adviser believes more accurately reflects the fair value of the company.

SMID Cap Growth Fund — The Fund seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common stocks of small and medium capitalization U.S. companies (companies that have market capitalizations that fall within the outside range of the market capitalizations of companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index at the time of purchase) that the Fund’s sub-adviser believes have specific characteristics indicating high quality and sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies.

SMID Cap Value Fund — The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies (companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500™ Value Index), generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. The Fund invests in companies that are determined by the Fund’s sub-adviser to be undervalued using its fundamental value approach.

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Small Cap Growth Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Growth Index at the time of investment. The small capitalization companies in which the Fund invests are selected for their growth potential.

Small Cap Value Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (measured at the time of purchase) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. The Fund invests in equity securities that the Fund’s sub-adviser believes to be underpriced relative to a combination of such companies’ long term earnings prospects, growth rate, free cash flow and/or dividend-paying ability.

Small Cap Index Fund — The Fund seeks to replicate the returns and characteristics of a small cap index by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Russell 2000® Index and close substitutes (such as index futures contracts or other investment companies) that are designed to track the Russell 2000® Index.

Developed International Index Fund — The Fund seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the MSCI EAFE Index (including American Depositary Receipts and Global Depositary Receipts) and close substitutes (such as index futures contracts) that are designed to track the MSCI EAFE Index.

International Equity Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The Fund’s sub-adviser seeks to identify high-quality growth companies for inclusion in the Fund’s portfolio.

Emerging Markets Equity Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities located in emerging market countries. For the Fund, an issuer is considered to be located in an emerging market country if, at the time of investment: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries or it has at least 50% of its assets in emerging markets countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Real Estate Securities Fund — The Fund seeks to achieve a high total return consistent with reasonable investment risks by investing, under normal circumstances, at least 80%, and normally substantially all, of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities issued by real estate companies, including real estate investment trusts.

Aggressive Allocation Fund — The Fund seeks to achieve long-term capital growth consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (85%-100% of its assets in equity funds and 0%-15% of its assets in fixed income and money market funds). The portfolio of the Fund is more heavily allocated to stocks, and reflects an aggressive approach.

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Moderately Aggressive Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (70%-100% of its assets in equity funds and 0%-30% of its assets in fixed income and money market funds). The portfolio of the Fund is more heavily allocated to stocks, and reflects a moderately aggressive approach.

Moderate Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (50%-70% of its assets in equity funds and 30%-50% of its assets in fixed income and money market funds). The portfolio of the Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Penn Series Aggressive Allocation and Moderately Aggressive Allocation Funds, but more aggressive than the Penn Series Moderately Conservative Allocation and Conservative Allocation Funds.

Moderately Conservative Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (30%-50% of its assets in equity funds and 50%-70% of its assets in fixed income and money market funds). The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a moderately conservative approach.

Conservative Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (20%-40% of its assets in equity funds and 60%-80% of its assets in fixed income and money market funds). The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a conservative approach.

Penn Mutual Asset Management, LLC, Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and Large Growth Stock Funds. Ivy Investment Management Company, Shawnee Mission, Kansas, is investment sub-adviser to the Mid Cap Growth Fund. Massachusetts Financial Services Company, Boston, Massachusetts, is investment sub-adviser to the Large Cap Growth Fund. Neuberger Berman Investment Advisers LLC, New York, New York, is investment sub-adviser to the Mid Cap Value Fund. American Century Investment Management, Inc., Kansas City, Missouri, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund and SMID Cap Growth Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Janus Capital Management LLC, Denver, Colorado, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the Large Cap Value Fund and the SMID Cap Value Fund. Morgan Stanley Investment Management Inc., New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund and Large Core Growth Fund. SSGA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and

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expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3R, PO Box 178, Philadelphia, PA 19105. Or, you may call, toll free, 800-523-0650.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

Accumulation Units — Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instructions) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit varies, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

THE CONTRACTS

The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc.

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In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The Variable Contract allows you to transfer amounts from your Contract to a fixed interest account in a separate fixed annuity contract issued by Penn Mutual. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

You decide, within Contract limits,

•	how often you make a purchase payment and how much you invest;

•	the Funds and/or fixed interest account in which your purchase payments are invested;

•	whether or not to transfer money among the available Funds and fixed interest account;

•	the type of annuity that we pay and who receives it;

•	the Beneficiary or Beneficiaries to whom we pay death benefits; and

•	the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•	an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, PO Box 178, Philadelphia, PA 19105; or you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 4400 Computer Drive, Westborough, MA 01581. We accept a complete application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

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For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

What Types of Annuity Payments May I Choose?

You may choose from the following options:

•

An annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract) — Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

•	A life annuity — Annuity payments will continue until the Annuitant’s death;

•

A life annuity with payments guaranteed for 10 or 20 years — Annuity payments will continue until the Annuitant’s death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

•	A joint and survivor life annuity — Annuity payments will continue until the death of the surviving joint Annuitant; or

•	Any other form of annuity that we may agree upon.

You may choose a person other than yourself to be the Annuitant. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, the frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Fixed Annuity Payments Under a Variable/Fixed Contract.  The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information.  If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant’s 85th birthday. If your Contract is issued under a qualified retirement plan, annuity payments must commence not later than the first day of April following the year in which the Annuitant turns 70 1/2.

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first contract anniversary.

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If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. To the extent you choose to receive payments less frequently, the larger each payment amount will generally be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each.

For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the following paragraphs.

Variable/Fixed Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•

the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received in our Administrative Office, or

•

the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of the Fixed Interest Account under your Contract.

Similarly, Variable Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received in our Administrative Office, or

•

the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

With respect to Contracts sold in Texas, if the Annuitant dies prior to the Annuity Date, we will pay the greater of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received at Penn Mutual’s service office.

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The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment upon request; however, the death benefit payment amount will be invested in the variable subaccounts, as allocated by the previous owner, and must be paid out by 12/31 of the 5th year following death.

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent’s death. Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

Same sex marriages that are recognized as marriages under the law of the jurisdiction in which the marriage occurred are so recognized under federal law and will be afforded the same tax treatment and spousal annuity provisions. However, the IRS currently takes the position that relationships such as civil unions and domestic partnerships that are not recognized as marriages under applicable state (or foreign) law are not recognized as marriages for federal tax purposes. Please consult a tax or legal advisor for details and up-to-date information.

For further information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

Variable/Fixed Contracts.  You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts and fixed interest accounts in which you are invested.

Variable Contract.  You may transfer amounts from one Subaccount of the Separate Account to another. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts in which you are invested.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. In certain circumstances, such as periods of market volatility, severe weather, and emergencies, you may experience difficulty providing transaction instructions by telephone. We do not guarantee that we will be able to accept transaction instructions via telephone at all times. We also reserve the right to suspend or terminate telephone transaction privileges altogether at any time. We require certain personal identifying information to process a request for transfer made over the telephone. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine.

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For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the effects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)

A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)

If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing via standard U.S. mail containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request through overnight deliveries, electronically, telephonically or by facsimile will be rejected.

(3)

Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

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Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal at our Administrative Office. We will pay you within seven days, except in limited circumstances. Please see “Deferment of Payment and Transfers” for more information on these limited circumstances. You may pay a contingent deferred sales charge when you withdraw Contract Value. See What Charges Do I Pay — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•	A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

•

If you do not tell us otherwise, the withdrawal will be taken pro rata from the Subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

Systematic Withdrawals.  If you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of Contract Value without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum monthly amount of each

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withdrawal payment is $50. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the Funds’ Prospectus for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contracts and the Separate Account.

•

We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

•

We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

•

We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g., guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

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Contingent Deferred Sales Charge.  This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

Variable/Fixed Contract.  The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

First, if no purchase payments have been made after the first Contract Year, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
8 and later	No Charge

Second, if purchase payments have been made in any Contract Year after the first, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

Free Withdrawals.  Once in each Contract Year on or after the last day of the first Contract Year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the Contract Year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

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Variable Contract. If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal, or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

You will not pay a charge on that portion of the first withdrawal in a Contract Year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the Contract Year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth Contract Years that does not exceed the following percentages of the Contract Value:

Contract Year	Percentage
Eighth	25%
Ninth	50%
Tenth	75%

No charge will be made on any withdrawal in any Contract Year after the tenth Contract Year.

Other Information.  You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date, and (iii) the disability has continued without interruption for four months.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment in subaccounts. For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account, the One Year Guaranteed Account, the Three Year Guaranteed

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Account, the Five Year Guaranteed Account, or the Seven Year Guaranteed Account is $250. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven Contract Years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

If you own a Variable/Fixed Contract you may transfer Fixed Account funds to Subaccounts or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months’ interest and 6 months’ interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest account, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred as collateral from your Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

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If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations generally applicable to Contracts owned by natural persons. This general summary of federal income tax does not address every issue that may affect you. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Same sex marriages that are recognized as marriages under the law of the jurisdiction in which the marriage occurred are so recognized under federal law and will be afforded the same tax treatment and spousal annuity provisions. However, the IRS currently takes the position that relationships such as civil unions and domestic partnerships that are not recognized as marriages under applicable state (or foreign) law are not recognized as marriages for federal tax purposes. Please consult a tax or legal advisor for details and up-to-date information.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. These payments generally will be taxable to the extent the cash value of your Contract exceeds your investment in the Contract. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

Annuity Payments.  The non-taxable portion of an annuity payment generally is determined by multiplying the payment by the ratio of the investment in the Contract (as adjusted for any refund feature) to the expected return under the Contract. The remaining portion is taxed at ordinary income tax rates. Once you have recovered the investment in the Contract, further annuity payments are taxable at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

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A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a taxpayer who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). For these purposes, amounts received under annuities that are includable in gross income are considered net investment income. Income from annuities that are part of a qualified retirement plan are not treated as investment income for the purpose of this tax but may be includible for purposes of determining whether the applicable income limits are exceeded for purposes of this tax.

Early Withdrawals.  An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

•

early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•	withdrawals made on or after age 59 1/2;

•	distributions made on or after death; or

•	withdrawals attributable to disability, as determined under the Code.

If you receive systematic payments that you intend to qualify for the “substantial equal periodic payments” exception described above, any modification (except due to death or disability) to your systematic payments before the age of 59 1/2 or within five years after the beginning of those payments, whichever is later, will result in the retroactive imposition of the 10% additional income tax and an interest charge.

Multiple Contracts.  All nonqualified Contracts that are issued by Penn Mutual to the same Contract Owner during any calendar year are treated as one annuity for purposes of determining the amount includable in such Contract Owner’s taxable income when a taxable distribution (other than an annuity payment) occurs. A Nonqualified Contract is generally a Contract that does not qualify for favorable tax treatment as a qualified plan (described in more detail below), individual retirement annuity (“IRA”), Roth IRA, Simplified Employee Pension IRA, or tax-sheltered annuity.

Transfers.  You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account in which a Contract invests (underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The funds in which each Subaccount of the Separate Account may invest are owned exclusively by the Separate Account and certain other qualified investors. As a result, the Separate Account expects to be able to look through to the funds’ investments in order to establish that each Subaccount is “adequately diversified”. It is expected that each underlying fund will comply with the diversification requirement applicable to the Subaccounts as though the requirement applied to that underlying fund. Penn Mutual believes that each Separate Account will meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

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The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department has indicated that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among as many as 20 subaccounts and make not more than one transfer per 30-day period without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contract are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contract owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contract as necessary to attempt to prevent the owners of the Contract from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contract. It is possible that if regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax consequences of purchasing such a Contract should be considered.

Distribution must generally commence from individual retirement annuities and from Contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Withholding.  Generally, for purposes of a nonqualified annuity or rollover IRA qualified under Section 408(b), unless the Contract Owner elects to the contrary, and properly notifies the Company of that election, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

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OTHER INFORMATION

Cyber Security.  We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer or business information. Such systems failures and cyber-attacks affecting us, the underlying funds, the principal underwriter and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders with the underlying funds; cause the release and possible destruction of confidential customer or business information; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.

Abandoned Property.  Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including escheatment of annuity, life, and other insurance policies) under various circumstances. In addition to the state unclaimed property law, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment it is important that you keep your contract and other information on file with us up to date, including the names, contact and identifying information for owners, insureds, annuitants, beneficiaries and other payees.

Anti-Money Laundering.  Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.

Legal Proceedings.  We, like other life insurance companies, are subject to regulatory and legal proceedings, including lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on the principal underwriter’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, LLC (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

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APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$22.254	$22.531	$22.811	$23.096	$23.384
Accumulation Unit Value, end of period	$22.097	$22.254	$22.531	$22.811	$23.096
Number of Accumulation Units outstanding, end of period	101,574	108,230	127,009	139,347	138,988

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$23.676	$23.972	$24.270	$24.573	$24.774
Accumulation Unit Value, end of period	$23.384	$23.676	$23.972	$24.270	$24.573
Number of Accumulation Units outstanding, end of period	213,004	210,983	238,144	240,231	315,122

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$17.078	$17.006	$16.785	$16.864	$17.047
Accumulation Unit Value, end of period	$17.102	$17.078	$17.006	$16.785	$16.864
Number of Accumulation Units outstanding, end of period	87,375	93,971	105,748	116,153	146,736

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$17.276	$17.387	$17.220	$16.812	$16.708
Accumulation Unit Value, end of period	$17.047	$17.276	$17.387	$17.220	$16.812
Number of Accumulation Units outstanding, end of period	157,772	175,285	180,706	207,432	206,504

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$42.651	$41.302	$40.091	$40.445	$38.967
Accumulation Unit Value, end of period	$42.090	$42.651	$41.302	$40.091	$40.445
Number of Accumulation Units outstanding, end of period	165,975	231,266	245,645	272,517	305,369

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$40.664	$39.892	$36.680	$35.020	$33.448
Accumulation Unit Value, end of period	$38.967	$40.664	$39.892	$36.680	$35.020
Number of Accumulation Units outstanding, end of period	324,876	378,894	420,961	506,045	528,281

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$96.138	$90.622	$79.345	$83.145	$82.657
Accumulation Unit Value, end of period	$92.776	$96.138	$90.622	$79.345	$83.145
Number of Accumulation Units outstanding, end of period	76,106	92,213	102,193	112,423	121,181

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$77.563	$68.556	$67.346	$59.729	$41.229
Accumulation Unit Value, end of period	$82.657	$77.563	$68.556	$67.346	$59.729
Number of Accumulation Units outstanding, end of period	133,053	152,829	171,745	208,225	231,719

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$314.017	$276.500	$258.796	$249.588	$225.403
Accumulation Unit Value, end of period	$311.576	$314.017	$276.500	$258.796	$249.588
Number of Accumulation Units outstanding, end of period	493,301	564,689	629,972	678,183	742,784

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$186.641	$164.730	$161.884	$143.884	$109.608
Accumulation Unit Value, end of period	$225.403	$186.641	$164.730	$161.884	$143.884
Number of Accumulation Units outstanding, end of period	806,707	871,485	970,011	1,125,670	1,267,975

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$18.626	$16.505	$15.421	$15.509	$14.322
Accumulation Unit Value, end of period	$17.863	$18.626	$16.505	$15.421	$15.509
Number of Accumulation Units outstanding, end of period	382,850	443,410	471,272	534,896	576,819

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$12.422	$11.380	$10.917	$9.897	$8.488
Accumulation Unit Value, end of period	$14.322	$12.422	$11.380	$10.917	$9.897
Number of Accumulation Units outstanding, end of period	635,820	771,220	875,714	977,336	1,119,158

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Qualified

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$107.410	$81.675	$81.801	$74.952	$70.038
Accumulation Unit Value, end of period	$104.679	$107.410	$81.675	$81.801	$74.952
Number of Accumulation Units outstanding, end of period	159,532	192,648	220,322	244,296	259,028

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$50.978	$43.470	$44.711	$38.763	$27.461
Accumulation Unit Value, end of period	$70.038	$50.978	$43.470	$44.711	$38.763
Number of Accumulation Units outstanding, end of period	279,140	301,929	330,608	364,620	407,452

Non-Qualified

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$106.525	$81.002	$81.127	$74.334	$69.460
Accumulation Unit Value, end of period	$103.817	$106.525	$81.002	$81.127	$74.334
Number of Accumulation Units outstanding, end of period	64,982	70,435	74,465	84,193	84,880

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$50.558	$43.112	$44.342	$38.444	$27.235
Accumulation Unit Value, end of period	$69.460	$50.558	$43.112	$44.342	$38.444
Number of Accumulation Units outstanding, end of period	87,902	95,643	109,442	115,704	128,767

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$17.267	$13.639	$13.033	$13.218	$12.026
Accumulation Unit Value, end of period	$17.167	$17.267	$13.639	$13.033	$13.218
Number of Accumulation Units outstanding, end of period	69,715	63,485	71,389	83,277	96,279

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$9.893	$9.086	$9.868	$8.886	$6.542
Accumulation Unit Value, end of period	$12.026	$9.893	$9.086	$9.868	$8.886
Number of Accumulation Units outstanding, end of period	109,163	115,782	149,732	189,915	194,766

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$19.335	$14.744	$14.910	$14.848	$13.956
Accumulation Unit Value, end of period	$19.745	$19.335	$14.744	$14.910	$14.848
Number of Accumulation Units outstanding, end of period	963,174	1,096,408	1,272,118	1,430,602	1,626,570

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$10.247	$8.934	$9.523	$8.222	$6.127
Accumulation Unit Value, end of period	$13.956	$10.247	$8.934	$9.523	$8.222
Number of Accumulation Units outstanding, end of period	1,791,460	1,992,389	2,238,611	2,570,586	2,990,016

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$91.531	$80.869	$73.362	$77.663	$70.647
Accumulation Unit Value, end of period	$83.419	$91.531	$80.869	$73.362	$77.663
Number of Accumulation Units outstanding, end of period	250,071	289,704	337,637	384,689	430,234

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$53.703	$48.025	$50.878	$44.860	$33.996
Accumulation Unit Value, end of period	$70.647	$53.703	$48.025	$50.878	$44.860
Number of Accumulation Units outstanding, end of period	472,361	532,423	596,619	681,939	777,187

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$16.755	$14.726	$13.611	$13.894	$12.642
Accumulation Unit Value, end of period	$15.454	$16.755	$14.726	$13.611	$13.894
Number of Accumulation Units outstanding, end of period	552,262	651,428	736,117	834,075	956,181

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$9.864	$8.642	$9.133	$8.373	$7.262
Accumulation Unit Value, end of period	$12.642	$9.864	$8.642	$9.133	$8.373
Number of Accumulation Units outstanding, end of period	1,045,066	1,272,165	1,423,077	1,780,458	2,126,264

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$36.382	$30.320	$27.528	$27.598	$24.674
Accumulation Unit Value, end of period	$34.219	$36.382	$30.320	$27.528	$27.598
Number of Accumulation Units outstanding, end of period	470,037	539,117	563,168	677,463	706,009

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$18.947	$16.585	$16.503	$14.559	$11.960
Accumulation Unit Value, end of period	$24.674	$18.947	$16.585	$16.503	$14.559
Number of Accumulation Units outstanding, end of period	779,045	860,272	988,104	1,099,666	1,298,802

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$32.555	$25.939	$24.680	$26.524	$24.529
Accumulation Unit Value, end of period	$32.233	$32.555	$25.939	$24.680	$26.524
Number of Accumulation Units outstanding, end of period	209,204	242,528	268,340	304,801	324,293

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$18.167	$17.341	$19.039	$15.198	$10.414
Accumulation Unit Value, end of period	$24.529	$18.167	$17.341	$19.039	$15.198
Number of Accumulation Units outstanding, end of period	350,348	396,648	443,195	497,414	576,717

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$52.114	$44.926	$38.813	$42.712	$38.049
Accumulation Unit Value, end of period	$43.641	$52.114	$44.926	$38.813	$42.712
Number of Accumulation Units outstanding, end of period	185,538	225,477	250,096	286,839	315,529

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$28.287	$24.870	$26.869	$21.631	$14.901
Accumulation Unit Value, end of period	$38.049	$28.287	$24.870	$26.869	$21.631
Number of Accumulation Units outstanding, end of period	346,646	383,882	446,653	499,707	581,760

PENN SERIES MID CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$29.026	$26.348	$21.731	$22.343	$19.441
Accumulation Unit Value, end of period	$24.923	$29.026	$26.348	$21.731	$22.343
Number of Accumulation Units outstanding, end of period	59,128	66,173	76,730	82,249	102,742

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$15.242	$13.484	$14.154	$11.425	$9.180
Accumulation Unit Value, end of period	$19.441	$15.242	$13.484	$14.154	$11.425
Number of Accumulation Units outstanding, end of period	113,289	120,093	154,740	161,693	178,156

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$23.469	$18.629	$17.750	$18.250	$18.368
Accumulation Unit Value, end of period	$21.902	$23.469	$18.629	$17.750	$18.250
Number of Accumulation Units outstanding, end of period	24,741	37,612	39,350	48,534	49,878

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$13.021	$11.430	$12.147	$9.851	$6.471
Accumulation Unit Value, end of period	$18.368	$13.021	$11.430	$12.147	$9.851
Number of Accumulation Units outstanding, end of period	52,181	41,834	43,079	68,404	64,803

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$24.953	$22.359	$18.082	$19.414	$17.994
Accumulation Unit Value, end of period	$20.905	$24.953	$22.359	$18.082	$19.414
Number of Accumulation Units outstanding, end of period	51,126	60,503	60,011	55,208	68,177

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$13.204	$11.240	$12.259	$9.784	$6.805
Accumulation Unit Value, end of period	$17.994	$13.204	$11.240	$12.259	$9.784
Number of Accumulation Units outstanding, end of period	70,014	56,837	72,173	70,440	42,555

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$47.434	$38.473	$35.834	$36.158	$33.953
Accumulation Unit Value, end of period	$44.668	$47.434	$38.473	$35.834	$36.158
Number of Accumulation Units outstanding, end of period	169,242	187,747	222,349	246,432	278,548

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$24.984	$23.929	$27.259	$23.169	$14.778
Accumulation Unit Value, end of period	$33.953	$24.984	$23.929	$27.259	$23.169
Number of Accumulation Units outstanding, end of period	301,527	349,458	403,189	434,963	493,955

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$77.605	$70.002	$56.815	$60.852	$57.507
Accumulation Unit Value, end of period	$65.999	$77.605	$70.002	$56.815	$60.852
Number of Accumulation Units outstanding, end of period	176,281	201,197	225,913	256,156	287,331

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$41.914	$36.536	$36.676	$29.302	$23.377
Accumulation Unit Value, end of period	$57.507	$41.914	$36.536	$36.676	$29.302
Number of Accumulation Units outstanding, end of period	315,071	352,428	409,776	467,605	542,836

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$20.466	$18.212	$15.319	$16.348	$15.886
Accumulation Unit Value, end of period	$17.912	$20.466	$18.212	$15.319	$16.348
Number of Accumulation Units outstanding, end of period	32,123	34,756	26,628	31,162	42,467

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.645	$10.209	$10.826	$8.686	$6.972
Accumulation Unit Value, end of period	$15.886	$11.645	$10.209	$10.826	$8.686
Number of Accumulation Units outstanding, end of period	41,329	36,399	53,040	19,662	6,846

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$12.706	$10.332	$10.425	$10.704	$11.543
Accumulation Unit Value, end of period	$10.782	$12.706	$10.332	$10.425	$10.704
Number of Accumulation Units outstanding, end of period	59,040	55,862	54,403	59,751	62,407

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$9.653	$8.273	$9.586	$9.034	$7.118
Accumulation Unit Value, end of period	$11.543	$9.653	$8.273	$9.586	$9.034
Number of Accumulation Units outstanding, end of period	54,192	53,530	63,760	33,185	25,031

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$55.724	$42.848	$45.746	$44.715	$43.981
Accumulation Unit Value, end of period	$48.208	$55.724	$42.848	$45.746	$44.715
Number of Accumulation Units outstanding, end of period	344,126	388,664	454,639	510,287	565,925

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$42.025	$35.151	$35.271	$32.153	$26.744
Accumulation Unit Value, end of period	$43.981	$42.025	$35.151	$35.271	$32.153
Number of Accumulation Units outstanding, end of period	616,580	673,004	765,768	892,580	1,004,512

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$12.329	$9.245	$8.848	$10.053	$10.706
Accumulation Unit Value, end of period	$10.048	$12.329	$9.245	$8.848	$10.053
Number of Accumulation Units outstanding, end of period	293,093	325,726	388,155	462,552	515,997

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$10.964	$9.283	$11.525	$9.793	$5.987
Accumulation Unit Value, end of period	$10.706	$10.964	$9.283	$11.525	$9.793
Number of Accumulation Units outstanding, end of period	567,077	620,659	708,715	859,404	1,038,690

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$32.717	$30.844	$29.605	$28.491	$22.153
Accumulation Unit Value, end of period	$30.954	$32.717	$30.844	$29.605	$28.491
Number of Accumulation Units outstanding, end of period	88,933	114,580	132,524	139,490	145,434

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$21.751	$18.986	$17.961	$14.531	$11.629
Accumulation Unit Value, end of period	$22.153	$21.751	$18.986	$17.961	$14.531
Number of Accumulation Units outstanding, end of period	149,228	175,444	178,782	176,542	201,257

(a)	Penn Series REIT Fund Subaccount prior to May 1, 2011.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$17.358	$14.637	$13.792	$14.191	$13.457
Accumulation Unit Value, end of period	$15.507	$17.358	$14.637	$13.792	$14.191
Number of Accumulation Units outstanding, end of period	33,885	41,916	49,189	45,435	46,752

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.124	$9.754	$10.251	$8.951	$7.030
Accumulation Unit Value, end of period	$13.457	$11.124	$9.754	$10.251	$8.951
Number of Accumulation Units outstanding, end of period	51,122	35,059	37,282	28,198	14,167

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$17.848	$15.369	$14.473	$14.825	$14.124
Accumulation Unit Value, end of period	$16.244	$17.848	$15.369	$14.473	$14.825
Number of Accumulation Units outstanding, end of period	75,590	106,149	103,578	82,073	90,426

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$12.002	$10.695	$11.027	$9.751	$7.759
Accumulation Unit Value, end of period	$14.124	$12.002	$10.695	$11.027	$9.751
Number of Accumulation Units outstanding, end of period	126,238	92,450	82,825	72,750	94,004

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$15.960	$14.176	$13.419	$13.663	$13.097
Accumulation Unit Value, end of period	$14.833	$15.960	$14.176	$13.419	$13.663
Number of Accumulation Units outstanding, end of period	162,764	141,760	211,492	203,309	236,068

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.623	$10.610	$10.673	$9.629	$8.086
Accumulation Unit Value, end of period	$13.097	$11.623	$10.610	$10.673	$9.629
Number of Accumulation Units outstanding, end of period	236,973	295,329	259,248	187,965	133,711

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$14.534	$13.380	$12.778	$12.967	$12.504
Accumulation Unit Value, end of period	$13.855	$14.534	$13.380	$12.778	$12.967
Number of Accumulation Units outstanding, end of period	140,632	148,305	158,247	161,587	162,633

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.579	$10.826	$10.671	$9.844	$8.614
Accumulation Unit Value, end of period	$12.504	$11.579	$10.826	$10.671	$9.884
Number of Accumulation Units outstanding, end of period	168,315	173,815	176,546	200,560	194,661

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2018	2017	2016	2015	2014
Accumulation Unit Value, beginning of period	$13.024	$12.396	$11.987	$12.128	$11.837
Accumulation Unit Value, end of period	$12.689	$13.024	$12.396	$11.987	$12.128
Number of Accumulation Units outstanding, end of period	38,795	43,543	24,679	22,526	41,347

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.477	$11.018	$10.735	$10.169	$9.264
Accumulation Unit Value, end of period	$11.837	$11.477	$11.018	$10.735	$10.169
Number of Accumulation Units outstanding, end of period	38,434	38,432	63,551	29,753	36,532

PennMutual. Our Noble Purpose Since 1847, Penn Mutual has been driven by our noble purpose — “a % to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that purchasing life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come. Diversifier II is issued by The Penn Mutual Life Insurance Company on Policy Form DV-790 and state variations thereof. © 2019 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com PM8550 05/19

STATEMENT OF ADDITIONAL INFORMATION — MAY 1, 2019

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PO Box 178 Philadelphia, Pennsylvania 19105 • Telephone (800) 523-0650

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts, dated May 1, 2019. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account”). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”), Customer Service Group, PO Box 178, Philadelphia, PA 19105, visit our web site at www.pennmutual.com or call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payments

When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

The United States Supreme Court has ruled that life annuity payments under an employer’s retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

Subsequent Variable Annuity Payments

The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

Annuity Units

For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

Value of Annuity Units

The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one Valuation Period to the next. For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period. The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period

plus

The per share value of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

Where (c) is:

The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.

Valuation Period

Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

Transaction Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, LLC (“HTK”), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2018, 2017, and 2016, the Company paid commissions to HTK of approximately $36,622, $39,128, and $74,282, respectively.

The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

The Company is custodian of the assets held in the Separate Account.

EXPERTS

The financial statements of the Company as of December 31, 2018 and 2017 and for each of the two years in the period ended December 31, 2018, and the financial statements and financial highlights of the Separate Account of the Company as of December 31, 2018 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 1111 Pennsylvania Avenue, NW, Washington, D.C. 20004.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the statutory financial statements of the Company appear on the following pages. The statutory financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

The Penn Mutual Life Insurance Company

Variable Annuity Account III

Audited Financial Statements

as of December 31, 2018

and for the periods presented

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1800 2001 Market Street Philadelphia PA 19103 T: (267) 330 3000 F: (267) 330 3300 www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company

and Contract Owners of Penn Mutual Variable Annuity Account III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Balanced Fund, Large Growth Stock Fund, Large Cap Growth Fund, Large Core Growth Fund, Large Cap Value Fund, Large Core Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Developed International Index Fund, International Equity Fund, Emerging Markets Equity Fund, Real Estate Securities Fund, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund , Moderately Conservative Allocation Fund, Conservative Allocation Fund, High Income Bond Fund II, Financial Services Fund, Health Care Fund, Russell 2000 1.5x Strategy Fund , Nova Fund , NASDAQ-100 Fund, Technology Fund, Inverse S&P 500 Strategy Fund, Government Long Bond 1.2x Strategy Fund, U.S. Government Money Market Fund, Utilities Fund, Equity Income Portfolio II, and International Stock Portfolio (constituting Penn Mutual Variable Annuity Account III , hereafter collectively referred to as the “Subaccounts”) as of December 31, 2018 the related statements of operations for the year ended December 31, 2018 the statements of changes in net assets for each of the two years in the period ended December 31, 2018 including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2018 the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinions.

Philadelphia, Pennsylvania

April 9th, 2019

We have served as the auditor of one or more of the Subaccounts in Penn Mutual Variable Annuity Account III since 2004.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
Assets:
Investments at fair value	$82,935,768	$71,687,813	$211,862,080	$111,882,592
Dividends receivable	113,227	—	—	—
Receivable for securities sold	1,065,616	2,693,963	5,264,672	1,313,335

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$84,114,611	$74,381,776	$217,126,752	$113,195,927

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$21,151,355	$16,062,422	$52,049,549	$27,337,424
Diversifier II/Optimizer/Retirement Planner VA	2,244,493	1,494,282	6,985,846	7,060,841
Inflation Protector Variable Annuity	4,898,444	4,114,453	17,067,286	7,991,695
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	11,053,702	9,766,135	20,293,566	9,766,570
PennFreedom	15,399,110	25,847,738	50,081,794	19,025,978
Smart Foundation Flex	11,761,943	4,280,724	25,949,904	11,556,761
Smart Foundation Plus	6,941,112	7,060,833	20,898,591	15,740,752
Smart Foundation VA	10,664,452	5,755,189	23,757,092	14,663,240
Smart Foundation Advisory VA	—	—	43,124	52,666

Total Net Assets	$84,114,611	$74,381,776	$217,126,752	$113,195,927

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$10.67	$13.49	$18.55	$25.94

Diversifier II/Optimizer/Retirement Planner VA	$22.10	$17.10	$42.09	$92.78

Inflation Protector Variable Annuity	$8.76	$9.54	$10.97	$14.02

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$10.68	$13.63	$18.74	$26.20

PennFreedom	$9.48	$11.87	$15.52	$24.74

Smart Foundation Flex	$8.97	$9.57	$10.29	$13.04

Smart Foundation Plus	$9.00	$9.60	$10.32	$13.09

Smart Foundation VA	$9.12	$9.74	$10.47	$13.27

Smart Foundation Advisory VA	$9.98	$10.23	$10.37	$10.41

Number of Shares	84,114,611	6,067,029	14,810,829	8,788,504
Cost of Investments	$84,114,611	$71,648,829	$200,690,334	$97,861,965

The accompanying notes are an integral part of these financial statements.

1

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
Assets:
Investments at fair value	$3,358,417,024	$53,074,035	$214,218,296	$28,512,399
Dividends receivable	—	—	—	—
Receivable for securities sold	4,705,478	70,795	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	1,499,569	75,923

Total Net Assets	$3,363,122,502	$53,144,830	$212,718,727	$28,436,476

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$581,126,777	$9,862,592	$45,728,557	$8,177,647
Diversifier II/Optimizer/Retirement Planner VA	153,700,497	6,838,707	23,445,978	1,196,773
Inflation Protector Variable Annuity	325,563,545	4,041,552	9,481,260	934,686
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	196,646,169	5,381,230	16,327,867	2,528,545
PennFreedom	566,564,286	9,244,218	29,903,586	5,114,770
Smart Foundation Flex	483,052,153	5,826,170	24,292,667	4,624,719
Smart Foundation Plus	484,384,667	5,715,973	33,040,677	3,185,517
Smart Foundation VA	571,503,720	6,234,388	30,498,135	2,673,819
Smart Foundation Advisory VA	580,688	—	—	—

Total Net Assets	$3,363,122,502	$53,144,830	$212,718,727	$28,436,476

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$51.19	$17.59	$15.09	$16.74

Diversifier II/Optimizer/Retirement Planner VA*	$311.58	$17.86	$104.68	$17.17

Inflation Protector Variable Annuity	$20.43	$16.92	$26.23	$19.27

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$51.70	$17.68	$15.24	$16.88

PennFreedom	$36.83	$17.50	$21.40	$16.60

Smart Foundation Flex	$18.18	$15.12	$23.00	$17.98

Smart Foundation Plus	$18.25	$15.17	$23.08	$18.05

Smart Foundation VA	$18.50	$15.39	$23.40	$18.30

Smart Foundation Advisory VA	$11.46	$11.01	$13.04	$12.80

Number of Shares	63,986,349	2,721,189	5,324,624	1,588,630
Cost of Investments	$2,201,351,428	$39,763,046	$144,156,395	$21,458,190

*	The accumulated unit value for Diversifier II Non-Qualified in the Large Growth Stock Fund is $103.82

The accompanying notes are an integral part of these financial statements.

2

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
Assets:
Investments at fair value	$62,938,404	$95,180,190	$68,777,933	$252,433,665
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	150,366	404,311	726,832	1,692,263

Total Net Assets	$62,788,038	$94,775,879	$68,051,101	$250,741,402

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$12,337,405	$19,404,308	$17,327,560	$47,786,383
Diversifier II/Optimizer/Retirement Planner VA	19,017,813	20,860,782	8,534,456	16,084,295
Inflation Protector Variable Annuity	1,883,967	2,977,021	2,737,698	21,410,433
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	6,696,268	7,439,420	7,409,293	23,570,930
PennFreedom	6,852,937	22,404,296	13,700,342	52,789,081
Smart Foundation Flex	4,753,751	5,940,023	7,153,784	29,567,184
Smart Foundation Plus	5,287,903	10,120,845	4,324,186	28,473,925
Smart Foundation VA	5,957,994	5,629,184	6,863,782	31,059,171
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$62,788,038	$94,775,879	$68,051,101	$250,741,402

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$19.44	$19.74	$15.22	$21.59

Diversifier II/Optimizer/Retirement Planner VA	$19.74	$83.42	$15.45	$34.22

Inflation Protector Variable Annuity	$23.54	$17.98	$18.05	$22.56

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$19.54	$19.94	$15.29	$21.80

PennFreedom	$19.34	$18.79	$15.14	$23.36

Smart Foundation Flex	$21.04	$16.58	$17.09	$19.73

Smart Foundation Plus	$21.12	$16.64	$17.15	$19.80

Smart Foundation VA	$21.42	$16.88	$17.39	$20.07

Smart Foundation Advisory VA	$13.62	$10.49	$10.67	$11.48

Number of Shares	2,801,787	3,614,641	3,908,736	12,037,513
Cost of Investments	$39,571,106	$72,190,096	$51,067,897	$182,171,031

The accompanying notes are an integral part of these financial statements.

3

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
Assets:
Investments at fair value	$75,677,293	$92,602,193	$42,508,165	$46,827,165
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	1,011,119	1,566,241	514,582	770,174

Total Net Assets	$74,666,174	$91,035,952	$41,993,583	$46,056,991

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$17,934,357	$23,250,172	$10,095,744	$5,916,364
Diversifier II/Optimizer/Retirement Planner VA	6,743,203	8,097,143	1,473,623	541,868
Inflation Protector Variable Annuity	1,718,281	3,977,738	2,268,898	3,042,725
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	7,060,951	6,787,664	3,895,013	2,793,677
PennFreedom	20,833,172	13,550,061	9,685,440	11,011,091
Smart Foundation Flex	5,574,246	10,175,312	3,760,853	9,635,444
Smart Foundation Plus	7,423,400	17,920,272	5,088,976	5,414,464
Smart Foundation VA	7,378,564	7,277,590	5,725,036	7,701,358
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$74,666,174	$91,035,952	$41,993,583	$46,056,991

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$14.64	$33.20	$24.31	$21.56

Diversifier II/Optimizer/Retirement Planner VA	$32.23	$43.64	$24.92	$21.90

Inflation Protector Variable Annuity	$20.18	$18.37	$20.10	$20.85

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$14.77	$33.53	$24.51	$21.68

PennFreedom	$23.52	$27.72	$24.11	$21.45

Smart Foundation Flex	$17.68	$16.85	$17.60	$18.47

Smart Foundation Plus	$17.75	$16.91	$17.67	$18.53

Smart Foundation VA	$17.99	$17.15	$17.91	$18.79

Smart Foundation Advisory VA	$12.64	$9.88	$9.62	$11.96

Number of Shares	3,927,731	4,028,139	2,007,341	1,847,452
Cost of Investments	$53,178,449	$72,670,331	$37,668,716	$41,125,360

The accompanying notes are an integral part of these financial statements.

4

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Assets:
Investments at fair value	$43,594,513	$57,798,853	$149,253,972	$54,474,264
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	857,375	1,061,710	2,118,041	1,431,956

Total Net Assets	$42,737,138	$56,737,143	$147,135,931	$53,042,308

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$5,415,089	$14,118,138	$39,164,467	$6,828,261
Diversifier II/Optimizer/Retirement Planner VA	1,068,785	7,559,775	11,634,448	575,375
Inflation Protector Variable Annuity	6,189,645	1,793,660	6,369,536	5,326,517
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	2,809,042	5,106,552	11,898,185	3,435,422
PennFreedom	8,797,311	10,412,533	35,334,725	11,617,260
Smart Foundation Flex	6,606,488	5,224,821	12,150,283	9,956,633
Smart Foundation Plus	5,327,951	6,337,128	18,704,980	5,522,545
Smart Foundation VA	6,522,827	6,141,412	11,879,307	9,780,295
Smart Foundation Advisory VA	—	43,124	—	—

Total Net Assets	$42,737,138	$56,737,143	$147,135,931	$53,042,308

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$20.58	$23.63	$44.56	$17.64

Diversifier II/Optimizer/Retirement Planner VA	$20.90	$44.67	$66.00	$17.91

Inflation Protector Variable Annuity	$19.39	$18.39	$20.61	$19.34

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$20.69	$23.87	$45.00	$17.73

PennFreedom	$20.48	$14.42	$34.60	$17.54

Smart Foundation Flex	$17.83	$17.75	$17.37	$16.87

Smart Foundation Plus	$17.89	$17.81	$17.43	$16.93

Smart Foundation VA	$18.14	$18.06	$17.67	$17.17

Smart Foundation Advisory VA	$9.51	$11.81	$9.59	$10.00

Number of Shares	1,805,540	1,533,436	4,603,753	2,618,080
Cost of Investments	$40,550,861	$44,000,687	$115,486,865	$48,754,312

The accompanying notes are an integral part of these financial statements.

5

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
Assets:
Investments at fair value	$52,858,408	$177,974,768	$86,250,978	$81,964,588
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	1,494,488	952,024

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	296,090	847,916	—	—

Total Net Assets	$52,562,318	$177,126,852	$87,745,466	$82,916,612

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$7,331,536	$49,772,458	$17,965,992	$18,281,050
Diversifier II/Optimizer/Retirement Planner VA	636,574	16,589,620	2,945,069	2,752,819
Inflation Protector Variable Annuity	6,344,472	9,167,557	6,623,966	7,882,454
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	4,118,318	15,650,656	7,182,682	6,853,152
PennFreedom	14,837,098	42,684,203	28,706,324	17,888,625
Smart Foundation Flex	7,433,515	14,599,072	9,067,059	9,508,809
Smart Foundation Plus	3,255,078	15,198,463	7,367,559	9,145,196
Smart Foundation VA	8,605,727	13,407,325	7,886,815	10,604,507
Smart Foundation Advisory VA	—	57,498	—	—

Total Net Assets	$52,562,318	$177,126,852	$87,745,466	$82,916,612

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$10.62	$21.50	$9.89	$30.19

Diversifier II/Optimizer/Retirement Planner VA	$10.78	$48.21	$10.05	$30.95

Inflation Protector Variable Annuity	$11.86	$14.41	$9.67	$17.91

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$10.67	$21.72	$9.94	$30.44

PennFreedom	$10.56	$27.31	$9.84	$29.94

Smart Foundation Flex	$12.68	$13.36	$10.49	$15.93

Smart Foundation Plus	$12.72	$13.41	$10.52	$15.98

Smart Foundation VA	$12.90	$13.60	$10.67	$16.21

Smart Foundation Advisory VA	$10.62	$11.44	$11.06	$10.21

Number of Shares	4,301,335	6,681,511	7,703,728	4,030,949
Cost of Investments	$52,237,520	$144,920,590	$86,992,143	$69,569,887

The accompanying notes are an integral part of these financial statements.

6

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Assets:
Investments at fair value	$62,504,426	$207,875,712	$277,860,782	$85,406,786
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	260,266	96,322

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	444,644	55,788	—	—

Total Net Assets	$62,059,782	$207,819,924	$278,121,048	$85,503,108

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$11,072,950	$47,966,850	$49,901,410	$17,805,468
Diversifier II/Optimizer/Retirement Planner VA	525,457	1,227,915	2,414,293	1,948,451
Inflation Protector Variable Annuity	11,085,858	25,253,579	31,587,062	8,898,500
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	4,010,146	17,510,131	32,148,322	9,640,657
PennFreedom	9,450,613	44,555,710	60,004,631	16,805,593
Smart Foundation Flex	7,843,465	33,075,899	36,403,452	6,859,823
Smart Foundation Plus	7,248,630	16,107,273	31,378,213	13,904,055
Smart Foundation VA	10,822,663	22,122,567	34,283,665	9,640,561
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$62,059,782	$207,819,924	$278,121,048	$85,503,108

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$15.27	$15.99	$14.60	$13.64

Diversifier II/Optimizer/Retirement Planner VA	$15.51	$16.24	$14.83	$13.85

Inflation Protector Variable Annuity	$16.47	$15.76	$14.49	$13.17

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$15.35	$16.08	$14.68	$13.71

PennFreedom	$15.19	$15.91	$14.53	$13.57

Smart Foundation Flex	$15.31	$14.65	$13.51	$12.39

Smart Foundation Plus	$15.36	$14.70	$13.56	$12.44

Smart Foundation VA	$15.58	$14.91	$13.75	$12.61

Smart Foundation Advisory VA	$10.78	$10.75	$10.64	$10.53

Number of Shares	3,572,814	11,469,091	16,876,277	5,584,788
Cost of Investments	$52,957,088	$164,908,984	$218,746,581	$74,611,627

The accompanying notes are an integral part of these financial statements.

7

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	Conservative Allocation Fund	High Income Bond Fund II	Financial Services Fund†	Health Care Fund††
Assets:
Investments at fair value	$53,311,015	$73,987	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	8,803	9	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$53,319,818	$73,996	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$13,904,723	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	492,257	—	—	—
Inflation Protector Variable Annuity	3,009,385	—	—	—
Olympia XT Advisor	—	73,996	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	7,368,054	—	—	—
PennFreedom	11,543,807	—	—	—
Smart Foundation Flex	2,878,854	—	—	—
Smart Foundation Plus	9,151,539	—	—	—
Smart Foundation VA	4,971,199	—	—	—
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$53,319,818	$73,996	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$12.49	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$12.69	$—	$—	$—

Inflation Protector Variable Annuity	$11.67	$—	$—	$—

Olympia XT Advisor	$—	$24.36	$11.34	$29.40

Penn Freedom Advisor	$—	$23.57	$10.97	$28.44

Pennant Select	$12.56	$—	$—	$—

PennFreedom	$12.43	$—	$—	$—

Smart Foundation Flex	$11.17	$—	$—	$—

Smart Foundation Plus	$11.21	$—	$—	$—

Smart Foundation VA	$11.37	$—	$—	$—

Smart Foundation Advisory VA	$10.41	$—	$—	$—

Number of Shares	3,811,281	12,190	—	—
Cost of Investments	$49,869,072	$76,953	$—	$—

†	Financial Services Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
††	Health Care Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

8

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	Russell 2000 1.5x Strategy Fund†††	Nova Fund††††	NASDAQ-100 Fund†††††	Technology Fund††††††
Assets:
Investments at fair value	$—	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:

Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—	—	—
Inflation Protector Variable Annuity	—	—	—	—
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	—	—	—	—
PennFreedom	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$—	$—	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$21.54	$23.93	$35.89	$25.00

Penn Freedom Advisor	$20.84	$23.15	$34.72	$24.18

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Smart Foundation Advisory VA	$—	$—	$—	$—

Number of Shares	—	—	—	—
Cost of Investments	$—	$—	$—	$—

†††	Russell 2000 1.5x Strategy Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
††††	Nova Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
†††††	NASDAQ-100 Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
††††††	Technology Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

9

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	Inverse S&P 500 Strategy Fund†††††††	Government Long Bond 1.2x Strategy Fund††††††††	U.S. Government Money Market Fund	Utilites Fund†††††††††
Assets:
Investments at fair value	$—	$—	$2,492	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$2,492	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—	—	—
Inflation Protector Variable Annuity	—	—	—	—
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	2,492	—
Pennant Select	—	—	—	—
PennFreedom	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$—	$—	$2,492	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$1.68	$20.32	$8.93	$21.95

Penn Freedom Advisor	$1.63	$19.65	$8.64	$21.23

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Smart Foundation Advisory VA	$—	$—	$—	$—

Number of Shares	—	—	2,492	—
Cost of Investments	$—	$—	$2,492	$—

†††††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
††††††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
†††††††††	Utilities Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

10

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018

(continued)

	Equity Income Portfolio II	International Stock Portfolio
Assets:
Investments at fair value	$110,328	$30,830
Dividends receivable	—	—
Receivable for securities sold	13	4

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—
Payable for securities purchased	—	—

Total Net Assets	$110,341	$30,834

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—
Inflation Protector Variable Annuity	—	—
Olympia XT Advisor	110,341	30,834
Penn Freedom Advisor	—	—
Pennant Select	—	—
PennFreedom	—	—
Smart Foundation Flex	—	—
Smart Foundation Plus	—	—
Smart Foundation VA	—	—
Smart Foundation Advisory VA	—	—

Total Net Assets	$110,341	$30,834

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—

Inflation Protector Variable Annuity	$—	$—

Olympia XT Advisor	$20.10	$17.16

Penn Freedom Advisor	$19.71	$16.60

Pennant Select	$—	$—

PennFreedom	$—	$—

Smart Foundation Flex	$—	$—

Smart Foundation Plus	$—	$—

Smart Foundation VA	$—	$—

Smart Foundation Advisory VA	$—	$—

Number of Shares	4,742	2,365
Cost of Investments	$132,373	$35,203

The accompanying notes are an integral part of these financial statements.

11

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2018

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund
Net Investment Income (Loss):
Dividends	$407,485	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	925,604	1,026,666	3,117,180	1,662,157	47,711,886
Contract administration charges	102,618	115,570	338,963	176,285	5,066,899

Net investment income (loss)	(620,737)	(1,142,236)	(3,456,143)	(1,838,442)	(52,778,785)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	1,038,073	6,236,668	7,025,126	215,009,867
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	1,038,073	6,236,668	7,025,126	215,009,867
Net change in unrealized gain (loss) of investments	—	43,746	(6,733,619)	(9,705,529)	(193,518,427)

Net realized and unrealized gain (loss) on investments	—	1,081,819	(496,951)	(2,680,403)	21,491,440

Net increase (decrease) in net assets resulting from operations	$(620,737)	$(60,417)	$(3,953,094)	$(4,518,845)	$(31,287,345)

The accompanying notes are an integral part of these financial statements.

12

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2018

(continued)

	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	765,134	3,188,091	409,919	882,494	1,462,053
Contract administration charges	75,254	319,069	44,606	69,640	131,004

Net investment income (loss)	(840,388)	(3,507,160)	(454,525)	(952,134)	(1,593,057)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	3,854,911	25,515,016	3,325,681	7,738,087	9,830,787
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	3,854,911	25,515,016	3,325,681	7,738,087	9,830,787
Net change in unrealized gain (loss) of investments	(5,330,543)	(26,754,452)	(3,035,115)	(5,408,861)	(17,593,219)

Net realized and unrealized gain (loss) on investments	(1,475,632)	(1,239,436)	290,566	2,329,226	(7,762,432)

Net increase (decrease) in net assets resulting from operations	$(2,316,020)	$(4,746,596)	$(163,959)	$1,377,092	$(9,355,489)

The accompanying notes are an integral part of these financial statements.

13

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2018

(continued)

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	1,027,134	3,756,610	1,084,239	1,487,644	667,179
Contract administration charges	102,793	396,345	112,820	151,721	73,283

Net investment income (loss)	(1,129,927)	(4,152,955)	(1,197,059)	(1,639,365)	(740,462)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	7,442,224	26,996,718	8,488,597	9,118,522	4,163,384
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	7,442,224	26,996,718	8,488,597	9,118,522	4,163,384
Net change in unrealized gain (loss) of investments	(11,998,208)	(38,576,022)	(7,845,156)	(25,170,566)	(10,391,570)

Net realized and unrealized gain (loss) on investments	(4,555,984)	(11,579,304)	643,441	(16,052,044)	(6,228,186)

Net increase (decrease) in net assets resulting from operations	$(5,685,911)	$(15,732,259)	$(553,618)	$(17,691,409)	$(6,968,648)

The accompanying notes are an integral part of these financial statements.

14

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2018

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	706,786	708,029	840,263	2,344,883	831,739
Contract administration charges	77,222	76,251	82,908	245,754	91,474

Net investment income (loss)	(784,008)	(784,280)	(923,171)	(2,590,637)	(923,213)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	3,677,357	3,460,343	6,073,935	17,530,130	4,635,456
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	3,677,357	3,460,343	6,073,935	17,530,130	4,635,456
Net change in unrealized gain (loss) of investments	(6,145,205)	(11,009,952)	(8,650,839)	(41,006,089)	(11,115,340)

Net realized and unrealized gain (loss) on investments	(2,467,848)	(7,549,609)	(2,576,904)	(23,475,959)	(6,479,884)

Net increase (decrease) in net assets resulting from operations	$(3,251,856)	$(8,333,889)	$(3,500,075)	$(26,066,596)	$(7,403,097)

The accompanying notes are an integral part of these financial statements.

15

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2018

(continued)

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	812,777	2,675,730	1,373,202	1,223,038	946,454
Contract administration charges	90,006	277,257	150,189	133,270	104,002

Net investment income (loss)	(902,783)	(2,952,987)	(1,523,391)	(1,356,308)	(1,050,456)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	2,578,305	12,126,616	3,256,743	6,749,893	3,842,575
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	2,578,305	12,126,616	3,256,743	6,749,893	3,842,575
Net change in unrealized gain (loss) of investments	(11,257,850)	(37,676,333)	(22,507,907)	(10,595,796)	(10,353,556)

Net realized and unrealized gain (loss) on investments	(8,679,545)	(25,549,717)	(19,251,164)	(3,845,903)	(6,510,981)

Net increase (decrease) in net assets resulting from operations	$(9,582,328)	$(28,502,704)	$(20,774,555)	$(5,202,211)	$(7,561,437)

The accompanying notes are an integral part of these financial statements.

16

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2018

(continued)

	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund	High Income Bond Fund II
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$6,092

Expense:
Mortality and expense risk charges	3,202,131	4,156,736	1,226,941	715,058	961
Contract administration charges	355,689	462,408	135,292	81,077	115

Net investment income (loss)	(3,557,820)	(4,619,144)	(1,362,233)	(796,135)	5,016

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	14,217,989	16,907,932	3,737,704	1,655,227	11
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	14,217,989	16,907,932	3,737,704	1,655,227	11
Net change in unrealized gain (loss) of investments	(31,772,862)	(34,310,379)	(6,882,024)	(2,377,154)	(8,620)

Net realized and unrealized gain (loss) on investments	(17,554,873)	(17,402,447)	(3,144,320)	(721,927)	(8,609)

Net increase (decrease) in net assets resulting from operations	$(21,112,693)	$(22,021,591)	$(4,506,553)	$(1,518,062)	$(3,593)

The accompanying notes are an integral part of these financial statements.

17

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2018

(continued)

	Financial Services Fund†	Health Care Fund††	Russell 2000 1.5x Strategy Fund†††	Nova Fund†††	NASDAQ-100 Fund††††
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	—	—	376	—	—
Contract administration charges	—	—	39	—	—

Net investment income (loss)	—	—	(415)	—	—

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	22,108	—	—
Realized gains distributions	—	—	1,313	—	—

Net realized gain (loss) from investment transactions	—	—	23,421	—	—
Net change in unrealized gain (loss) of investments	—	—	(22,558)	—	—

Net realized and unrealized gain (loss) on investments	—	—	863	—	—

Net increase (decrease) in net assets resulting from operations	$—	$—	$448	$—	$—

†	Financial Services Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
††	Health Care Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
†††	Russell 2000 1.5x Strategy Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
††††	Nova Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
†††††	NASDAQ-100 Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

18

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2018

(continued)

	Technology Fund††††††††	Inverse S&P 500 Strategy Fund†††††††††	Government Long Bond 1.2x Strategy Fund††††††††††	U.S. Government Money Market Fund	Utilites Fund†††††††††††
Net Investment Income (Loss):
Dividends	$—	$—	$—	$21	$—

Expense:
Mortality and expense risk charges	—	—	—	55	—
Contract administration charges	—	—	—	6	—

Net investment income (loss)	—	—	—	(40)	—

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	—	—	—
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$—	$—	$—	$(40)	$—

††††††††	Technology Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
†††††††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
††††††††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
†††††††††††	Utilities Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

19

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2018

(continued)

	Equity Income Portfolio II	International Stock Portfolio
Net Investment Income (Loss):
Dividends	$2,203	$477

Expense:
Mortality and expense risk charges	1,560	440
Contract administration charges	187	53

Net investment income (loss)	456	(16)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	33	50
Realized gains distributions	11,114	3,357

Net realized gain (loss) from investment transactions	11,147	3,407
Net change in unrealized gain (loss) of investments	(25,194)	(9,003)

Net realized and unrealized gain (loss) on investments	(14,047)	(5,596)

Net increase (decrease) in net assets resulting from operations	$(13,591)	$(5,612)

The accompanying notes are an integral part of these financial statements.

20

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017

	Money Market Fund		Limited Maturity Bond Fund		Quality Bond Fund
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(620,737)	$(1,120,324)	$(1,142,236)	$(1,231,044)	$(3,456,143)	$(3,724,502)
Net realized gains (losses) from investment transactions	—	—	1,038,073	920,047	6,236,668	5,727,043
Net change in unrealized gain (loss) of investments	—	—	43,746	508,526	(6,733,619)	5,624,542

Net increase (decrease) in net assets resulting from operations	(620,737)	(1,120,324)	(60,417)	197,529	(3,953,094)	7,627,083

Variable Annuity Activities:
Purchase payments	8,494,754	4,564,962	2,687,011	2,230,719	7,891,520	9,881,573
Surrender benefits	(38,771,434)	(28,555,762)	(9,100,616)	(10,250,745)	(24,677,278)	(24,127,795)
Net transfers	50,841,937	(2,703,656)	1,423,784	1,542,410	(5,790,315)	3,476,655
Payments for supplementary contracts without life contingency	—	—	—	—	(255)	(271)
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(709,037)	(718,766)	(678,639)	(695,535)	(2,030,953)	(2,088,229)
Annuity benefits	(791,075)	(1,774,640)	(631,364)	(663,138)	(2,236,037)	(1,667,933)

Net increase (decrease) in net assets resulting from variable annuity activities	19,065,145	(29,187,862)	(6,299,824)	(7,836,289)	(26,843,318)	(14,526,000)

Total increase (decrease) in net assets	18,444,408	(30,308,186)	(6,360,241)	(7,638,760)	(30,796,412)	(6,898,917)
Net Assets:
Beginning of year	65,670,203	95,978,389	80,742,017	88,380,777	247,923,164	254,822,081

End of year	$84,114,611	$65,670,203	$74,381,776	$80,742,017	$217,126,752	$247,923,164

	High Yield Bond Fund		Flexibly Managed Fund		Balanced Fund
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(1,838,442)	$(1,878,451)	$(52,778,785)	$(50,426,588)	$(840,388)	$(838,166)
Net realized gains (losses) from investment transactions	7,025,126	5,518,610	215,009,867	168,943,407	3,854,911	3,477,046
Net change in unrealized gain (loss) of investments	(9,705,529)	3,673,602	(193,518,427)	301,177,403	(5,330,543)	4,240,781

Net increase (decrease) in net assets resulting from operations	(4,518,845)	7,313,761	(31,287,345)	419,694,222	(2,316,020)	6,879,661

Variable Annuity Activities:
Purchase payments	4,976,018	5,436,498	172,150,970	170,046,327	1,966,966	2,164,677
Surrender benefits	(12,643,176)	(11,927,200)	(264,443,293)	(235,646,224)	(5,381,627)	(4,613,488)
Net transfers	(330,586)	3,604,648	3,213,085	71,583,992	(165,977)	732,232
Payments for supplementary contracts without life contingency	(406)	(421)	(1,984)	(1,939)	—	—
Payments for supplementary contracts with life contingency	(1,111)	(2,240)	(2,263)	(4,356)	—	—
Contract administration charges	(1,083,130)	(1,053,565)	(32,826,653)	(30,104,478)	(448,862)	(431,571)
Annuity benefits	(1,905,543)	(1,187,668)	(24,577,572)	(24,921,535)	(458,126)	(683,883)

Net increase (decrease) in net assets resulting from variable annuity activities	(10,987,934)	(5,129,948)	(146,487,710)	(49,048,213)	(4,487,626)	(2,832,033)

Total increase (decrease) in net assets	(15,506,779)	2,183,813	(177,775,055)	370,646,009	(6,803,646)	4,047,628
Net Assets:
Beginning of year	128,702,706	126,518,893	3,540,897,557	3,170,251,548	59,948,476	55,900,848

End of year	$113,195,927	$128,702,706	$3,363,122,502	$3,540,897,557	$53,144,830	$59,948,476

The accompanying notes are an integral part of these financial statements.

21

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017

(continued)

	Large Growth Stock Fund		Large Cap Growth Fund		Large Core Growth Fund
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(3,507,160)	$(3,087,393)	$(454,525)	$(414,953)	$(952,134)	$(824,689)
Net realized gains (losses) from investment transactions	25,515,016	19,832,477	3,325,681	2,168,578	7,738,087	4,435,149
Net change in unrealized gain (loss) of investments	(26,754,452)	39,647,839	(3,035,115)	4,776,294	(5,408,861)	12,255,570

Net increase (decrease) in net assets resulting from operations	(4,746,596)	56,392,923	(163,959)	6,529,919	1,377,092	15,866,030

Variable Annuity Activities:
Purchase payments	11,749,409	8,618,147	927,954	1,065,864	3,019,640	1,669,947
Surrender benefits	(22,544,081)	(15,771,965)	(4,537,765)	(1,727,442)	(7,664,873)	(5,169,061)
Net transfers	(244,555)	(376,722)	2,475,789	(637,311)	1,524,598	1,830,262
Payments for supplementary contracts without life contingency	(1,311)	(1,164)	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(1,858,746)	(1,570,494)	(242,932)	(210,680)	(351,997)	(291,948)
Annuity benefits	(1,776,707)	(1,323,632)	(40,900)	(220,887)	(689,470)	(374,516)

Net increase (decrease) in net assets resulting from variable annuity activities	(14,675,991)	(10,425,830)	(1,417,854)	(1,730,456)	(4,162,102)	(2,335,316)

Total increase (decrease) in net assets	(19,422,587)	45,967,093	(1,581,813)	4,799,463	(2,785,010)	13,530,714
Net Assets:
Beginning of year	232,141,314	186,174,221	30,018,289	25,218,826	65,573,048	52,042,334

End of year	$212,718,727	$232,141,314	$28,436,476	$30,018,289	$62,788,038	$65,573,048

	Large Cap Value Fund		Large Core Value Fund		Index 500 Fund
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(1,593,057)	$(1,602,989)	$(1,129,927)	$(1,142,112)	$(4,152,955)	$(3,949,536)
Net realized gains (losses) from investment transactions	9,830,787	6,684,382	7,442,224	7,783,669	26,996,718	24,815,794
Net change in unrealized gain (loss) of investments	(17,593,219)	8,836,600	(11,998,208)	3,621,644	(38,576,022)	27,801,856

Net increase (decrease) in net assets resulting from operations	(9,355,489)	13,917,993	(5,685,911)	10,263,201	(15,732,259)	48,668,114

Variable Annuity Activities:
Purchase payments	1,119,874	1,999,659	1,422,279	2,004,584	8,958,222	7,658,201
Surrender benefits	(12,861,991)	(9,101,363)	(8,701,319)	(7,370,115)	(27,603,027)	(20,782,519)
Net transfers	(547,019)	2,033,439	(689,009)	(3,785,176)	4,111,979	(4,492,302)
Payments for supplementary contracts without life contingency	(1,065)	(1,042)	—	—	(733)	(687)
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(697,266)	(665,885)	(543,303)	(533,676)	(2,498,193)	(2,337,522)
Annuity benefits	(859,150)	(1,066,148)	(938,115)	(964,617)	(1,746,718)	(2,298,169)

Net increase (decrease) in net assets resulting from variable annuity activities	(13,846,617)	(6,801,340)	(9,449,467)	(10,649,000)	(18,778,470)	(22,252,998)

Total increase (decrease) in net assets	(23,202,106)	7,116,653	(15,135,378)	(385,799)	(34,510,729)	26,415,116
Net Assets:
Beginning of year	117,977,985	110,861,332	83,186,479	83,572,278	285,252,131	258,837,015

End of year	$94,775,879	$117,977,985	$68,051,101	$83,186,479	$250,741,402	$285,252,131

The accompanying notes are an integral part of these financial statements.

22

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017

(continued)

	Mid Cap Growth Fund		Mid Cap Value Fund		Mid Core Value Fund
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(1,197,059)	$(1,056,895)	$(1,639,365)	$(1,686,385)	$(740,462)	$(763,708)
Net realized gains (losses) from investment transactions	8,488,597	4,653,349	9,118,522	10,153,503	4,163,384	7,953,261
Net change in unrealized gain (loss) of investments	(7,845,156)	13,023,769	(25,170,566)	8,457,592	(10,391,570)	(2,168,803)

Net increase (decrease) in net assets resulting from operations	(553,618)	16,620,223	(17,691,409)	16,924,710	(6,968,648)	5,020,750

Variable Annuity Activities:
Purchase payments	3,129,081	1,636,713	4,056,024	3,892,806	1,334,322	2,539,181
Surrender benefits	(7,766,687)	(5,577,151)	(9,367,422)	(7,810,243)	(4,905,046)	(6,498,204)
Net transfers	1,179,050	449,552	(1,786,201)	(7,020,403)	(484,441)	(572,761)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(636,855)	(552,724)	(836,951)	(849,892)	(482,358)	(463,756)
Annuity benefits	(522,226)	(518,194)	(805,139)	(968,408)	(494,259)	(701,750)

Net increase (decrease) in net assets resulting from variable annuity activities	(4,617,637)	(4,561,804)	(8,739,689)	(12,756,140)	(5,031,782)	(5,697,290)

Total increase (decrease) in net assets	(5,171,255)	12,058,419	(26,431,098)	4,168,570	(12,000,430)	(676,540)
Net Assets:
Beginning of year	79,837,429	67,779,010	117,467,050	113,298,480	53,994,013	54,670,553

End of year	$74,666,174	$79,837,429	$91,035,952	$117,467,050	$41,993,583	$53,994,013

	SMID Cap Growth Fund		SMID Cap Value Fund		Small Cap Growth Fund
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(784,008)	$(685,207)	$(784,280)	$(773,027)	$(923,171)	$(800,962)
Net realized gains (losses) from investment transactions	3,677,357	2,582,074	3,460,343	5,306,898	6,073,935	3,746,588
Net change in unrealized gain (loss) of investments	(6,145,205)	8,292,148	(11,009,952)	1,005,794	(8,650,839)	8,568,208

Net increase (decrease) in net assets resulting from operations	(3,251,856)	10,189,015	(8,333,889)	5,539,665	(3,500,075)	11,513,834

Variable Annuity Activities:
Purchase payments	2,369,444	3,150,077	2,007,000	1,917,774	2,469,057	1,423,899
Surrender benefits	(4,254,989)	(2,705,433)	(4,496,776)	(2,959,720)	(6,089,448)	(4,399,635)
Net transfers	2,441,497	(269,764)	25,937	(3,373,399)	3,691,076	3,326,671
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(512,239)	(439,914)	(528,971)	(504,319)	(468,705)	(387,411)
Annuity benefits	(151,702)	(343,274)	(42,584)	(186,559)	(608,835)	(578,262)

Net increase (decrease) in net assets resulting from variable annuity activities	(107,989)	(608,308)	(3,035,394)	(5,106,223)	(1,006,855)	(614,738)

Total increase (decrease) in net assets	(3,359,845)	9,580,707	(11,369,283)	433,442	(4,506,930)	10,899,096
Net Assets:
Beginning of year	49,416,836	39,836,129	54,106,421	53,672,979	61,244,073	50,344,977

End of year	$46,056,991	$49,416,836	$42,737,138	$54,106,421	$56,737,143	$61,244,073

The accompanying notes are an integral part of these financial statements.

23

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017

(continued)

	Small Cap Value Fund		Small Cap Index Fund		Developed International Index Fund
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(2,590,637)	$(2,498,414)	$(923,213)	$(852,597)	$(902,783)	$(839,095)
Net realized gains (losses) from investment transactions	17,530,130	18,463,306	4,635,456	5,377,638	2,578,305	1,793,907
Net change in unrealized gain (loss) of investments	(41,006,089)	1,902,879	(11,115,340)	1,998,325	(11,257,850)	10,385,427

Net increase (decrease) in net assets resulting from operations	(26,066,596)	17,867,771	(7,403,097)	6,523,366	(9,582,328)	11,340,239

Variable Annuity Activities:
Purchase payments	5,083,582	6,725,642	2,020,474	2,668,002	2,396,399	1,770,480
Surrender benefits	(15,412,563)	(12,107,608)	(5,605,680)	(3,044,048)	(5,381,841)	(3,233,301)
Net transfers	1,594,663	3,170,722	3,944,234	(2,142,804)	3,014,105	4,383,339
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	(2,032)	(3,886)	—	—	—	—
Contract administration charges	(1,412,912)	(1,271,942)	(643,049)	(586,337)	(657,644)	(599,243)
Annuity benefits	(1,361,847)	(1,026,846)	(65,359)	(415,720)	(255,090)	(289,030)

Net increase (decrease) in net assets resulting from variable annuity activities	(11,511,109)	(4,513,918)	(349,380)	(3,520,907)	(884,071)	2,032,245

Total increase (decrease) in net assets	(37,577,705)	13,353,853	(7,752,477)	3,002,459	(10,466,399)	13,372,484
Net Assets:
Beginning of year	184,713,636	171,359,783	60,794,785	57,792,326	63,028,717	49,656,233

End of year	$147,135,931	$184,713,636	$53,042,308	$60,794,785	$52,562,318	$63,028,717

	International Equity Fund		Emerging Markets Equity Fund		Real Estate Securities Fund
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(2,952,987)	$(3,038,114)	$(1,523,391)	$(1,541,134)	$(1,356,308)	$(1,507,009)
Net realized gains (losses) from investment transactions	12,126,616	15,633,998	3,256,743	1,239,511	6,749,893	7,540,169
Net change in unrealized gain (loss) of investments	(37,676,333)	41,390,609	(22,507,907)	29,533,425	(10,595,796)	(184,182)

Net increase (decrease) in net assets resulting from operations	(28,502,704)	53,986,493	(20,774,555)	29,231,802	(5,202,211)	5,848,978

Variable Annuity Activities:
Purchase payments	5,104,169	4,182,547	4,549,342	3,268,431	3,531,585	4,298,611
Surrender benefits	(18,359,026)	(18,293,944)	(8,686,443)	(6,559,815)	(7,610,216)	(7,100,923)
Net transfers	2,043,480	(3,155,866)	(121,364)	1,457,497	(6,968,657)	(2,857,096)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	(1,862)	(3,919)
Contract administration charges	(1,615,612)	(1,582,477)	(1,014,816)	(975,372)	(810,732)	(866,805)
Annuity benefits	(985,878)	(1,560,968)	(432,813)	(581,804)	(542,200)	(485,853)

Net increase (decrease) in net assets resulting from variable annuity activities	(13,812,867)	(20,410,708)	(5,706,094)	(3,391,063)	(12,402,082)	(7,015,985)

Total increase (decrease) in net assets	(42,315,571)	33,575,785	(26,480,649)	25,840,739	(17,604,293)	(1,167,007)
Net Assets:
Beginning of year	219,442,423	185,866,638	114,226,115	88,385,376	100,520,905	101,687,912

End of year	$177,126,852	$219,442,423	$87,745,466	$114,226,115	$82,916,612	$100,520,905

The accompanying notes are an integral part of these financial statements.

24

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017

(continued)

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund		Moderately Conservative Allocation Fund
	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(1,050,456)	$(971,992)	$(3,557,820)	$(3,642,251)	$(4,619,144)	$(4,842,340)	$(1,362,233)	$(1,397,370)
Net realized gains (losses) from investment transactions	3,842,575	3,253,298	14,217,989	10,116,983	16,907,932	17,370,932	3,737,704	3,784,068
Net change in unrealized gain (loss) of investments	(10,353,556)	8,565,807	(31,772,862)	29,423,299	(34,310,379)	25,288,786	(6,882,024)	5,252,570

Net increase (decrease) in net assets resulting from operations	(7,561,437)	10,847,113	(21,112,693)	35,898,031	(22,021,591)	37,817,378	(4,506,553)	7,639,268

Variable Annuity Activities:
Purchase payments	1,942,502	3,694,690	4,287,698	5,282,315	8,222,617	7,859,821	4,968,182	1,597,703
Surrender benefits	(4,567,204)	(2,299,379)	(16,225,699)	(14,228,102)	(27,509,946)	(27,395,275)	(8,248,703)	(7,652,527)
Net transfers	869,716	1,296,549	(10,223,824)	11,578,181	(4,188,781)	(4,019,715)	463,116	2,527,114
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(736,145)	(651,245)	(2,501,676)	(2,483,113)	(3,323,581)	(3,382,182)	(855,598)	(850,339)
Annuity benefits	(134,083)	(49,173)	(655,974)	(1,142,183)	(2,319,793)	(1,988,662)	(1,124,434)	(2,507,417)

Net increase (decrease) in net assets resulting from variable annuity activities	(2,625,214)	1,991,442	(25,319,475)	(992,902)	(29,119,484)	(28,926,013)	(4,797,437)	(6,885,466)

Total increase (decrease) in net assets	(10,186,651)	12,838,555	(46,432,168)	34,905,129	(51,141,075)	8,891,365	(9,303,990)	753,802
Net Assets:
Beginning of year	72,246,433	59,407,878	254,252,092	219,346,963	329,262,123	320,370,758	94,807,098	94,053,296

End of year	$62,059,782	$72,246,433	$207,819,924	$254,252,092	$278,121,048	$329,262,123	$85,503,108	$94,807,098

	Conservative Allocation Fund		High Income Bond Fund II		Financial Services Fund†		Health Care Fund††
	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(796,135)	$(785,891)	$5,016	$3,981	$—	$—	$—	$—
Net realized gains (losses) from investment transactions	1,655,227	1,322,704	11	72	—	—	—	—
Net change in unrealized gain (loss) of investments	(2,377,154)	1,998,712	(8,620)	(39)	—	—	—	—

Net increase (decrease) in net assets resulting from operations	(1,518,062)	2,535,525	(3,593)	4,014	—	—	—	—

Variable Annuity Activities:
Purchase payments	2,389,386	1,267,284	—	—	—	—	—	—
Surrender benefits	(6,831,963)	(5,744,122)	—	—	—	—	—	—
Net transfers	6,768,216	4,805,073	—	—	—	—	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(472,803)	(465,967)	—	—	—	—	—	—
Annuity benefits	(1,681,852)	(501,640)	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	170,984	(639,372)	—	—	—	—	—	—

Total increase (decrease) in net assets	(1,347,078)	1,896,153	(3,593)	4,014	—	—	—	—
Net Assets:
Beginning of year	54,666,896	52,770,743	77,589	73,575	—	—	—	—

End of year	$53,319,818	$54,666,896	$73,996	$77,589	$—	$—	$—	$—

†	Financial Services Fund held no assets at December 31, 2017 and 2018 in Account III. However, the fund is an investment option.
††	Health Care Fund held no assets at December 31, 2017 and 2018 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

25

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017

(continued)

	Russell 2000 1.5x Strategy Fund†††		Nova Fund††††		NASDAQ-100 Fund†††††
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(415)	$(414)	$—	$—	$—	$—
Net realized gains (losses) from investment transactions	23,421	1,116	—	—	—	—
Net change in unrealized gain (loss) of investments	(22,558)	3,708	—	—	—	—

Net increase (decrease) in net assets resulting from operations	448	4,410	—	—	—	—

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	(28,225)	—	—	—	—	—
Net transfers	(910)	(1)	—	—	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(38)	(38)	—	—	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(29,173)	(39)	—	—	—	—

Total increase (decrease) in net assets	(28,725)	4,371	—	—	—	—
Net Assets:
Beginning of year	28,725	24,354	—	—	—	—

End of year	$—	$28,725	$—	$—	$—	$—

	Technology Fund††††††		Inverse S&P 500 Strategy Fund††††††††††††		Government Long Bond 1.2x Strategy Fund†††††††††††††
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$—	$—	$—	$—	$—	$—
Net realized gains (losses) from investment transactions	—	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—	—	—

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	—	—	—	—
Net transfers	—	—	—	—	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	—	—	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—	—	—
Net Assets:
Beginning of year	—	—	—	—	—	—

End of year	$—	$—	$—	$—	$—	$—

†††	Russell 2000 1.5x Strategy Fund held no assets at December 31, 2018 in Account III. However, the fund is an investment option.
††††	Nova Fund held no assets at December 31, 2017 and 2018 in Account III. However, the fund is an investment option.
†††††	NASDAQ-100 Fund held no assets at December 31, 2017 and 2018 in Account III. However, the fund is an investment option.
††††††	Technology Fund held no assets at December 31, 2017 and 2018 in Account III. However, the fund is an investment option.
†††††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2017 and 2018 in Account III. However, the fund is an investment option.
††††††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2017 and 2018 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

26

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017

(continued)

	U.S. Government Money Market Fund		Utilities Fund†††††††††		Equity Income Portfolio II
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(40)	$(67)	$—	$—	$456	$161
Net realized gains (losses) from investment transactions	—	—	—	—	11,147	11,766
Net change in unrealized gain (loss) of investments	—	—	—	—	(25,194)	3,411

Net increase (decrease) in net assets resulting from operations	(40)	(67)	—	—	(13,591)	15,338

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	(1,529)	—	—	—	—	—
Net transfers	(1)	2	—	—	25	(4)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(42)	(42)	—	—	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(1,572)	(40)	—	—	25	(4)

Total increase (decrease) in net assets	(1,612)	(107)	—	—	(13,566)	15,334
Net Assets:
Beginning of year	4,104	4,211	—	—	123,907	108,573

End of year	$2,492	$4,104	$—	$—	$110,341	$123,907

	International Stock Portfolio
	2018	2017
Operations:
Net investment income (loss)	$(16)	$(89)
Net realized gains (losses) from investment transactions	3,407	1,444
Net change in unrealized gain (loss) of investments	(9,003)	6,192

Net increase (decrease) in net assets resulting from operations	(5,612)	7,547

Variable Annuity Activities:
Purchase payments	—	—
Surrender benefits	—	—
Net transfers	1	(2)
Payments for supplementary contracts without life contingency	—	—
Payments for supplementary contracts with life contingency	—	—
Contract administration charges	—	—
Annuity benefits	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	1	(2)

Total increase (decrease) in net assets	(5,611)	7,545
Net Assets:
Beginning of year	36,445	28,900

End of year	$30,834	$36,445

†††††††††	Utilities Fund held no assets at December 31, 2017 and 2018 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

27

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements — December 31, 2018

Note 1.    Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, Retirement Planner VA, Inflation Protector, Smart Foundation Flex, Smart Foundation Plus, Smart Foundation VA and Smart Foundation Advisory VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are legally segregated from Penn Mutual’s other assets and liabilities.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements and notes are in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ significantly with those estimates.

The significant accounting policies of Account III are as follows:

Investments — Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 1.5x Strategy, Nova, NASDAQ-100, Technology, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio.

Penn Series, Federated, Rydex, and T. Rowe are open-end diversified management investment companies.

The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Investment transactions are accounted for on a trade date basis. The resulting net unrealized gains (losses) are reflected in the Statements of Operations. Realized gains (losses) from securities transactions are determined for federal income tax and for financial reporting purposes on the FIFO cost basis.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the contract owners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account III on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account III consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

28

Note 2.    Significant Accounting Policies (continued)

For the year ended December 31, 2018, consent dividends in Account III were:

Consent Dividends
Money Market Fund	$—
Limited Maturity Bond Fund	2,013,678
Quality Bond Fund	6,921,618
High Yield Bond Fund	6,298,518
Flexibly Managed Fund	281,944,382
Balanced Fund	8,406,679
Large Growth Stock Fund	27,662,819
Large Cap Growth Fund	2,853,673
Large Core Growth Fund	8,518,734
Large Cap Value Fund	25,506,905
Large Core Value Fund	9,312,139
Index 500 Fund	24,873,383
Mid Cap Growth Fund	7,158,375
Mid Cap Value Fund	12,907,068
Mid Core Value Fund	5,375,321
SMID Cap Growth Fund	6,790,817
SMID Cap Value Fund	5,894,181
Small Cap Growth Fund	6,191,837
Small Cap Value Fund	16,103,166
Small Cap Index Fund	5,308,964
Developed International Index Fund	1,575,312
International Equity Fund	26,249,176
Emerging Markets Equity Fund	8,796,122
Real Estate Securities Fund	4,936,423
Aggressive Allocation Fund	12,838,626
Moderately Aggressive Allocation Fund	46,479,539
Moderate Allocation Fund	50,027,108
Moderately Conservative Allocation Fund	12,514,348
Conservative Allocation Fund	5,498,821

Consent dividends were utilized by the Penn Series Funds only.

Federal Income Taxes — The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, there is no charge to Account III for federal income taxes. Penn Mutual will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. Account III satisfies the current requirements of the regulations, and Penn Mutual intends that Account III will continue to meet such requirements.

Fair Value Measurement — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value

29

Note 2.    Significant Accounting Policies (continued)

measurement. Account III has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 — Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 — Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Penn Mutual’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on Penn Mutual’s understanding of the market.

The fair value of all the investments in Account III, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares sold for each fund or portfolio for the period ended December, 31, 2018:

	Purchases	Sales
Money Market Fund	$71,087,760	$53,056,069
Limited Maturity Bond Fund	8,932,745	16,381,230
Quality Bond Fund	13,426,280	43,745,712
High Yield Bond Fund	8,406,021	21,242,708
Flexibly Managed Fund	34,159,803	233,714,681
Balanced Fund	2,060,275	7,393,043
Large Growth Stock Fund	12,509,391	30,711,029
Large Cap Growth Fund	4,497,562	6,372,356
Large Core Growth Fund	6,178,128	11,297,360
Large Cap Value Fund	4,968,775	20,417,602
Large Core Value Fund	3,294,649	13,880,575
Index 500 Fund	16,134,631	39,088,944
Mid Cap Growth Fund	7,582,537	13,403,509
Mid Cap Value Fund	3,582,888	13,971,341
Mid Core Value Fund	2,003,017	7,779,584
SMID Cap Growth Fund	7,875,642	8,771,699
SMID Cap Value Fund	5,027,962	8,852,084
Small Cap Growth Fund	7,643,692	9,578,523
Small Cap Value Fund	13,190,803	27,307,213
Small Cap Index Fund	8,970,800	10,248,375
Developed International Index Fund	6,422,093	8,214,081
International Equity Fund	7,088,922	23,872,121
Emerging Markets Equity Fund	10,389,584	17,628,255
Real Estate Securities Fund	2,775,681	16,542,183
Aggressive Allocation Fund	4,540,957	8,222,553

30

Note 3.    Purchases and Sales of Investments (continued)

	Purchases	Sales
Moderately Aggressive Allocation Fund	$3,642,332	$32,540,351
Moderate Allocation Fund	5,113,049	38,878,506
Moderately Conservative Allocation Fund	6,027,913	12,195,233
Conservative Allocation Fund	8,003,036	8,632,550
High Income Bond Fund II	—	1,082
Financial Services Fund	—	—
Health Care Fund	—	—
Russell 2000 1.5x Strategy Fund	—	29,595
Nova Fund	—	—
NASDAQ-100 Fund	—	—
Technology Fund	—	—
Inverse S&P 500 Strategy Fund	—	—
Government Long Bond 1.2x Strategy Fund	—	—
U.S. Government Money Market Fund	—	1,633
Utilities Fund	—	—
Equity Income Portfolio II	—	1,732
International Stock Portfolio	—	496

Note 4.    Related Party Transactions and Contract Charges

Penn Mutual received $162,061,654 and $155,549,902 from Account III for mortality and risk expense, contract administration and certain other charges for the years ended December 31, 2018 and 2017. These amounts charged include those assessed through a reduction in unit values as well as those assessed through the redemption of units. Additionally, Penn Series pays Penn Mutual and its affiliates fees for investment advisory and administrative services.

Certain product charges are reflected as a reduction in the unit values. These are stated as a percentage of the account value as follows:

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II/Optimizer	1.25%	None	N/A
Commander	1.25%	0.15%	0.95%
Penn Freedom	1.30%	0.15%	0.95%
Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%
Pennant Select	1.20%	0.15%	0.95%
Olympia XT Advisor	1.25%	0.15%	0.60%
Penn Freedom Advisor	1.45%	0.15%	0.60%
Retirement Planner VA	1.25%	None	0.60%
Inflation Protector Variable Annuity	1.50%	0.15%	2.50%
Smart Foundation Flex	1.50%	0.15%	2.75%
Smart Foundation Plus	1.45%	0.15%	2.75%
Smart Foundation VA	1.25%	0.15%	2.75%
Smart Foundation Advisory VA	0.25%	0.15%	2.50%

Certain product charges are reflected as a redemption of units held by the contract owner. These are as follows:

Products	Annual Contract Charge
Diversifier II/Optimizer	$30 maximum
Commander	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA	$30 maximum
Inflation Protector Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value

31

Note 4.    Related Party Transactions and Contract Charges (continued)

Products	Annual Contract Charge
Smart Foundation Flex	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Plus	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value
Smart Foundation VA	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Advisory VA	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value

Products	Surrender Charge
Diversifier II/Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Inflation Protector Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Flex	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Plus	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Smart Foundation VA	Maximum charge of 8% of purchase payments received. Charges do not apply after 7 years.
Smart Foundation Advisory VA	Maximum charge of 3% of purchase payments received. Charges do not apply after 3 years.

Premium taxes on purchase payments are withheld from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5.    Accumulation Units

The accumulation units are as follows:

	December 31, 2018			December 31, 2017
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
Money Market Fund	7,424,173	(5,393,947)	8,553,864	4,096,586	(7,080,472)	6,523,638
Limited Maturity Bond Fund	838,247	(1,323,669)	6,378,460	899,487	(1,529,389)	6,863,882
Quality Bond Fund	1,151,466	(2,819,570)	15,658,204	1,363,798	(2,194,552)	17,326,308
High Yield Bond Fund	633,767	(1,008,715)	6,040,467	560,582	(615,528)	6,415,415
Flexibly Managed Fund	4,169,481	(4,831,907)	131,017,725	7,425,829	(3,746,327)	131,680,151
Balanced Fund	137,482	(373,895)	3,182,370	215,787	(367,906)	3,418,783
Large Growth Stock Fund	568,985	(1,232,152)	9,876,766	675,108	(1,332,099)	10,539,933
Large Cap Growth Fund	250,675	(332,170)	1,644,256	153,685	(260,358)	1,725,751
Large Core Growth Fund	282,680	(502,050)	3,129,357	295,982	(439,642)	3,348,727
Large Cap Value Fund	285,898	(811,391)	4,264,226	312,173	(478,163)	4,789,719
Large Core Value Fund	193,980	(744,450)	4,297,923	190,711	(904,545)	4,848,393
Index 500 Fund	771,186	(1,466,841)	11,457,818	617,188	(1,597,733)	12,153,473

32

Note 5.    Accumulation Units (continued)

	December 31, 2018			December 31, 2017
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
Mid Cap Growth Fund	407,102	(625,254)	4,026,928	258,556	(545,466)	4,245,080
Mid Cap Value Fund	208,403	(387,496)	3,881,245	200,707	(567,975)	4,060,338
Mid Core Value Fund	97,272	(282,516)	1,969,306	297,003	(479,254)	2,154,550
SMID Cap Growth Fund	381,585	(366,648)	2,310,880	406,859	(420,039)	2,295,943
SMID Cap Value Fund	241,018	(357,896)	2,226,658	330,702	(554,940)	2,343,536
Small Cap Growth Fund	409,528	(392,070)	2,794,022	377,703	(306,738)	2,776,564
Small Cap Value Fund	581,775	(773,231)	5,095,082	673,655	(552,426)	5,286,538
Small Cap Index Fund	469,583	(467,158)	3,036,456	385,850	(578,859)	3,034,031
Developed International Index Fund	501,571	(592,415)	4,584,738	556,238	(438,455)	4,675,582
International Equity Fund	427,740	(888,853)	8,795,822	633,759	(1,339,117)	9,256,935
Emerging Markets Equity Fund	936,009	(1,470,424)	8,737,406	832,513	(1,136,173)	9,271,821
Real Estate Securities Fund	164,168	(652,573)	3,780,746	335,021	(501,274)	4,269,151
Aggressive Allocation Fund	273,720	(428,188)	3,994,162	554,570	(439,030)	4,148,630
Moderately Aggressive Allocation Fund	254,807	(1,706,314)	13,402,575	1,262,542	(1,231,599)	14,854,082
Moderate Allocation Fund	402,658	(2,269,742)	19,581,119	496,240	(2,436,559)	21,448,203
Moderately Conservative Allocation Fund	481,255	(806,435)	6,499,020	380,526	(872,696)	6,824,200
Conservative Allocation Fund	690,191	(650,514)	4,436,618	631,230	(664,215)	4,396,941
High Income Bond Fund II	—	—	3,037	—	—	3,037
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
Russell 2000 1.5x Strategy Fund	—	(1,091)	—	—	(2)	1,091
Nova Fund	—	—	—	—	—	—
NASDAQ-100 Fund	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
U.S. Government Money Market Fund	1	(182)	289	—	(5)	470
Utilities Fund	—	—	—	—	—	—
Equity Income Portfolio II	—	—	5,490	—	—	5,490
International Stock Portfolio	—	—	1,797	1,813	(2,764)	1,797

Note 6.    Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018****
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$8.86 to $22.25	8,553,864	$8.76 to $22.10	$84,114,611	0.58	0.40 to 1.65	(2.71) to 0.15
Limited Maturity Bond Fund	9.56 to 17.08	6,378,460	9.54 to 17.10	74,381,776	—	0.40 to 1.65	(0.24) to 1.09
Quality Bond Fund	10.41 to 42.65	15,658,204	10.29 to 42.09	217,126,752	—	0.40 to 1.65	(0.19) to 1.91
High Yield Bond Fund	10.70 to 96.14	6,040,467	10.41 to 92.78	113,195,927	—	0.40 to 1.65	(2.81) to 2.38
Flexibly Managed Fund	11.45 to 314.02	131,017,725	11.46 to 311.58	3,363,122,502	—	0.40 to 1.65	(0.19) to 12.69
Balanced Fund	11.38 to 18.63	3,182,370	11.01 to 17.86	53,144,830	—	0.40 to 1.65	(3.65) to 8.22
Large Growth Stock Fund	13.26 to 107.41	9,876,766	13.04 to 104.68	212,718,727	—	0.40 to 1.65	(2.92) to 28.17

33

Note 6.    Financial Highlights (continued)

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018****
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Large Cap Growth Fund	$12.77 to $19.46	1,644,256	$12.80 to $19.27	$28,436,476	—	0.40 to 1.65	(0.45) to 25.87
Large Core Growth Fund	13.23 to 23.14	3,129,357	13.62 to 23.54	62,788,038	—	0.40 to 1.65	1.92 to 33.92
Large Cap Value Fund	11.41 to 91.53	4,264,226	10.49 to 83.42	94,775,879	—	0.40 to 1.65	(8.81) to 3.15
Large Core Value Fund	11.47 to 19.64	4,297,923	10.67 to 18.05	68,051,101	—	0.40 to 1.65	(7.47) to 4.94
Index 500 Fund	12.10 to 36.38	11,457,818	11.48 to 34.22	250,741,402	—	0.40 to 1.65	(5.91) to 12.86
Mid Cap Growth Fund	12.66 to 32.55	4,026,928	12.64 to 32.23	74,666,174	—	0.40 to 1.65	(1.13) to 24.26
Mid Cap Value Fund	11.70 to 52.11	3,881,245	9.88 to 43.64	91,035,952	—	0.40 to 1.65	(16.26) to (2.86)
Mid Core Value Fund	11.11 to 29.03	1,969,306	9.62 to 24.92	41,993,583	—	0.40 to 1.65	(13.97) to (5.41)
SMID Cap Growth Fund	12.71 to 23.47	2,310,880	11.96 to 21.90	46,056,991	—	0.40 to 1.65	(6.65) to 17.57
SMID Cap Value Fund	11.26 to 24.95	2,226,658	9.51 to 20.90	42,737,138	—	0.40 to 1.65	(16.07) to (6.50)
Small Cap Growth Fund	12.43 to 47.43	2,794,022	11.81 to 44.67	56,737,143	—	0.40 to 1.65	(5.82) to 16.10
Small Cap Value Fund	11.18 to 77.6	5,095,082	9.59 to 66.00	147,135,931	—	0.40 to 1.65	(14.73) to (5.72)
Small Cap Index Fund	11.33 to 22.19	3,036,456	10.00 to 19.34	53,042,308	—	0.40 to 1.65	(12.53) to (1.65)
Developed International Index Fund	12.40 to 15.23	4,584,738	10.56 to 12.90	52,562,318	—	0.40 to 1.65	(14.94) to 4.36
International Equity Fund	13.12 to 55.72	8,795,822	11.44 to 48.21	177,126,852	—	0.40 to 1.65	(13.34) to 12.51
Emerging Markets Equity Fund	11.91 to 13.45	8,737,406	9.67 to 11.06	87,745,466	—	0.40 to 1.65	(19.25) to 8.69
Real Estate Securities Fund	10.70 to 32.72	3,780,746	10.21 to 30.95	82,916,612	—	0.40 to 1.65	(4.04) to 0.36
Aggressive Allocation Fund	11.96 to 18.52	3,994,162	10.78 to 16.47	62,059,782	—	0.40 to 1.65	(10.54) to 5.94
Moderately Aggressive Allocation Fund	11.71 to 17.85	13,402,575	10.75 to 16.24	207,819,924	—	0.40 to 1.65	(8.71) to 5.69
Moderate Allocation Fund	11.35 to 15.96	19,581,119	10.64 to 14.83	278,121,048	—	0.40 to 1.65	(6.58) to 4.64
Moderately Conservative Allocation Fund	10.95 to 14.53	6,499,020	10.53 to 13.85	85,503,108	—	0.40 to 1.65	(3.97) to 3.55
Conservative Allocation Fund	10.60 to 13.02	4,436,618	10.41 to 12.69	53,319,818	—	0.40 to 1.65	(1.73) to 2.36
High Income Bond Fund II	24.76 to 25.55	3,037	23.57 to 24.36	73,996	7.93	1.40 to 1.60	0.16 to 0.57
Financial Services Fund	12.70 to 13.11	—	10.97 to 11.34	—	—	1.40 to 1.60	(1.81) to (1.42)
Health Care Fund	28.55 to 29.45	—	28.44 to 29.40	—	—	1.40 to 1.60	20.47 to 20.95
Russell 2000 1.5x Strategy Fund	26.33 to 27.16	—	20.84 to 21.54	—	—	1.40 to 1.60	(6.52) to (6.14)
Nova Fund	26.23 to 27.06	—	23.15 to 23.93	—	—	1.40 to 1.60	14.45 to 14.91
NASDAQ-100 Fund	35.93 to 37.07	—	34.72 to 35.89	—	—	1.40 to 1.60	24.69 to 25.19
Technology Fund	24.95 to 25.74	—	24.18 to 25.00	—	—	1.40 to 1.60	26.53 to 27.04
Inverse S&P 500 Strategy Fund	1.59 to 1.64	—	1.63 to 1.68	—	—	1.40 to 1.60	(16.78) to (16.45)
Government Long Bond 1.2x Strategy Fund	21.09 to 21.76	—	19.65 to 20.32	—	—	1.40 to 1.60	0.52 to 0.92
U.S. Government Money Market Fund	8.72 to 9.00	289	8.64 to 8.93	2,492	0.55	1.40 to 1.60	(2.57) to (2.18)
Utilities Fund	20.79 to 21.45	—	21.23 to 21.95	—	—	1.40 to 1.60	11.58 to 12.03
Equity Income Portfolio II	22.18 to 22.57	5,490	19.71 to 20.10	110,341	1.79	1.40 to 1.60	1.22 to 1.62
International Stock Portfolio	19.66 to 20.28	1,797	16.60 to 17.16	30,834	1.35	1.40 to 1.60	6.26 to 6.68

	January 1, 2017	December 31, 2017			For the Year or Period ended December 31, 2017****
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$9.01 to $22.53	6,523,638	$8.86 to $22.25	$65,675,436	0.01	0.40 to 1.65	(1.62) to (0.19)
Limited Maturity Bond Fund	9.56 to 17.01	6,863,882	9.56 to 17.08	80,748,443	—	0.40 to 1.65	0.02 to 0.42
Quality Bond Fund	10.18 to 41.30	17,326,308	10.41 to 42.65	247,943,135	—	0.40 to 1.65	1.46 to 3.27
High Yield Bond Fund	12.84 to 90.62	6,415,415	10.70 to 96.14	128,713,017	—	0.40 to 1.65	2.53 to 6.09
Flexibly Managed Fund	16.27 to 276.50	131,680,151	11.45 to 314.02	3,541,185,939	—	0.40 to 1.65	5.38 to 13.57
Balanced Fund	14.08 to 16.51	3,418,783	11.38 to 18.63	59,953,230	—	0.40 to 1.65	6.93 to 12.85
Large Growth Stock Fund	11.81 to 81.67	10,539,933	13.26 to 107.41	232,159,801	—	0.40 to 1.65	11.88 to 31.51
Large Cap Growth Fund	13.24 to 15.43	1,725,751	12.77 to 19.46	30,020,704	—	0.40 to 1.65	11.26 to 26.60
Large Core Growth Fund	14.50 to 17.72	3,348,727	13.23 to 23.14	65,578,045	—	0.40 to 1.65	14.25 to 31.14
Large Cap Value Fund	16.21 to 80.87	4,789,719	11.41 to 91.53	117,987,139	—	0.40 to 1.65	6.72 to 13.18
Large Core Value Fund	14.48 to 17.33	4,848,393	11.47 to 19.64	83,193,011	—	0.40 to 1.65	9.5 to 13.78
Index 500 Fund	17.62 to 30.32	12,153,473	12.10 to 36.38	285,275,020	—	0.40 to 1.65	10.80 to 20.00
Mid Cap Growth Fund	11.81 to 25.94	4,245,080	12.66 to 32.55	79,843,705	—	0.40 to 1.65	12.17 to 25.50

34

Note 6.    Financial Highlights (continued)

	January 1, 2017	December 31, 2017			For the Year or Period ended December 31, 2017****
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Mid Cap Value Fund	$17.49 to $44.93	4,060,338	$11.70 to $52.11	$117,476,449	—	0.40 to 1.65	6.31 to 16.00
Mid Core Value Fund	18.76 to 26.35	2,154,550	11.11 to 29.03	53,998,336	—	0.40 to 1.65	6.39 to 10.16
SMID Cap Growth Fund	15.83 to 18.63	2,295,943	12.71 to 23.47	49,420,895	—	0.40 to 1.65	10.44 to 25.98
SMID Cap Value Fund	19.22 to 22.36	2,343,536	11.26 to 24.95	54,110,869	—	0.40 to 1.65	10.28 to 11.60
Small Cap Growth Fund	12.47 to 38.47	2,776,564	12.43 to 47.43	61,248,879	—	0.40 to 1.65	9.67 to 23.29
Small Cap Value Fund	18.57 to 70.00	5,286,538	11.18 to 77.6	184,728,300	—	0.40 to 1.65	8.84 to 10.86
Small Cap Index Fund	17.29 to 19.82	3,034,031	11.33 to 22.19	60,799,767	—	0.40 to 1.65	7.67 to 12.38
Developed International Index Fund	10.16 to 12.40	4,675,582	12.40 to 15.23	63,033,852	—	0.40 to 1.65	8.59 to 22.98
International Equity Fund	11.97 to 42.85	9,256,935	13.12 to 55.72	219,459,768	—	0.40 to 1.65	8.75 to 30.05
Emerging Markets Equity Fund	8.96 to 9.85	9,271,821	11.91 to 13.45	114,235,301	—	0.40 to 1.65	12.07 to 33.36
Real Estate Securities Fund	16.00 to 30.84	4,269,151	10.70 to 32.72	100,529,017	—	0.40 to 1.65	1.84 to 6.07
Aggressive Allocation Fund	14.39 to 15.68	4,148,630	11.96 to 18.52	72,252,359	—	0.40 to 1.65	7.96 to 18.59
Moderately Aggressive Allocation Fund	13.98 to 15.37	14,854,082	11.71 to 17.85	254,272,815	—	0.40 to 1.65	7.10 to 16.13
Moderate Allocation Fund	13.02 to 14.18	21,448,203	11.35 to 15.96	329,288,952	—	0.40 to 1.65	5.59 to 12.59
Moderately Conservative Allocation Fund	12.06 to 13.38	6,824,200	10.95 to 14.53	94,814,747	—	0.40 to 1.65	3.93 to 8.62
Conservative Allocation Fund	11.00 to 12.40	4,396,941	10.60 to 13.02	54,671,259	—	0.40 to 1.65	2.33 to 5.06
High Income Bond Fund II	23.53 to 24.22	3,037	24.76 to 25.55	77,595	6.61	1.40 to 1.60	5.25 to 5.46
Financial Services Fund	11.17 to 11.50	—	12.70 to 13.11	—	—	1.40 to 1.60	13.74 to 13.97
Health Care Fund	23.61 to 24.31	—	28.55 to 29.45	—	—	1.40 to 1.60	20.92 to 21.16
Russell 2000 1.5x Strategy Fund	22.29 to 22.95	1,091	26.33 to 27.16	28,728	—	1.40 to 1.60	18.11 to 18.35
Nova Fund	20.23 to 20.83	—	26.23 to 27.06	—	—	1.40 to 1.60	29.70 to 29.95
NASDAQ-100 Fund	27.84 to 28.67	—	35.93 to 37.07	—	—	1.40 to 1.60	29.05 to 29.30
Technology Fund	19.11 to 19.68	—	24.95 to 25.74	—	—	1.40 to 1.60	30.53 to 30.79
Inverse S&P 500 Strategy Fund	1.96 to 2.01	—	1.59 to 1.64	—	—	1.40 to 1.60	(18.66) to (18.50)
Government Long Bond 1.2x Strategy Fund	19.55 to 20.13	—	21.09 to 21.76	—	—	1.40 to 1.60	7.89 to 8.11
U.S. Government Money Market Fund	8.86 to 9.13	470	8.72 to 9.00	4,104	0.01	1.40 to 1.60	(1.56) to (1.37)
Utilities Fund	19.03 to 19.59	—	20.79 to 21.45	—	—	1.40 to 1.60	9.26 to 9.48
Equity Income Portfolio II	19.47 to 19.78	5,490	22.18 to 22.57	123,917	1.53	1.40 to 1.60	13.90 to 14.13
International Stock Portfolio	15.62 to 16.08	1,797	19.66 to 20.28	36,448	1.13	1.40 to 1.60	25.86 to 26.11

	January 1, 2016	December 31, 2016			For the Year ended December 31, 2016
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$9.15 to $22.81	9,507,524	$9.01 to $22.53	$95,978,389	0.01	1.25 to 1.65	(1.62) to (1.23)
Limited Maturity Bond Fund	9.48 to 16.79	7,493,784	9.56 to 17.01	88,380,777	—	1.25 to 1.65	0.91 to 1.32
Quality Bond Fund	9.92 to 40.09	18,157,062	10.18 to 41.30	254,822,081	—	1.25 to 1.65	2.61 to 3.02
High Yield Bond Fund	11.29 to 79.34	6,470,361	12.84 to 90.62	126,518,893	—	1.25 to 1.65	13.76 to 14.21
Flexibly Managed Fund	15.29 to 258.80	128,000,649	16.27 to 276.50	3,170,251,548	—	1.25 to 1.65	6.42 to 6.84
Balanced Fund	13.21 to 15.42	3,570,902	14.08 to 16.51	55,900,848	—	1.25 to 1.65	6.61 to 7.03
Large Growth Stock Fund	11.84 to 81.80	11,196,924	11.81 to 81.67	186,174,221	—	1.25 to 1.65	(0.55) to (0.15)
Large Cap Growth Fund	12.68 to 14.80	1,832,424	13.24 to 15.43	25,218,826	—	1.25 to 1.65	4.23 to 4.65
Large Core Growth Fund	14.69 to 17.99	3,492,387	14.50 to 17.72	52,042,334	—	1.25 to 1.65	(1.51) to (1.12)
Large Cap Value Fund	14.76 to 73.36	4,955,709	16.21 to 80.87	110,861,332	—	1.25 to 1.65	9.79 to 10.23
Large Core Value Fund	13.41 to 16.09	5,562,227	14.48 to 17.33	83,572,278	—	1.25 to 1.65	7.76 to 8.19
Index 500 Fund	16.06 to 27.53	13,134,018	17.62 to 30.32	258,837,015	—	1.25 to 1.65	9.70 to 10.14
Mid Cap Growth Fund	11.26 to 24.68	4,531,990	11.81 to 25.94	67,779,010	—	1.25 to 1.65	4.68 to 5.10
Mid Cap Value Fund	15.17 to 38.81	4,427,606	17.49 to 44.93	113,298,480	—	1.25 to 1.65	15.29 to 15.75
Mid Core Value Fund	15.54 to 21.73	2,336,801	18.76 to 26.35	54,670,553	—	1.25 to 1.65	20.76 to 21.25
SMID Cap Growth Fund	15.15 to 17.75	2,309,123	15.83 to 18.63	39,836,129	—	1.25 to 1.65	4.54 to 4.95
SMID Cap Value Fund	15.61 to 18.08	2,567,774	19.22 to 22.36	53,672,979	—	1.25 to 1.65	23.16 to 23.65
Small Cap Growth Fund	11.64 to 35.83	2,705,599	12.47 to 38.47	50,344,977	—	1.25 to 1.65	6.94 to 7.36
Small Cap Value Fund	15.13 to 56.82	5,165,309	18.57 to 70.00	171,359,783	—	1.25 to 1.65	22.72 to 23.21

35

Note 6.    Financial Highlights (continued)

	January 1, 2016	December 31, 2016			For the Year ended December 31, 2016
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Small Cap Index Fund	$14.61 to $16.74	3,227,040	$17.29 to $19.82	$57,792,326	—	1.25 to 1.65	18.41 to 18.88
Developed International Index Fund	10.27 to 12.53	4,557,799	10.16 to 12.40	49,656,233	—	1.25 to 1.65	(1.29) to (0.89)
International Equity Fund	12.83 to 45.75	9,962,293	11.97 to 42.85	185,866,638	—	1.25 to 1.65	(6.71) to (6.33)
Emerging Markets Equity Fund	8.61 to 9.44	9,575,481	8.96 to 9.85	88,385,376	—	1.25 to 1.65	4.07 to 4.49
Real Estate Securities Fund	15.42 to 29.61	4,435,404	16.00 to 30.84	101,687,912	—	1.25 to 1.65	3.77 to 4.18
Aggressive Allocation Fund	13.59 to 14.83	4,033,090	14.39 to 15.68	59,407,878	—	1.25 to 1.65	5.71 to 6.13
Moderately Aggressive Allocation Fund	13.21 to 14.47	14,823,139	13.98 to 15.37	219,346,963	—	1.25 to 1.65	5.77 to 6.19
Moderate Allocation Fund	12.37 to 13.42	23,388,522	13.02 to 14.18	320,370,758	—	1.25 to 1.65	5.22 to 5.64
Moderately Conservative Allocation Fund	11.57 to 12.78	7,316,370	12.06 to 13.38	94,053,256	—	1.25 to 1.65	4.30 to 4.72
Conservative Allocation Fund	10.68 to 11.99	4,429,926	11.00 to 12.40	52,770,743	—	1.25 to 1.65	3.00 to 3.42
High Income Bond Fund II	20.82 to 21.39	3,037	23.53 to 24.22	73,575	—	1.40 to 1.60	13.00 to 13.23
Financial Services Fund	9.80 to 10.07	—	11.17 to 11.50	—	—	1.40 to 1.60	13.99 to 14.22
Health Care Fund	26.56 to 27.30	—	23.61 to 24.31	—	—	1.40 to 1.60	(11.13) to (10.95)
Russell 2000 1.5x Strategy Fund	17.37 to 17.85	1,093	22.29 to 22.95	24,354	—	1.40 to 1.60	28.35 to 28.61
Nova Fund	17.76 to 18.25	—	20.23 to 20.83	—	—	1.40 to 1.60	13.89 to 14.12
NASDAQ-100 Fund	26.69 to 27.43	—	27.84 to 28.67	—	—	1.40 to 1.60	4.30 to 4.51
Technology Fund	17.48 to 17.97	—	19.11 to 19.68	—	—	1.40 to 1.60	9.31 to 9.53
Inverse S&P 500 Strategy Fund	2.26 to 2.32	—	1.96 to 2.01	—	—	1.40 to 1.60	(13.40) to (13.23)
Government Long Bond 1.2x Strategy Fund	19.93 to 20.48	—	19.55 to 20.13	—	0.37	1.40 to 1.60	(1.91) to (1.71)
U.S. Government Money Market Fund	9.01 to 9.25	475	8.86 to 9.13	4,211	—	1.40 to 1.60	(1.58) to (1.38)
Utilities Fund	16.62 to 17.08	—	19.03 to 19.59	—	—	1.40 to 1.60	14.50 to 14.73
Equity Income Portfolio II	16.65 to 16.87	5,490	19.47 to 19.78	108,573	2.96	1.40 to 1.60	16.97 to 17.21
International Stock Portfolio	15.54 to 15.97	1,797	15.62 to 16.08	28,900	0.65	1.40 to 1.60	0.51 to 0.71

	January 1, 2015	December 31, 2015			For the Year ended December 31, 2015
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$9.30 to $23.10	7,165,609	$9.15 to $22.81	$74,501,987	0.01	1.25 to 1.65	(1.63) to (1.23)
Limited Maturity Bond Fund	9.56 to 16.86	7,915,881	9.48 to 16.79	93,195,717	—	1.25 to 1.65	(0.87) to (0.47)
Quality Bond Fund	10.04 to 40.44	18,214,747	9.92 to 40.09	257,385,723	—	1.25 to 1.65	(1.27) to (0.87)
High Yield Bond Fund	11.88 to 83.14	6,630,090	11.29 to 79.34	117,344,185	—	1.25 to 1.65	(4.95) to (4.57)
Flexibly Managed Fund	14.80 to 249.59	118,743,663	15.29 to 258.80	2,924,695,781	—	1.25 to 1.65	3.28 to 3.69
Balanced Fund	13.34 to 15.51	3,682,108	13.21 to 15.42	54,348,189	—	1.25 to 1.65	(0.97) to (0.57)
Large Growth Stock Fund	10.87 to 74.95	11,813,632	11.84 to 81.80	194,780,086	—	1.25 to 1.65	8.70 to 9.14
Large Cap Growth Fund	12.89 to 15.07	1,982,759	12.68 to 14.80	26,051,679	—	1.25 to 1.65	(1.79) to (1.39)
Large Core Growth Fund	14.66 to 17.99	3,829,385	14.69 to 17.99	57,685,922	—	1.25 to 1.65	0.02 to 0.42
Large Cap Value Fund	15.69 to 77.66	5,350,669	14.76 to 73.36	110,316,051	—	1.25 to 1.65	(5.92) to (5.54)
Large Core Value Fund	13.72 to 16.49	6,160,221	13.41 to 16.09	85,427,687	—	1.25 to 1.65	(2.43) to (2.04)
Index 500 Fund	16.17 to 27.60	13,616,761	16.06 to 27.53	246,090,977	—	1.25 to 1.65	(0.65) to (0.25)
Mid Cap Growth Fund	12.12 to 26.52	4,925,209	11.26 to 24.68	70,123,961	—	1.25 to 1.65	(7.32) to (6.95)
Mid Cap Value Fund	16.76 to 42.71	4,598,636	15.17 to 38.81	104,959,167	—	1.25 to 1.65	(9.49) to (9.13)
Mid Core Value Fund	16.04 to 22.34	2,113,222	15.54 to 21.73	41,291,697	—	1.25 to 1.65	(3.13) to (2.74)
SMID Cap Growth Fund	15.64 to 18.25	2,393,965	15.15 to 17.75	39,718,070	—	1.25 to 1.65	(3.13) to (2.74)
SMID Cap Value Fund	16.83 to 19.41	2,418,781	15.61 to 18.08	41,074,325	—	1.25 to 1.65	(7.24) to (6.86)
Small Cap Growth Fund	11.77 to 36.16	2,915,128	11.64 to 35.83	50,955,125	—	1.25 to 1.65	(1.29) to (0.90)
Small Cap Value Fund	16.27 to 60.85	5,386,678	15.13 to 56.82	149,823,984	—	1.25 to 1.65	(7.01) to (6.63)
Small Cap Index Fund	15.65 to 17.94	3,138,189	14.61 to 16.74	47,493,658	—	1.25 to 1.65	(6.67) to (6.30)
Developed International Index Fund	10.57 to 12.88	4,549,440	10.27 to 12.53	49,799,229	—	1.25 to 1.65	(3.00) to (2.61)
International Equity Fund	12.59 to 44.72	10,690,187	12.83 to 45.75	217,439,079	—	1.25 to 1.65	1.90 to 2.30
Emerging Markets Equity Fund	9.83 to 10.74	10,415,118	8.61 to 9.44	92,026,025	—	1.25 to 1.65	(12.35) to (11.99)
Real Estate Securities Fund	14.90 to 28.49	4,489,842	15.42 to 29.61	101,730,698	—	1.25 to 1.65	3.50 to 3.91

36

Note 6.    Financial Highlights (continued)

	January 1, 2015	December 31, 2015			For the Year ended December 31, 2015
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Aggressive Allocation Fund	$14.01 to $15.32	4,226,885	$13.59 to $14.83	$58,825,685	—	1.25 to 1.65	(3.20) to (2.81)
Moderately Aggressive Allocation Fund	13.59 to 14.82	16,364,468	13.21 to 14.47	229,110,017	—	1.25 to 1.65	(2.76) to (2.37)
Moderate Allocation Fund	12.65 to 13.66	25,391,411	12.37 to 13.42	330,778,517	—	1.25 to 1.65	(2.18) to (1.79)
Moderately Conservative Allocation Fund	11.79 to 12.97	7,960,449	11.57 to 12.78	98,299,803	—	1.25 to 1.65	(1.85) to (1.46)
Conservative Allocation Fund	10.85 to 12.13	5,015,775	10.68 to 11.99	58,140,402	—	1.25 to 1.65	(1.56) to (1.16)
High Income Bond Fund II	21.71 to 22.27	—	20.82 to 21.39	—	—	1.40 to 1.60	(4.12) to (3.93)
Financial Services Fund	10.37 to 10.63	—	9.80 to 10.07	—	—	1.40 to 1.60	(5.51) to (5.32)
Health Care Fund	25.82 to 26.48	—	26.56 to 27.30	—	—	1.40 to 1.60	2.87 to 3.08
Russell 2000 1.5x Strategy Fund	19.41 to 19.90	1,095	17.37 to 17.85	19,011	—	1.40 to 1.60	(10.52) to (10.34)
Nova Fund	18.18 to 18.64	—	17.76 to 18.25	—	—	1.40 to 1.60	(2.29) to (2.10)
NASDAQ-100 Fund	25.06 to 25.70	—	26.69 to 27.43	—	—	1.40 to 1.60	6.52 to 6.74
Technology Fund	17.57 to 18.02	—	17.48 to 17.97	—	—	1.40 to 1.60	(0.49) to (0.29)
Inverse S&P 500 Strategy Fund	2.40 to 2.46	—	2.26 to 2.32	—	—	1.40 to 1.60	(5.95) to (5.76)
Government Long Bond 1.2x Strategy Fund	21.34 to 21.88	5,291	19.93 to 20.48	108,367	1.06	1.40 to 1.60	(6.60) to (6.41)
U.S. Government Money Market Fund	9.15 to 9.38	480	9.01 to 9.25	4,321	—	1.40 to 1.60	(1.59) to (1.39)
Utilities Fund	18.23 to 18.69	—	16.62 to 17.08	—	—	1.40 to 1.60	(8.83) to (8.65)
Equity Income Portfolio II	18.21 to 18.42	9,048	16.65 to 16.87	152,678	2.32	1.40 to 1.60	(8.58) to (8.40)
International Stock Portfolio	15.94 to 16.34	2,748	15.54 to 15.97	43,889	0.91	1.40 to 1.60	(2.48) to (2.28)

	January 1, 2014	December 31, 2014			For the Year ended December 31, 2014
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$9.46 to $23.38	7,921,693	$9.30 to $23.10	$84,205,368	0.01	1.25 to 1.65	(1.63) to (1.23)
Limited Maturity Bond Fund	9.70 to 17.05	8,296,587	9.56 to 16.86	99,241,901	—	1.25 to 1.65	(1.47) to (1.07)
Quality Bond Fund	9.72 to 38.97	18,064,025	10.04 to 40.44	267,380,170	—	1.25 to 1.65	3.38 to 3.79
High Yield Bond Fund	11.86 to 82.66	6,794,756	11.88 to 83.14	130,586,100	—	1.25 to 1.65	0.19 to 0.59
Flexibly Managed Fund	13.42 to 225.40	102,865,327	14.80 to 249.59	2,675,763,880	—	1.25 to 1.65	10.29 to 10.73
Balanced Fund	12.37 to 14.32	3,872,213	13.34 to 15.51	57,974,055	—	1.25 to 1.65	7.86 to 8.29
Large Growth Stock Fund	10.17 to 70.04	12,005,029	10.87 to 74.95	179,666,252	—	1.25 to 1.65	6.59 to 7.02
Large Cap Growth Fund	11.75 to 13.77	1,925,104	12.89 to 15.07	25,559,973	—	1.25 to 1.65	9.47 to 9.91
Large Core Growth Fund	13.81 to 16.97	4,254,224	14.66 to 17.99	63,644,134	—	1.25 to 1.65	5.97 to 6.39
Large Cap Value Fund	14.33 to 70.65	5,439,377	15.69 to 77.66	122,055,628	—	1.25 to 1.65	9.49 to 9.93
Large Core Value Fund	12.51 to 15.06	6,653,466	13.72 to 16.49	93,653,609	—	1.25 to 1.65	9.46 to 9.90
Index 500 Fund	14.51 to 24.67	13,430,873	16.17 to 27.60	245,906,551	—	1.25 to 1.65	11.40 to 11.85
Mid Cap Growth Fund	11.22 to 24.53	5,132,228	12.12 to 26.52	78,166,078	—	1.25 to 1.65	7.70 to 8.13
Mid Cap Value Fund	14.99 to 38.05	4,362,483	16.76 to 42.71	116,883,765	—	1.25 to 1.65	11.81 to 12.26
Mid Core Value Fund	14.01 to 19.44	2,411,786	16.04 to 22.34	49,675,998	—	1.25 to 1.65	14.47 to 14.93
SMID Cap Growth Fund	15.80 to 18.37	2,106,682	15.64 to 18.25	36,346,943	—	1.25 to 1.65	(1.04) to (0.64)
SMID Cap Value Fund	15.66 to 17.99	2,287,099	16.83 to 19.41	42,139,410	—	1.25 to 1.65	7.46 to 7.89
Small Cap Growth Fund	11.07 to 33.95	2,951,597	11.77 to 36.16	53,215,549	—	1.25 to 1.65	6.07 to 6.50
Small Cap Value Fund	15.44 to 57.51	5,155,973	16.27 to 60.85	163,561,074	—	1.25 to 1.65	5.39 to 5.82
Small Cap Index Fund	15.27 to 17.50	2,935,703	15.65 to 17.94	47,586,006	—	1.25 to 1.65	2.50 to 2.91
Developed International Index Fund	11.42 to 13.92	4,425,645	10.57 to 12.88	49,365,626	—	1.25 to 1.65	(7.64) to (7.27)
International Equity Fund	12.44 to 43.98	10,688,903	12.59 to 44.72	220,667,570	—	1.25 to 1.65	1.26 to 1.67
Emerging Markets Equity Fund	10.51 to 11.45	10,420,329	9.83 to 10.74	104,566,513	—	1.25 to 1.65	(6.47) to (6.09)
Real Estate Securities Fund	11.63 to 22.15	4,345,139	14.90 to 28.49	98,707,472	—	1.25 to 1.65	28.10 to 28.61
Aggressive Allocation Fund	13.31 to 14.59	4,272,252	14.01 to 15.32	61,333,257	—	1.25 to 1.65	5.03 to 5.45
Moderately Aggressive Allocation Fund	13.00 to 14.12	16,602,015	13.59 to 14.82	239,600,535	—	1.25 to 1.65	4.54 to 4.96
Moderate Allocation Fund	12.17 to 13.10	26,498,357	12.65 to 13.66	353,318,651	—	1.25 to 1.65	3.90 to 4.32
Moderately Conservative Allocation Fund	11.41 to 12.50	8,253,338	11.79 to 12.97	104,042,468	—	1.25 to 1.65	3.29 to 3.70

37

Note 6.    Financial Highlights (continued)

	January 1, 2014	December 31, 2014			For the Year ended December 31, 2014
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Conservative Allocation Fund	$10.63 to $11.84	5,244,717	$10.85 to $12.13	$61,856,797	—	1.25 to 1.65	2.05 to 2.46
High Income Bond Fund II	21.49 to 21.99	—	21.71 to 22.27	—	—	1.40 to 1.60	1.06 to 1.26
Financial Services Fund	9.36 to 9.58	—	10.37 to 10.63	—	—	1.40 to 1.60	10.79 to 11.01
Health Care Fund	21.06 to 21.55	—	25.82 to 26.48	—	—	1.40 to 1.60	22.64 to 22.89
Russell 2000 1.5x Strategy Fund	18.91 to 19.36	1,097	19.41 to 19.90	21,285	—	1.40 to 1.60	2.63 to 2.84
Nova Fund	15.57 to 15.94	8,677	18.18 to 18.64	161,737	—	1.40 to 1.60	16.70 to 16.94
NASDAQ-100 Fund	21.68 to 22.19	6,241	25.06 to 25.70	160,407	—	1.40 to 1.60	15.58 to 15.81
Technology Fund	16.22 to 16.60	—	17.57 to 18.02	—	—	1.40 to 1.60	8.34 to 8.55
Inverse S&P 500 Strategy Fund	2.85 to 2.92	—	2.40 to 2.46	—	—	1.40 to 1.60	(15.81) to (15.64)
Government Long Bond 1.2x Strategy Fund	16.10 to 16.48	—	21.34 to 21.88	—	0.90	1.40 to 1.60	32.54 to 32.80
U.S. Government Money Market Fund	9.30 to 9.52	485	9.15 to 9.38	4,434	—	1.40 to 1.60	(1.59) to (1.39)
Utilities Fund	15.07 to 15.42	—	18.23 to 18.69	—	—	1.40 to 1.60	20.94 to 21.19
Equity Income Portfolio II	17.28 to 17.44	—	18.21 to 18.42	—	—	1.40 to 1.60	5.40 to 5.61
International Stock Portfolio	16.40 to 16.78	—	15.94 to 16.34	—	—	1.40 to 1.60	(2.81) to (2.61)

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account III does not record investment income.

**

These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded. Certain previously disclosed expense ratios were changed according to the revisions stated in Footnote 2.

***

These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period and reflects a range of actual product total returns.

****	On July 3, 2017 a new product was launched, Smart Foundation Advisory VA, which resulted in a partial year of total return ratios for 2017.

Note 7.    Subsequent Events

Management has evaluated events subsequent to December 31, 2018 and through the Account III Financial Statement date of issuance of April 9, 2019 and has determined that there were no subsequent events requiring recognition of disclosure in the financial statements.

38

PM8555  05/19

The Penn Mutual
Life Insurance Company
2018 Statutory Financial Statements

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Auditors

To the Board of Trustees of

The Penn Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Penn Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2018 and 2017, and the related statutory statements of income and changes in surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania described in Note 1.

Philadelphia, PA

2/15/19

($ in Thousands)

Statements of Admitted Assets, Liabilities and Surplus

As of December 31,	2018	2017

ADMITTED ASSETS
Bonds	$9,968,033	$9,209,554
Stocks:
Preferred	112,090	112,008
Common — affiliated	559,797	503,949
Common — unaffiliated	70,398	64,362
Real estate	33,157	34,547
Policy loans	355,265	330,687
Cash and short-term investments	270,846	299,313
Alternative assets	693,130	528,493
Derivatives	249,283	95,569
Other invested assets	642,045	557,474

TOTAL INVESTMENTS	12,954,044	11,735,956

Investment income due and accrued	123,168	104,559
Premiums due and deferred	100,727	89,731
Deferred tax asset	214,419	218,068
Corporate owned life insurance	215,530	221,652
Amounts recoverable from reinsurers	46,202	29,720
Other assets	104,994	240,148
Separate account assets	7,289,426	8,029,575

TOTAL ASSETS	$21,048,510	$20,669,409

LIABILITIES
Reserves and funds for payment of insurance and annuity benefits	$9,756,743	$8,885,673
Dividends to policyholders payable in the following year	88,562	96,395
Policy claims in process	61,604	51,629
Interest maintenance reserve	163,650	160,106
Asset valuation reserve	165,053	141,481
Drafts outstanding	57,392	36,896
Funds held under coinsurance	925,972	849,354
Federal income taxes payable	26,567	—
Other liabilities	325,572	386,999
Derivatives	334,393	333,901
Separate account liabilities	7,289,426	8,029,575

TOTAL LIABILITIES	19,194,934	18,972,009

SURPLUS
Surplus notes	390,041	389,816
Unassigned surplus	1,463,535	1,307,584

TOTAL SURPLUS	1,853,576	1,697,400

TOTAL LIABILITIES AND SURPLUS	$21,048,510	$20,669,409

The accompanying notes are an integral part of these financial statements.

2018 Statutory Financial Statements	Page 1

($ in Thousands)

Statements of Income and Changes in Surplus

For the Years Ended December 31,	2018	2017

REVENUE
Premium and annuity considerations	$993,852	$830,599
Net investment income	607,535	553,138
Other revenue	700,066	676,785

TOTAL REVENUE	2,301,453	2,060,522

BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries	1,317,178	1,108,084
Increase in reserves for payment of future insurance and annuity benefits	647,994	408,268
Commissions	154,759	146,628
Operating expenses	300,148	306,622
Other expenses	50,122	254,450
Net transfer (from) separate accounts	(300,539)	(200,019)

TOTAL BENEFITS AND EXPENSES	2,169,662	2,024,033

GAIN FROM OPERATIONS BEFORE DIVIDENDS AND FEDERAL INCOME TAX BENEFITS	131,791	36,489

Dividends to policyholders	86,793	96,924

GAIN/(LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME TAX EXPENSE	44,998	(60,435)

Federal income tax (benefit)	(4,038)	(87,848)

GAIN FROM OPERATIONS	49,036	27,413

Net realized capital (losses), net of tax	(11,519)	(67,901)

NET INCOME/(LOSS)	$37,517	$(40,488)

SURPLUS
Net income/(loss)	$37,517	$(40,488)
Opening surplus adjustment	(10,629)	—
Change due to reinsurance	(11,656)	53,080
Change in asset valuation reserve	(23,572)	(22,955)
Change in net unrealized capital losses, net of tax	139,491	(38,974)
Change in net deferred income tax	19,810	(90,706)
Change in funded status of postretirement plans, net of tax	(3,071)	(83)
Change in surplus notes	225	210
Change in nonadmitted assets	8,061	96,700

Change in surplus	156,176	(43,216)

Surplus, beginning of year	1,697,400	1,740,616

Surplus, end of year	$1,853,576	$1,697,400

The accompanying notes are an integral part of these financial statements.

Page 2	The Penn Mutual Life Insurance Company

($ in Thousands)

Statements of Cash Flows

For the Years Ended December 31,	2018	2017

OPERATIONS
Premium and annuity considerations	$1,385,642	$1,341,507
Net investment income	621,310	624,375
Other revenue	253,307	259,755

CASH PROVIDED BY OPERATIONS	2,260,259	2,225,637

Benefits paid	1,404,229	1,062,133
Commissions and operating expenses	509,169	679,538
Net transfers (from)/to separate accounts	(316,455)	(218,787)
Dividends to policyholders	37,022	14,578
Taxes (refunded) on operating income and realized investment losses	(66,823)	(4,316)

CASH USED IN OPERATIONS	1,567,142	1,533,146

NET CASH PROVIDED BY OPERATIONS	693,117	692,491

INVESTMENT ACTIVITIES
Investments sold, matured or repaid:
Bonds	1,164,644	1,318,097
Preferred and common stocks	44,499	71,032
Limited partnerships, real estate and other invested assets	69,616	108,246
Net (losses)/gains on cash, cash equivalents short-term investments	5	(2)
Derivatives	3,635	4,655

NET PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID	1,282,399	1,502,028

Cost of investments acquired:
Bonds	1,957,616	1,899,406
Preferred and common stock	107,258	71,789
Limited partnerships, real estate and other invested assets	307,031	214,240
Derivatives	(2,484)	(7,964)

TOTAL COST OF INVESTMENTS ACQUIRED	2,369,421	2,177,471

Net increase in policy loans	(15,676)	(4,069)

NET CASH USED IN INVESTMENT ACTIVITIES	(1,102,698)	(679,512)

FINANCING AND MISCELLANEOUS
Net withdrawals on deposit-type contracts	213,730	38,349
Other cash applied, net	167,384	34,812

NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS	381,114	73,161

NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS	(28,467)	86,140

Cash and short-term investments:
Beginning of year	299,313	213,173

End of year	$270,846	$299,313

…continued -

2018 Statutory Financial Statements	Page 3

($ in Thousands)

Statements of Cash Flows (cont’)

For the Years Ended December 31,	2018	2017

Supplemental Disclosure of Cash Flow Information for Non-Cash Transactions:
Common stock acquired as a return of capital/dividend	$7,998	$5,753
Premiums paid from benefits	25,137	16,447
Premiums paid by dividend	57,605	44,255
Premiums paid by policy loan	8,902	7,811
Capitalized interest	1,046	1,059
Bond exchange	70,996	46,985
Other	3,991	10,226

The accompanying notes are an integral part of these financial statements.

Page 4	The Penn Mutual Life Insurance Company

($ in Thousands)

Notes to Financial Statements

Note 1.  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NATURE OF OPERATIONS  The Penn Mutual Life Insurance Company (the “Company”) is a mutual life insurance company, domiciled in Pennsylvania, which concentrates primarily in the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, one year non-renewable and level term, universal life, indexed universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career advisers, and independent advisers. The Company is licensed to write business in all fifty states and the District of Columbia.

BASIS OF PRESENTATION  The accompanying financial statements of the Company have been prepared in conformity with the National Association of Insurance Commissioner’s (“NAIC”) Practices and Procedures manual and with statutory accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania (collectively “SAP” or “statutory accounting principles”). Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company currently has no permitted practices.

Statutory accounting principles are different in some respects from U.S. Generally Accepted Accounting Principles (“GAAP”). The more significant differences between statutory accounting principles and GAAP are as follows:

(a)

certain acquisition costs, such as commissions and other variable costs, that are directly related to the successful acquisition of new business, are charged to current operations as incurred, whereas GAAP would generally capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over premium payment period;

(b)

statutory policy reserves are based upon the Commissioners’ Reserve Valuation Method (“CRVM”) or net level premium method and prescribed statutory mortality, morbidity and interest assumptions, whereas GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with estimates of future mortality, morbidity, and interest assumptions;

(c)	bonds are generally carried at amortized cost, whereas GAAP would generally report bonds at fair value;
(d)	undistributed earnings from alternative assets are included in unrealized gains and losses, whereas GAAP would treat these changes as net investment income;
(e)

deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged to surplus, whereas GAAP would generally include the change in deferred taxes in net income;

(f)

payments received for universal and variable life insurance products and variable annuities are reported as premium income and changes in reserves, whereas GAAP would treat these payments as deposits to policyholders’ account balances;

(g)	assets are reported at “admitted asset” value, and “nonadmitted assets” are excluded through a charge against surplus, whereas GAAP would record these assets net of any valuation allowance;
(h)

majority-owned subsidiaries are accounted for using the equity method. The Penn Insurance and Annuity Company (“PIA”), Hornor Townsend & Kent, Inc. (“HTK”), Vantis Life Insurance Company (“Vantis”), Penn Mutual Asset Management, LLC (“PMAM”), and certain assets of Independence Square Properties, LLC (“ISP”) are admitted assets. myWorth, LLC, and certain assets of ISP are nonadmitted assets. Under GAAP, these majority-owned subsidiaries would be consolidated;

(i)

the Company’s investment in PMAM’s Private Funds, (PMAM Global Unconstrained Bond Fund (“GUBF”), the Credit Opportunities Fund (“Credit Ops”), and the Unconstrained Bond Fund (“PMUBX”)) is accounted for using the equity method. Under GAAP, the Company’s investment would be treated as a variable interest entity and consolidated, with noncontrolling interest portions separately reported.

(j)

surplus notes are reported in surplus, whereas GAAP would report these notes as debt. Costs associated with these notes are expensed, whereas GAAP would capitalize these expenses and amortize them into income over the life of the notes;

(k)	reinsurance reserve credits are reported as a reduction of policyholders’ reserves and liabilities for deposit-type contracts, whereas GAAP would report these balances as an asset;

2018 Statutory Financial Statements	Page 5

($ in Thousands)

(l)

an asset valuation reserve (“AVR”) is reported as a contingency reserve to stabilize surplus against fluctuations in the carrying value of stocks, real estate investments, partnerships, limited liability companies (“LLCs”), low income housing tax credit (“LIHTC”) investments, and certain credit related derivative instruments as well as credit-related declines in the value of bonds, whereas GAAP would not record this reserve;

(m)

after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas GAAP would report these gains and losses as revenue at time of sale;

(n)

changes in the fair value of the derivative financial instruments are recorded as changes in surplus, unless deemed an effective hedge when it is carried at amortized cost with no resulting changes in fair value. Changes in fair value for GAAP would be reported as income for ineffective cash flow hedges and effective fair value hedges; changes in fair value for GAAP would be reported as other comprehensive income for effective cash flow hedges;

(o)

comprehensive income is not presented, whereas GAAP would present changes in unrealized capital gains and losses, changes in funded status of pension and postretirement plans, and foreign currency translations as other comprehensive income;

(p)

embedded derivatives are recorded as part of the underlying contract, whereas GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately;

(q)	policyholder dividends are recognized when declared, whereas GAAP would recognize these over the term of the related policies;
(r)	identification of other-than-temporary impairment (“OTTI”) uses an “intent and ability to hold” criteria, whereas GAAP would use an “intent and ability not to sell” criteria; and
(s)	investments in Federal Home Loan Bank stock are reported as an investment in common stock, unaffiliated, whereas GAAP would report these within other invested assets.

The Company’s net income, excluding net income related to non-controlling interest, as presented in its consolidated financial statements prepared in conformity with GAAP was $333,392 and $593,974 the years ended December 31, 2018 and 2017, respectively. The Company’s equity, as presented in its consolidated financial statements prepared in conformity with GAAP was $3,963,053 and $4,188,492 as of December 31, 2018 and 2017, respectively.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES  The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material reported amounts and disclosures that require extensive use of estimates are:

◇	Carrying value of certain invested assets and derivatives
◇	Liabilities for reserves and funds for payment of insurance and annuity benefits
◇	Accounting for income taxes and valuation of deferred income tax assets and liabilities and unrecognized tax benefits
◇	Litigation and other contingencies
◇	Pension and other postretirement and postemployment benefits

INVESTMENTS  Bonds with an NAIC designation of 1 to 5 are valued at amortized cost. All other bonds are valued at the lower of cost or fair value. Fair value is determined using an external pricing service or management’s pricing models.

For fixed income securities that do not have a fixed schedule of payments, including asset-backed and mortgage-backed securities, the effect on amortization or accretion is revalued periodically based on the current estimated cash flows. Prepayment assumptions are based on borrower constraints and economic incentives such as original

Page 6	The Penn Mutual Life Insurance Company

($ in Thousands)

term, age, and coupon of the loan as affected by the interest rate environment. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

Preferred Stock  with an NAIC designation of 1 to 3 is valued at amortized cost. All other preferred stock is valued at the lower of cost or market. Fair value is determined using an external pricing service or management’s pricing model.

Common Stock  of the Company’s insurance affiliates, with the exception of Vantis, is carried at its underlying audited statutory equity. The Company’s investment in Vantis is carried at underlying audited statutory equity plus the unamortized goodwill related to the Company’s purchase of Vantis. The goodwill is being amortized over 10 years. Common stock of audited non-insurance affiliates is admitted at the GAAP-basis equity. Common stock of unaudited non-insurance affiliates is nonadmitted. Unaffiliated common stock is carried at fair value. Dividends are recognized in net investment income on the ex-dividend date. Other changes in the carrying value of affiliates, including amortization of goodwill related to the Company’s purchase of Vantis, are recognized as changes in unrealized gains or losses in surplus. The investment in capital stock of the Federal Home Loan Bank of Pittsburgh (“FHLB-PGH”) is carried at par, which approximates fair value. See the “Federal Home Loan Bank Borrowings” caption within this footnote for additional information on FHLB-PGH.

Real Estate  occupied by the Company is carried at depreciated cost. Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income. The Company obtains an external appraisal on a tri-annual basis. The most recent appraisal was obtained in 2016.

Policy Loans  are carried at the aggregate balance of unpaid principal and interest.

Cash, Cash Equivalents and Short-term investments  Cash Equivalents include investments purchased with maturities of three months or less and money market mutual funds. Short-term investments, which are carried at amortized cost and approximate fair value, consist of investments purchased with maturities greater than three months and less than or equal to 12 months.

Alternative Assets  consists primarily of limited partnerships. The Company accounts for the value of its investments at their underlying GAAP equity. Dividends and income distributions from limited partnerships are recorded as investment income. Undistributed earnings are included in the unrealized gains and losses balance and are reflected in surplus, net of deferred taxes. Distributions that are recorded as a return of capital reduce the carrying value of the limited partnership investment. Due to the timing of the valuation data received from the partnership, these investments are reported in accordance with the most recent valuations received, which are primarily on a one quarter lag. Refer to Note 3 for additional information regarding investments in alternative assets.

Derivatives  The Company may utilize derivative financial instruments in the normal course of business to manage risk, in conjunction with its management of assets and liabilities and interest rate risk. The accounting treatment of specific derivatives depends on whether the financial instrument is designated and qualifies as a highly effective hedge. Derivatives used in hedging transactions that meet the criteria of a highly effective hedge are reported and valued in a manner that is consistent with the assets hedged. The change in fair value of these derivatives is recognized as an unrealized capital gain/ (loss) until they are closed, at which time they are recorded in realized capital gains/(losses). Derivatives used in risk management transactions that do not meet the criteria of an effective hedge are accounted for at fair value, with changes in fair value recorded in unrealized capital gains/ (losses). Derivatives with a positive fair value or carrying value are reported as admitted assets. Derivatives with a negative fair value or carrying value are reported in Other liabilities. Realized gains and losses that are recognized upon termination or maturity of the derivatives used in economic hedges of interest rate and currency risk of the fixed income portfolio, regardless of accounting treatment, are transferred, net of taxes, to the IMR. All other realized gains and losses are recognized in net income upon maturity or termination of the derivative contracts.

2018 Statutory Financial Statements	Page 7

($ in Thousands)

The Company may enter into interest rate swaps, total return swaps, inflation swaps, financial futures and equity options to hedge risks associated with the offering of equity market-based guarantees in the Company’s annuity and indexed universal life insurance product portfolio, which do not meet the criteria of an effective hedge.

Credit default swaps, and receiver swaps, a type of interest rate swap, are carried at fair value. The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security. Receiver swaps protect the Company from credit risk in the fixed income portfolio. These do not meet the criteria of an effective hedge.

Investment income is recorded on an accrual basis. Amounts payable or receivable under total return, currency, credit default, interest rate and inflation swap agreements are recognized as investment income or expense when incurred. The Company does not engage in derivative financial instrument transactions for speculative purposes. Refer to Note 6 for additional disclosures regarding derivatives.

Other Invested Assets  The Company invests in LIHTC investments, which generate tax credits for investing in affordable housing projects. Investments in LIHTC are included in other invested assets and are accounted for under the proportional amortized cost method. The delayed equity contributions for these investments are unconditional and legally binding and therefore, have been recognized as a liability. LIHTC investments are reviewed for OTTI, which is accounted for as a realized loss. See Note 3 for additional information regarding investments in LIHTC.

Other invested assets also include notes receivable from Janney Montgomery Scott LLC (“JMS”), an affiliate, and the Company’s investments in ISP, PMAM, PMAM’s Private Funds and receivables for unsettled investment transactions. Refer to Note 11 for additional information regarding these other invested assets.

OTTI EVALUATION  Bonds, mortgage-backed and asset-backed securities  The Company considers an impairment to be other-than-temporary if: (a) the Company’s intent is to sell, (b) the Company will more likely than not be required to sell, (c) the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, or (d) the Company does not expect to recover the entire amortized cost basis. The Company conducts a periodic management review of all bonds including those in default, not-in-good standing, or otherwise designated by management. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value, default rates, delinquency rates, percentage of nonperforming loans, prepayments, and severities. If the impairment is other-than-temporary, the non-interest loss portion of the impairment is recorded through realized losses, and the interest related portion of the loss is disclosed in the notes to the financial statements.

The non-interest portion is determined based on the Company’s “best estimate” of future cash flows discounted to a present value using the appropriate yield. The difference between the present value of the best estimate of cash flows and the amortized cost is the non-interest loss. The remaining difference between the amortized cost and the fair value is the interest loss.

Alternative Assets  OTTI — The Company’s evaluation for OTTI takes into consideration the remaining life of a partnership and the performance of the underlying assets when evaluating the facts and circumstances surrounding the recovery of the cost for a partnership. Any such impairments are accounted for as a realized loss.

LIHTC  OTTI — For LIHTC investments, OTTI is determined by comparing the book value of the investment with the present value of future tax benefits. The investment is written down if the book value is higher than the present value, and the impairment is accounted for as a realized loss.

INVESTMENT INCOME DUE AND ACCRUED  Investment income due and accrued consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default; (b) bonds delinquent more than 90 days or where collection of interest is improbable; and (c) policy loan interest due and accrued in excess of the cash surrender value of the underlying contract.

Page 8	The Penn Mutual Life Insurance Company

($ in Thousands)

PREMIUMS DUE AND DEFERRED  Deferred premium is the portion of premium not earned at the reporting date, net of loading. Loading is an amount obtained by subtracting the net premium from the gross premium and generally includes allowances for acquisition costs and other expenses. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Uncollected premium is gross premium that is due and unpaid as of the reporting date, net of loading and nonadmitted receivables that are greater than 90 days in age. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income. The deferred and uncollected amounts and loading were as follows at December 31:

	2018				2017

	New	Renewal	Group	Total	New	Renewal	Group	Total
Uncollected premium	$1,449	$17,972	NA		$265	$11,998	NA
Uncollected loading	(1,376)	(2,562)	NA		(231)	(951)	NA

Net uncollected	$73	$15,410	$312	$15,795	$34	$11,047	$298	$11,379

Deferred premium	$16,377	$81,083	NA		$17,571	$68,669	NA
Deferred loading	(14,874)	4,939	NA		(15,222)	8,389	NA

Net deferred	$1,503	$86,022	$5	$87,530	$2,349	$77,058	$6	$79,413

Subtotal — gross deferred and uncollected				103,325				90,792
Nonadmitted				(2,598)				(1,061)

Premiums due and deferred, net				$100,727				$89,731

FEDERAL INCOME TAX  The Tax Cut and Jobs Act of 2017 (“Tax Reform”) was enacted on December 22, 2017, reducing the statutory federal income tax rate from 35% to 21%, effective January 1, 2018. Changes primarily relate to the rate change on the Company’s net deferred tax assets existing at the date of enactment and is recorded as a reduction of Surplus through Change in Net deferred income tax. The impact of Tax Reform is included in Note 9.

The Company files a consolidated federal income tax return with its insurance and non-insurance subsidiaries. Each subsidiary’s tax liability or refund is accrued on a separate company basis. The Company reimburses subsidiaries for losses utilized in the consolidated return based on inter-company tax allocation agreements. The provision for federal income taxes is computed in accordance with the section of the Internal Revenue Code applicable to life insurance companies and is based on income that is currently taxable.

Uncertain tax positions (“UTPs”) are established when the merits of a tax position are evaluated against certain measurement and recognition tests. UTP changes are reflected as a component of income taxes.

Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized. Changes in the deferred tax balances are reported as adjustments to surplus. Deferred tax assets in excess of the statutory limits are treated as nonadmitted assets and charged to surplus.

CORPORATE OWNED LIFE INSURANCE  The Company purchases life insurance policies on certain officers and employees on which the Company is designated as the beneficiary. The Company recognizes the cash surrender value of the policies as an asset on the Statement of Admitted Assets, Liabilities and Surplus. Changes in the cash surrender value of the policies are recorded as an adjustment to the premiums paid for the insurance coverage, which is recognized as part of interest credited to policyholders within Benefits paid to policyholders and beneficiaries on the Statements of Income and Changes in Surplus.

2018 Statutory Financial Statements	Page 9

($ in Thousands)

The cash surrender values for investments in the corporate owned life insurance are as follow at December 31:

	2018	2017

Equity funds	$153,549	$159,644
Bond funds	31,924	8,659
Money market funds	4,913	28,590
Other	23,984	24,760

Total	$215,530	$221,652

REINSURANCE  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5,000 for single life and $7,500 for joint lives.

In addition to excess coverage and coinsurance contracts, the Company also utilizes other forms of reinsurance such as coinsurance funds withheld and coinsurance/modified coinsurance.

Reinsurance does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the risk transfer of its reinsurance contracts and the financial strength of potential reinsurers. The Company regularly monitors the financial condition and ratings of its existing reinsurers to ensure that amounts due from reinsurers are collectible.

Insurance liabilities are reported net of the effects of reinsurance. Estimated reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Refer to Note 10 for further discussion.

OTHER ASSETS  Computer equipment and packaged software is reported at cost of $113,850 and $107,025, less accumulated depreciation of $95,623 and $88,648 at December 31, 2018 and 2017, respectively. Computer equipment and packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. Depreciation expense on computer equipment and packaged software charged to operations in 2018 and 2017 was $6,975 and $3,640, respectively. Furniture is depreciated on a straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the remaining life of the lease. Building and property improvements are depreciated to the lesser of contractor estimate or the remaining life of the building.

Other assets also includes receivables related to centrally cleared derivative transactions, receivables for collateral remitted to counterparties, and amounts due from affiliates under the terms of service agreements. See Note 6 for additional information regarding derivative transactions and Note 11 for additional information regarding related party transactions.

SEPARATE ACCOUNT ASSETS AND LIABILITIES  The Company has separate account assets and liabilities representing segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. The Separate accounts have varying investment objectives.

Separate account assets are stated at the fair value of the underlying assets, which are shares of mutual funds. The value of the assets in the Separate accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The liability represents the policyholders’ interest in the account and includes accumulated net investment income and realized and unrealized capital gains/ (losses) on the assets, which reflects fair value. The investment income and realized capital gains/ (losses) from separate account assets accrue to the policyholders and are not included in the Statements of Income. Mortality, policy administration, surrender charges assessed and asset management fees charged against the accounts are included in other revenue in the accompanying Statements of Income and Changes in Surplus.

Page 10	The Penn Mutual Life Insurance Company

($ in Thousands)

The Company issues variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”), GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”), and GMWB with inflation protection. In accordance with guarantees provided, if the investment proceeds in the separate accounts are insufficient to cover the guarantees for the product, the policyholder proceeds will be remitted by the general account. See Note 4 for a discussion of the Company’s obligation regarding these product features.

NONADMITTED ASSETS  Assets designated as nonadmitted by the NAIC include furniture, certain electronic data processing equipment, unamortized software, the amount of the deferred tax asset that is in excess of limits prescribed by SAP, the pension plan assets, certain investments in partnerships for which financial audits are not performed, certain other receivables, advances and prepayments, and uncollected premiums greater than 90 days from the due date. Such amounts are excluded from the Statements of Admitted Assets, Liabilities and Surplus. As of December 31, 2018 and 2017, the Company’s total nonadmitted assets were $115,508 and $123,570, respectively.

RESERVES AND FUNDS FOR THE PAYMENT OF INSURANCE AND ANNUITY BENEFITS  Policyholders’ reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in-force. Any adjustments that are made to the reserve balances are reflected in the Statements of Income in the year in which such adjustments are made, with the exception of changes in valuation bases which are accounted for as charges or credits to surplus.

Reserves and funds for the payment of future life and annuity benefits are developed using actuarial methods based on statutory mortality and interest requirements. Reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level, modified preliminary term or CRVM methods using the 1941, 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary (“CSO”) Mortality and American Experience Tables and assumed interest rates ranging from 2.25% to 4.50%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. The Company has universal life contracts with secondary guarantee features. The Company establishes reserves according to Actuarial Guideline XXXVIII, unless otherwise noted.

Reserves for Term and Single Life UL with secondary guarantee features are based on the methodology specified by the Life Principle-Based Reserve approach (“VM-20”), starting with 2017 policy issue years. Reserves for Single and Joint Life IUL are based on the same VM-20 methodology starting with 2018 policy issue years. VM-20 specifies the final reserve as the greater of the Net Premium Reserve (“NPR”), Deterministic Reserve (“DR”) and Stochastic Reserve (“SR”). The NPR is a formulaic reserve with prescribed assumptions, including the 2017 CSO Mortality Tables. The DR is based on a single path, deterministic projection with prudent estimate assumptions, including margins for uncertainty. The SR is based on the Conditional Tail Expectation 70 (“CTE70”) of 1000 stochastically generated interest rate return scenarios with prudent estimate assumptions, including margins for uncertainty.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices. Surrender values are not promised in excess of the legally computed reserves.

Reserves for fixed individual annuity contracts are developed using accepted actuarial methods computed principally under the Commissioners’ Annuity Reserve Valuation Method using applicable interest rates and mortality tables, primarily on the 1949, 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and rates ranging from 2.00% to 13.25%. An insignificant amount of reserves uses an assumed interest rate greater than 10%.

The Company also has deferred variable annuity contracts containing GMDB, GMAB and GMWB features. The Company establishes reserves according to requirements prescribed by the NAIC in Actuarial Guideline XLIII (VACARVM). See Note 4 for further discussion.

Reserves for group annuity contracts are developed using accepted actuarial methods computed principally on the 1971 and 1983 Group Annuity Mortality Tables and 1994 Group Annuity Reserving Tables with assumed interest rates ranging from 4.50% to 13.25%. Approximately 1% of reserves use an assumed interest rate greater than 10%.

2018 Statutory Financial Statements	Page 11

($ in Thousands)

The Company had $2,471,527 and $5,595,880 and as of December 31, 2018 and 2017, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standards of valuation set by the Commonwealth of Pennsylvania.

The tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released have been determined by formula.

LIABILITIES FOR DEPOSIT-TYPE CONTRACTS  Reserves for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates. Fair value is estimated by discounting future cash flows using current market rate.

The tabular interest for funds not involving life contingencies is determined as the change in reserves less funds added during the year less other increases, plus funds withdrawn during the year.

POLICYHOLDERS’ DIVIDENDS  The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends to be paid to policyholders in the following year. Policyholders’ dividends incurred are recorded in the Statements of Income. Dividends expected to be paid to policyholders in the following year are approved annually by the Company’s Board of Trustees. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses, and income tax charges.

POLICY CLAIMS IN PROCESS  include provisions for payments to be made on reported claims and claims incurred but not reported.

INTEREST MAINTENANCE RESERVE  The IMR captures the realized capital gains/(losses) that result from changes in the overall level of interest rates and amortizes them into income over the calendar years to expected maturity. In 2018, the Company changed its policy regarding deferrals into the IMR which resulted in an opening surplus adjustment.

ASSET VALUATION RESERVE  The AVR is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships, LIHTC investments, and LLCs as well as non-interest related declines in the value of bonds, and certain derivatives. The AVR is reported in the Statements of Admitted Assets, Liabilities and Surplus, and the change in AVR is reported in the Statements of Income and Changes in Surplus.

DRAFTS OUTSTANDING  that have not been presented for payment are recorded as a liability.

OTHER LIABILITIES  Other liabilities primarily include accruals for general and operating expense, life insurance premiums received in advance of the due date, net transfers due from the separate accounts, and liabilities related to postretirement benefit plans in an underfunded position. Refer to Note 8 for additional disclosures on the Company’s benefit plans.

BENEFIT PLANS  The Company recognizes a liability for the funded status of defined benefit pension and post retirement plans where the projected benefit obligation exceeds plan assets (underfunded) and nonadmits assets for the funded status of defined benefit pension and post retirement plans where the fair value of plan assets exceed the projected benefit obligation (overfunded). See Note 8 for additional disclosures on the Company’s benefit plans.

CONTINGENCIES  Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual. See Note 12 for further discussion.

SURPLUS NOTES  On July 1, 2010, the Company issued Surplus Notes (“2010 Notes”) with a principal balance of $200,000, at a discount of $8,440. The 2010 Notes bear interest at 7.625%, and have a maturity date of June 15, 2040.

Page 12	The Penn Mutual Life Insurance Company

($ in Thousands)

The 2010 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 7.625% 2010 Notes is scheduled to be paid semiannually on March 31 and September 30 of each year. At December 31, 2018 and 2017, the amortized cost basis of the 2010 Notes was $192,447 and $192,310, respectively. Interest paid on the 2010 Notes was $15,250 and $15,250 for the years ended December 31, 2018 and 2017, respectively. Total interest paid since the issuance of the 2010 Notes is $125,813.

On June 23, 2004, the Company issued Surplus Notes (“2004 Notes”) with a principal balance of $200,000, at a discount of $3,260. The 2004 Notes bear interest at 6.65%, and have a maturity date of June 15, 2034. The 2004 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% 2004 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2018 and 2017, the amortized cost basis of the 2004 Notes was $197,594 and $197,510, respectively. Interest paid on the 2004 Notes was $13,300 and $13,300 for the years ended December 31, 2018 and 2017, respectively. Total interest paid since the issuance of the 2004 Notes is $189,820.

Interest expense on surplus notes requires prior approval from the Pennsylvania Insurance Department.

RISK-BASED CAPITAL  Life insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it. At December 31, 2018, the Company’s surplus exceeds these minimum levels.

PREMIUM AND RELATED EXPENSE RECOGNITION  Life insurance premium revenue is generally recognized as revenue on the gross basis when due from the policyholders under the terms of the insurance contract. Annuity premium on policies with life contingencies is recognized as revenue when received. Both premium and annuity considerations are recorded net of reinsurance premiums. Commissions and other costs related to issuance of new policies, and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits. Benefit payments are reported net of the amounts received from reinsurers.

The Company accounts for deposit-type contracts (those that do not subject the Company to mortality or morbidity risk) under the deposit method. Amounts received from and payments to policyholders related to these contracts are recorded directly against the related policy reserves. Interest credited to policyholder accounts is reflected in benefits paid to policyholders and beneficiaries. Fees charged to policyholder accounts are reflected in Other revenue.

OTHER REVENUE  Other revenue includes commission and expense allowance recognized by the Company pursuant to reinsurance agreements, as well as reserve adjustments relating to coinsurance/modified coinsurance/funds withheld reinsurance agreements entered into with a third parties. Other revenue also includes fees charged to policyholders.

OTHER EXPENSES  Other expenses includes amounts paid to reinsurers relating to interest earned on the funds withheld assets held by the Company under reinsurance agreements structured as funds withheld and co/modco reinsurance. 2017 Other expenses also includes benefits paid by the Company under reinsurance agreements with PIA relating to index credits on certain universal life policies.

REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES  Realized capital gains and losses, net of taxes, excludes gains and losses transferred to the IMR. Realized capital gains and losses are recognized in net income and are determined using the specific identification method.

All after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related derivative activities for derivatives backing assets are transferred to the IMR and amortized into revenue. These interest-related gains and losses are amortized into net investment income using the grouped method over the remaining life of the investment sold or, in the case of derivative financial instruments, over the remaining life of the underlying asset.

2018 Statutory Financial Statements	Page 13

($ in Thousands)

Unrealized capital gains and losses, net of deferred federal income taxes, are recorded as a change in surplus.

FEDERAL HOME LOAN BANK BORROWINGS  The Company is a member of the FHLB-PGH, which provides access to collateralized advances, collateralized funding agreements, and other FHLB-PGH products. Collateralized advances from the FHLB-PGH are classified in “Borrowed money.” Collateralized funding agreements issued to the FHLB-PGH are classified as liabilities for deposit-type funds and are recorded within Reserves and funds for payment of insurance and annuity benefits. FHLB-PGH is a first-priority secured creditor.

The Company’s membership in FHLB-PGH requires the ownership of member stock, and borrowings from FHLB-PGH require the purchase of FHLB-PGH activity based stock in an amount equal to 4% of the outstanding borrowings. All FHLB-PGH stock purchased by the Company is classified as restricted general account investments within Common stock — unaffiliated. The Company’s borrowing capacity is determined by the lesser of the assets available to be pledged as collateral to FHLB-PGH or 10% of the Company’s prior period admitted general account assets. The fair value of the qualifying assets pledged as collateral by the Company must be maintained at certain specified levels of the borrowed amount, which can vary, depending on the nature of the assets pledged. The Company’s agreement allows for the substitution of assets and the advances are pre-payable. Current borrowings are subject to prepayment penalties.

As of December 31, 2018 and 2017, borrowings from the FHLB-PGH, segregated by those classified as advances and funding agreements, including the maximum outstanding during the years ended December 31 were as follows:

	2018	Maximum during 2018	2017	Maximum during 2017

Debt — Advances	$—	$—	$—	$—
Funding Agreements	600,000	700,000	350,000	800,000

Total	$600,000	$700,000	$350,000	$800,000

NEW ACCOUNTING STANDARDS

Effective December 31, 2018, the Company adopted revisions to SSAP No. 68, “Business Combinations and Goodwill”. The revisions require additional disclosure regarding goodwill balances within the carrying value of subsidiaries. The revised disclosure is included in Note 11.

Effective December 31, 2018, the Company adopted NAIC revisions to SSAP No. 2, “Cash, Drafts and Short-term Investments.” The revisions require money market funds previously classified as short-term investments to be moved to cash equivalents, and be recorded at fair value with net asset value (NAV) allowed as a practical expedient to estimate fair value. The adoption of this guidance is not material to the Company.

Effective December 31, 2018, the Company adopted NAIC revisions to SSAP No. 21, “Other Admitted Assets.” The revisions require additional disclosure regarding the underlying investments of corporate owned life insurance. The revised disclosure is included in Note 8.

In November 2016, the NAIC adopted revisions to SSAP No. 26, “Bonds, Excluding Loan-backed and Structured Securities” (“SSAP No. 26”), and SSAP No. 43R, “Loan-Backed and Structured Securities” (“SSAP No. 43R”), that added clarification to certain existing disclosure requirements. The revisions clarified that loan backed securities are within the scope of the disclosure of carrying value, fair value, and gross unrealized gains and gross unrealized losses for bonds. The revisions also clarified that bonds classified as short-term investments are to be included in the scope of the disclosure of carrying value and fair value disaggregated by maturity periods. The new guidance is effective for the year ending December 31, 2017. The impact of this revised guidance on the Company’s disclosures is included in Note 3.

In June 2016, the NAIC adopted revisions to SSAP No. 1, “Disclosure of Accounting, Policies, Risks & Uncertainties, and Other Disclosures” (“SSAP No. 1”), which require disclosure of the nature, amount, and location within the financial statements of any assets received as collateral and related offsetting liabilities. The revised guidance is effective for the year ending December 31, 2017. The impact of this revised guidance in the Company’s financial statements is reflected in Note 6.

Page 14	The Penn Mutual Life Insurance Company

($ in Thousands)

In June 2016, the NAIC adopted additional revisions to SSAP No. 1 . The guidance promulgated a disclosure requirement for investments in securities with an NAIC designation of 5*. The new disclosure requires a comparative presentation of the number of such securities held, aggregate carrying value and aggregate fair value, disaggregated by certain general investment categories. The guidance became effective upon adoption and is applicable for the year ended December 31, 2017. The adoption of this guidance was not material to the Company.

RECENT ACCOUNTING DEVELOPMENTS

The NAIC adopted revisions to SSAP No. 69, “Statement of Cash Flow”. The revisions require restricted cash to be included in cash when reconciling the beginning -of-period and end-of-period cash amounts on the statement of cash flow. The new guidance is effective for the year ending December 31, 2019. The Company is currently in compliance with the revision.

Note 3.  INVESTMENTS

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class (except for U.S. Treasury and U.S. Government guaranteed securities), geographic region, industry group, economic characteristic, investment quality, or individual investment.

BONDS AND PREFERRED STOCK  The following summarizes the admitted value and estimated fair value of the Company’s investment in bonds and preferred stock as of December 31:

		Gross Unrealized Capital
2018	Admitted Value	Gains	Losses	Estimated Fair Value

US Governments	$958,074	$3,911	$58,095	$903,890
Other Governments	11,913	1,641	26	13,528
States, Territories and Possessions	98,160	6,864	384	104,640
Political Subdivisions	231,198	16,483	341	247,340
Special Revenue	919,239	84,180	6,753	996,666
Industrial and Miscellaneous	4,320,083	189,669	130,660	4,379,092
Residential Mortgage-backed Securities	466,307	7,444	4,779	468,972
Commercial Mortgage-backed Securities	1,592,556	42,085	13,395	1,621,246
Asset-backed Securities	1,164,343	17,093	18,469	1,162,967
Hybrid Securities	206,160	741	11,944	194,957

Total Bonds	9,968,033	370,111	244,846	10,093,298
Preferred Stock	112,090	1,240	5,711	107,619

Total Bonds and Preferred Stocks	$10,080,123	$371,351	$250,557	$10,200,917

2018 Statutory Financial Statements	Page 15

($ in Thousands)

		Gross Unrealized Capital
2017	Admitted Value	Gains	Losses	Estimated Fair Value

US Governments	$719,989	$22,450	$5,051	$737,388
Other Governments	9,911	2,221	6	12,126
States, Territories and Possessions	99,235	10,603	60	109,778
Political Subdivisions	229,819	25,359	566	254,612
Special Revenue	896,265	114,014	3,725	1,006,554
Industrial and Miscellaneous	4,040,844	426,303	9,922	4,457,225
Residential Mortgage-backed Securities	475,193	13,785	3,077	485,901
Commercial Mortgage-backed Securities	1,734,690	79,150	9,114	1,804,726
Asset-backed Securities	820,319	54,684	2,794	872,209
Hybrid Securities	183,289	9,309	535	192,063

Total Bonds	9,209,554	757,878	34,850	9,932,582
Preferred Stock	112,008	5,165	513	116,660

Total Bonds and Preferred Stocks	$9,321,562	$763,043	$35,363	$10,049,242

Included in the table above are securities restricted for use under various reinsurance agreements with an admitted value and fair value totaling $1,886,573 and $1,926,710, respectively, as of December 31, 2018 and $1,421,296 and $1,573,852, respectively as of December 31, 2017.

Included in admitted value and estimated fair value for Residential mortgage-backed securities above are $57,162 and $57,893, respectively, of subprime mortgages.

The following table summarizes the admitted value and estimated fair value of debt securities as of December 31, 2018 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities that are not due on a single maturity are included as of the final maturity.

	Admitted Value	Estimated Fair Value

Due in one year or less	$43,574	$43,686
Due after one year through five years	671,792	677,141
Due after five years through ten years	1,336,073	1,341,711
Due after ten years	4,614,160	4,700,280
Residential mortgage-backed securities(1)	484,044	486,082
Commercial mortgage-backed securities(1)	1,654,046	1,681,431
Asset-backed securities(1)	1,164,344	1,162,967

Total bonds	9,968,033	10,093,298
Redeemable preferred stock	112,090	107,619

Total Bonds and Preferred Stock	$10,080,123	$10,200,917

(1) Includes U.S. Agency structured securities

Mortgage and other asset-backed securities consist of commercial and residential mortgage pass-through holdings, securities backed by various forms of collateral, with the largest being collateralized loan obligations. These securities follow a structured principal repayment schedule and are rated investment grade, other than $92,024, primarily in asset-backed securities. The mortgage and other asset-backed securities portfolios are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of this portfolio is 6.66 years.

Page 16	The Penn Mutual Life Insurance Company

($ in Thousands)

Investments on deposit with regulatory authorities as required by law were $4,279 and $4,265 at December 31, 2018 and 2017, respectively. Investments pledged as collateral for derivative contracts were $168,928 and $237,280 at December 31, 2018 and 2017, respectively. These investments are not available for use by the Company. The Company also has pledged collateral in the form of cash for certain derivative transactions. Refer to Note 6 for additional disclosures on derivatives and related collateral.

At December 31, 2018, the largest industry concentration of the Company’s portfolio was investments in the Electric-Integrated sector of $519,597, representing 5.2% of the total debt securities portfolio.

CREDIT LOSS ROLLFORWARD  The following represents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was not recognized in earnings:

AS OF DECEMBER 31,	2018	2017

Balance, beginning of period	$25,398	$30,146
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(788)	(4,748)
Credit loss impairments previously recognized on securities impaired to fair value during the period	—	—
Credit loss impairment recognized in the current period on securities not previously impaired	—	—
Additional credit loss impairments recognized in the current period on securities previously impaired	—	—

Balance, end of period	$24,610	$25,398

UNREALIZED LOSSES ON INVESTMENTS  Management has determined that the unrealized losses on the Company’s investments in equity and fixed maturity securities at December 31, 2018 are temporary in nature.

The following tables are an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31:

	Less than 12 months		Greater than 12 months		Total
2018	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss

US Governments	$576,485	$46,704	$185,523	$11,391	$762,008	$58,095
Other Governments	—	—	1,974	26	1,974	26
States, Territories and Possessions	—	—	16,623	384	16,623	384
Political Subdivisions	4,882	118	21,054	223	25,936	341
Special Revenue	50,867	439	113,553	6,314	164,420	6,753
Industrial and Miscellaneous	1,799,819	82,405	508,608	48,255	2,308,427	130,660
Residential Mortgage-backed Securities	44,231	434	196,763	4,345	240,994	4,779
Commercial Mortgage-backed Securities	246,021	4,694	232,482	8,701	478,503	13,395
Asset-backed Securities	635,592	14,915	75,887	3,554	711,479	18,469
Hybrid Securities	160,933	9,104	13,348	2,840	174,281	11,944

Total Bonds	3,518,830	158,813	1,365,815	86,033	4,884,645	244,846
Preferred Stock	44,548	2,716	21,737	2,995	66,285	5,711

Total Bonds and Preferred Stocks	$3,563,378	$161,529	$1,387,552	$89,028	$4,950,930	$250,557

2018 Statutory Financial Statements	Page 17

($ in Thousands)

	Less than 12 months		Greater than 12 months		Total
2017	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss

US Governments	$80,551	$446	$49,077	$4,605	$129,628	$5,051
Other Governments	1,994	6	—	—	1,994	6
States, Territories and Possessions	—	—	990	60	990	60
Political Subdivisions	2,338	20	18,446	546	20,784	566
Special Revenue	57,096	396	57,578	3,329	114,674	3,725
Industrial and Miscellaneous	165,742	2,383	180,683	7,539	346,425	9,922
Residential Mortgage-backed Securities	133,583	1,725	43,983	1,352	177,566	3,077
Commercial Mortgage-backed Securities	212,241	3,860	78,556	5,254	290,797	9,114
Asset-backed Securities	36,951	315	64,178	2,479	101,129	2,794
Hybrid Securities	1,997	3	11,698	532	13,695	535

Total Bonds	692,493	9,154	505,189	25,696	1,197,682	34,850
Preferred Stock	11,838	149	9,482	364	21,320	513

Total Bonds and Preferred Stocks	$704,331	$9,303	$514,671	$26,060	$1,219,002	$35,363

Included in the December 31, 2018 amounts above is the interest portion of other-than-temporary impairments on securities of $1,255.

Unrealized losses on debt securities that were in an unrealized loss position less than twelve months at December 31, 2018, totaled 64% of the Company’s total fixed maturities unrealized loss, and unrealized losses on securities in an unrealized loss position greater than twelve months totaled 36% of the Company’s total fixed maturities unrealized loss. Of the total amount of debt securities unrealized losses, $231,111 or 92% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating in accordance with the NAIC methodology of 1 or 2. Unrealized losses on fixed maturity securities with a rating below investment grade represent $19,446 or 8% of the Company’s total fixed maturities unrealized losses.

The increase in the gross unrealized loss position is primarily related to the increase in treasury yields; the 10 year and 30 year treasury rates rose 27 basis points and 27 basis points, respectively. Additionally, spreads on investment grade and high yield rose 59 basis points and 183 basis points, respectively.

U.S. and Other Governments  Unrealized losses on the Company’s investments in U.S. Treasury, U.S. Agency and other governmental obligations were $58,121 or 23% of the Company’s unrealized losses for debt securities. Gross unrealized losses were spread over 17 securities primarily related to the increasing interest rate environment.

States, Territories and Possessions, Political Subdivisions and Special Revenue  Unrealized losses on the Company’s investments in states and political subdivisions were $7,478 or 3% of the Company’s unrealized losses for debt securities. Gross unrealized losses were spread over 48 securities.

Industrial and Miscellaneous  Unrealized losses on corporate securities were $130,660 or 52% of the total unrealized losses for debt securities. The amount of unrealized losses on the Company’s investment in corporate securities is spread over 630 individual securities with varying interest rates and maturities. There were 9 corporate securities with a fair value below 80% of the security’s amortized cost.

Residential and Commercial Mortgage-Backed Securities  Unrealized losses on mortgage-backed securities were $18,174 or 7% of the total unrealized losses for debt securities. The amount of unrealized capital losses on the Company’s investment in mortgage-backed securities was due to factors dependent upon the security. These

Page 18	The Penn Mutual Life Insurance Company

($ in Thousands)

losses were spread across 160 fixed and variable rate securities There were no mortgage-backed securities that were priced below 80% of the securities’ amortized cost. Management believes the collateral is sufficient to recover amortized cost.

Asset-Backed Securities  Unrealized losses on asset-backed securities were $18,469 or 8% of the total unrealized losses for debt securities. These losses are spread across 128 securities. There were 3 asset-backed securities that were priced below 80% of the security’s amortized cost.

Hybrid Securities  Unrealized losses on hybrid securities were $11,944, less than 5% of the total unrealized losses for debt securities. The amount of unrealized losses on the Company’s investment in corporate securities is spread over 37 individual securities with varying interest rates and maturities. There were 2 hybrid securities with a fair value below 80% of the security’s amortized cost.

Preferred Stock  Unrealized capital losses on preferred stock were $5,711 or 2% of the total unrealized capital losses for debt securities. The amount of unrealized capital losses on the Company’s investment in preferred stock is spread over 18 individual securities. There was 1 preferred stock that was priced below 80% of the security’s amortized cost.

COMMON STOCK — UNAFFILIATED  The following summarizes the cost and estimated fair value of the Company’s investment in unaffiliated common stock:

		Gross Unrealized Capital
	Cost	Gains	Losses	Estimated Fair Value

December 31, 2018	$86,501	$—	$16,103	$70,398
December 31, 2017	72,087	169	7,894	64,362

Included in the table above are securities held in custody and restricted for use under a reinsurance agreement with an admitted value and fair value totaling $43,162 and $43,162, respectively, as of December 31, 2018.

The following presents the gross unrealized capital losses and fair values for unaffiliated common stock with unrealized capital losses that are deemed to be only temporarily impaired and length of time that individual securities have been in an unrealized capital loss position, at:

	Less than 12 months		Greater than 12 Months		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses

December 31, 2018	$21,827	$4,816	$22,108	$11,287	$43,935	$16,103
December 31, 2017	11,486	593	34,039	7,301	45,525	7,894

The amount of unrealized capital losses on the Company’s investment in unaffiliated common stock is spread over 10 individual securities. There were 4 unaffiliated common stock securities that were priced below 80% of the security’s cost. Management has determined that the unrealized losses on the Company’s investments in unaffiliated common stock at December 31, 2018 are temporary in nature. For further discussion on how the Company evaluates the impairment, see Note 2.

Federal Home Loan Bank  The Company’s investment in the FHLB-PGH Class B Membership Capital Stock as of December 31, 2018 and 2017 was $2,452 and $1,767, respectively. The Company also invested $24,000 and $14,000

2018 Statutory Financial Statements	Page 19

($ in Thousands)

in FHLB-PGH Activity Stock as of December 31, 2018 and 2017. The Class B Membership Capital Stock held by the Company is subject to written notices of requests for redemption followed by a five year waiting period.

As of December 31, 2018 and 2017, the Company’s borrowing capacity with the FHLB-PGH was $1,263,983 and $1,180,319, respectively.

The following represents the amount of collateral pledged to the FHLB-PGH, and the maximum amount of collateral pledged is as follows:

	December 31, 2018	Maximum during 2018	December 31, 2017	Maximum during 2017

Carrying value	$787,003	$806,781	$395,694	$883,761
Fair value	821,563	843,417	422,033	928,375

The amount of interest on borrowings classified as funding agreements for the years ended December 31, 2018 and 2017 was $13,373 and $3,249, respectively.

OTHER THAN TEMPORARY IMPAIRMENTS  For the year ended December 31, 2018, the Company recognized other than temporary impairments on loan-backed securities due to the Company’s:

December 31, 2018	Amortized Cost Prior to OTTI	OTTI
		Interest	Non-Interest	Fair Value

Intent to sell	$—	$—	$—	$—
Lack of intent to hold to recovery	—	—	—	—
Expected PV of cash flows less than cost	8,400	—	2,805	5,595

Total other-than-temporary impairments	$8,400	$—	$2,805	$5,595

For the year ended December 31, 2017, the Company recognized other than temporary impairments on loan-backed securities due to the Company’s:

December 31, 2017	Amortized Cost Prior to OTTI	OTTI
		Interest	Non-Interest	Fair Value

Intent to sell	$—	$—	$—	$—
Lack of intent to hold to recovery	—	—	—	—
Expected PV of cash flows less than cost	—	—	—	—

Total other-than-temporary impairments	$—	$—	$—	$—

In addition, during the years ended December 31, 2018 and 2017, the Company recognized realized losses of $0 and $195, respectively, related to the impairment of non-loan-backed debt securities.

REAL ESTATE  Investments in real estate consist of the Company’s home office property. As of December 31, 2018 and 2017, accumulated depreciation on real estate amounted to $24,598 and $22,891, respectively.

Page 20	The Penn Mutual Life Insurance Company

($ in Thousands)

ALTERNATIVE ASSETS  The following table presents the Company’s Alternative assets portfolio as of December 31:

2018	Carrying Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Venture capital	$260,073	$148,462
MBO	118,540	109,381
Distressed	54,696	59,410
Real asset	90,090	73,323
Mezzanine	18,640	17,925
Infrastructure*	14,530	54	Semi-annually	30 Days
Hedge funds	2,076	—	Monthly	5-90 Days
Secondaries	25,754	33,874
Fund of funds	17,741	5,610
Senior mezzanine	8,150	7,358
Direct lending	2,579	945
Growth	55,656	61,136
Credit	24,605	36,475

Total Alternative Assets	$693,130	$553,953

*	Redemption option only applies to one infrastructure fund (Value = $7,024; Unfunded Commitment = $0)

2017	Carrying Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Venture capital	$200,342	$136,447
MBO	81,043	112,948
Distressed	47,775	75,433
Real asset	74,854	90,436
Mezzanine	18,751	21,107
Infrastructure*	16,304	123	Semi-annually	30 Days
Hedge funds	3,234	—	Monthly	5-90 Days
Secondaries	14,514	17,329
Fund of funds	15,429	6,510
Senior mezzanine	7,176	8,679
Direct lending	4,565	1,402
Growth	30,506	32,914
Credit	14,000	16,000

Total Alternative Assets	$528,493	$519,328

*	Redemption option only applies to one infrastructure fund (Value = $7,095; Unfunded Commitment = $0)

Included in the 2018 table above are investments restricted for use under a reinsurance agreement with a carrying value of $34,584 as of December 31, 2018.

The investment values are provided per the partnerships’ capital account statements. With the exception of two open-ended investments within the portfolio, the Company’s interest cannot be redeemed. Instead, distributions from each fund result from the liquidation of the underlying assets. The period over which unredeemable investments are expected to be liquidated ranges from 5 to 10 years.

As of December 31, 2018, none of these investments exceed 10% of the Company’s admitted assets. The Company recognized realized losses of $712 and $4,787 for the years ended December 31, 2018 and 2017, respectively, associated with other-than-temporary impairments of certain partnership investments.

2018 Statutory Financial Statements	Page 21

($ in Thousands)

The Company recognized realized gains of $3 and $59 for the years ended December 31, 2018 and 2017, respectively, associated with liquidations of the company’s interest in partnerships.

OTHER INVESTED ASSETS  The components of other invested assets as of December 31, 2018 and 2017 were as follows:

DECEMBER 31,	2018	2017

LIHTC	$38,001	$46,466
Receivable for securities	1,903	5,539
Other invested assets-affiliated	600,759	504,088
Other invested assets-unaffiliated	1,382	1,381

Total other invested assets	$642,045	$557,474

Other invested assets-affiliated represents the Company’s investment in ISP, myWorth, PMAM, PMAM Private Funds, and notes receivable held by the Company from JMS, a subsidiary of ISP. Refer to Note 11 for additional discussion on other invested assets, affiliated.

Low Income Housing Tax Credits  The Company has no LIHTC properties under regulatory review at December 31, 2018 and 2017. There were no write-downs due to forfeiture of eligibility and there were no impairments for 2018 or 2017.

Commitments of $1,382 and $19,128 for the years ended December 31, 2018 and 2017, respectively, have been recorded in Other liabilities related to unconditional and legally binding delayed equity contributions associated with investments in LIHTC. The Company has unexpired tax credits with remaining lives ranging between 5 and 10 years and required holding periods for its LIHTC investments between 8 and 13 years.

NET INVESTMENT INCOME AND REALIZED CAPITAL GAINS/ (LOSSES)  The following table summarizes the major categories of net investment income for the years ended:

DECEMBER 31,	2018	2017

Income:
Bonds and preferred stock	$490,610	$480,627
Unaffiliated	6,257	6,530
Real estate	3,519	3,519
Policy loans	16,916	15,753
Alternative assets	65,671	60,696
Other invested assets	70,428	36,789
Other	2,466	11,726
Derivatives	(11,015)	(4,160)
IMR amortization	10,267	(12,145)

Total investment income	655,119	599,335

Expenses:
Surplus note interest	28,775	28,759
Depreciation of real estate	1,707	1,765
Other investment expenses	17,102	15,673

Total investment expenses	47,584	46,197

Net investment income	$607,535	$553,138

There was no nonadmitted accrued investment income at December 31, 2018 and 2017.

Page 22	The Penn Mutual Life Insurance Company

($ in Thousands)

Included in the table above (Debt securities) is $907 of investment income attributable to securities disposed of as a result of a callable feature, spread over 23 securities.

During 2018 and 2017, proceeds from sales of bonds, preferred stock, and common stocks, and related gross realized gains and losses on those sales were as follows for the years ended December 31:

	2018			2017

	Proceeds From Sales	Gross Realized Gains	Gross Realized Losses	Proceeds From Sales	Gross Realized Gains	Gross Realized Losses
Bonds	$359,478	$8,203	$13,157	$473,864	$40,273	$5,099
Preferred stock	9,828	—	209	—	—	—
Common stock	29,171	1,846	865	70,573	2,026	1,384

There was no nonadmitted accrued investment income at December 31, 2018 and 2017.

Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended:

DECEMBER 31,	2018	2017

Realized capital gains/(losses)	$(5,632)	$(36,091)
Less:
Amount transferred to IMR (net of related taxes of $(846) in 2018 and $(31,291) in 2017)	3,182	519
Income tax effect on realized capital gains	2,705	31,291

Net realized capital gains/(losses)	$(11,519)	$(67,901)

Portions of realized capital gains and losses that were determined to be interest related were transferred to the IMR.

The details by NAIC designation 3 or below, or unrated of securities sold during the year ended December 31, 2018 and reacquired within 30 days of the sale date are:

Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)

Bonds	3	1	$5	$5	$—
Common Stocks		12	4,255	4,464	173

2018 Statutory Financial Statements	Page 23

($ in Thousands)

STRUCTURED NOTES The following table represents structured notes held by the Company as of December 31:

2018
CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Y/N)

3136F9RQ8	$1,294	$1,581	$1,512	N
912810FD5	193	240	249	N
912810RA8	25,005	24,098	26,320	N
912810RL4	45,035	43,204	47,265	N
912810RR1	402,685	384,465	419,931	N
912810RW0	50,218	48,080	51,911	N
9128282L3	129,014	132,397	138,572	N
912828K33	69,763	73,891	74,740	N

2017
CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Y/N)

3136F9RQ8	$1,294	$1,570	$1,481	N
89356BAB4	3,000	3,248	3,000	N
912810FD5	193	251	192	N
912810RA8	25,005	26,245	25,599	N
912810RL4	45,035	47,373	46,040	N
912810RR1	402,685	422,590	410,422	N
912810RW0	50,218	53,092	50,608	N

Note 4.  RESERVES AND FUNDS FOR PAYMENT OF ANNUITY BENEFITS

The Company’s separate accounts are non-guaranteed. The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts are illustrated below as of December 31:

2018	General Account	Separate Account	Total	% of Total

Subject to discretionary withdrawal-with adjustments:
With fair value adjustment	$—	$—	$—	—%
At book value less surrender charges	197,277	—	197,277	2%
At fair value	—	6,151,493	6,151,493	63%

Subtotal	197,277	6,151,493	6,348,770	65%

At book value — without adjustment	2,222,554	—	2,222,554	23%
Not subject to discretionary withdrawal	1,030,105	136,698	1,166,803	12%

Total annuity reserves and deposit liabilities gross	3,449,936	6,288,191	9,738,127	100%

Less: reinsurance ceded	(3,955)	—	(3,955)

Total annuity reserves and deposit liabilities, net	$3,445,981	$6,288,191	$9,734,172

Page 24	The Penn Mutual Life Insurance Company

($ in Thousands)

2017	General Account	Separate Account	Total	% of Total

Subject to discretionary withdrawal-with adjustments:
With fair value adjustment	$—	$—	$—	—%
At book value less surrender charges	246,377	—	246,377	2%
At fair value	—	6,776,889	6,776,889	67%

Subtotal	246,377	6,776,889	7,023,266	69%

At book value — without adjustment	2,001,511	—	2,001,511	20%
Not subject to discretionary withdrawal	1,013,066	149,817	1,162,883	11%

Total annuity reserves and deposit liabilities gross	3,260,954	6,926,706	10,187,660	100%

Less: reinsurance ceded	(4,002)	—	(4,002)

Total annuity reserves and deposit liabilities, net	$3,256,952	$6,926,706	$10,183,658

The following summarizes total annuity actuarial reserves and liabilities for deposit-type contracts at December 31:

	2018	2017

Statutory Statements of Admitted Assets, Liabilities and Surplus:
Policyholders’ reserves — group annuities	$212,781	$226,168
Policyholders’ reserves — individual annuities	2,145,445	2,166,093
Liabilities for deposit-type contracts	1,071,075	846,351
VACARVM reserves	16,680	18,340

Subtotal	3,445,981	3,256,952

Separate Account Annual Statement:
Annuities	6,288,175	6,926,674
Supplementary contracts with life contingencies	—	14
Other annuity contract-deposit-funds	16	18

Subtotal	6,288,191	6,926,706

Total reserves	$9,734,172	$10,183,658

As of December 31, 2018 and 2017, the Company has recorded reserves of $602,563 and $350,848, respectively, related to outstanding borrowings from the FHLB-PGH classified as funding agreements.

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum return upon death as follows:

RETURN OF PREMIUM  provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net purchase payments.” This guarantee is a standard death benefit on all individual variable annuity products.

STEP-UP  provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

RISING FLOOR  provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

2018 Statutory Financial Statements	Page 25

($ in Thousands)

The following table summarizes the account values and net amount at risk (death benefit in excess of account value), net of reinsurance for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2018	2017

Account value	$6,348,941	$6,985,083
Net amount at risk	194,464	26,301

The Company has variable annuity contracts that have GMAB, GMWB, and GMAB/GMWB Rider options. The Company also has fixed indexed annuity contracts that have GMWB Rider options. The GMAB provides for a return of principal at the end of a ten-year period. The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period. The GMWB riders are also available with inflation or death benefit protection. The benefit base is calculated as the maximum of principal increase at a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years. The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period. One version of this rider has an inflation adjustment applied to the Guaranteed Withdrawal Amount.

The following table summarizes the account values for the different benefit types as of December 31, 2018:

Rider Type	Contracts	Fund Value	Cash Value

GMAB	1,789	$211,394	$204,371
GMWB	12,475	2,294,623	2,236,256
GMWB w/ DB	1,083	179,395	173,785
GMWB w/ inflation	12,254	2,094,004	2,060,871
GMWB w/ inflation w/ DB	263	42,864	40,872
GMAB/GMWB	3,145	510,178	509,214

Total	31,009	$5,332,458	$5,225,369

The following table summarizes the account values for the different benefit types as of December 31, 2017:

Rider Type	Contracts	Fund Value	Cash Value

GMAB	1,738	$222,764	$215,168
GMWB	12,649	2,470,545	2,406,795
GMWB w/ DB	1,070	184,048	178,166
GMWB w/ inflation	12,547	2,295,182	2,256,923
GMWB w/ inflation w/ DB	241	40,686	38,693
GMAB/GMWB	3,466	618,019	616,356

Total	31,711	$5,831,244	$5,712,100

Variable annuity reserves for living and death benefits are based on the methodology specified in Actuarial Guideline XLIII (VACARVM), which specifies the final reserve as the greater of standard and stochastic scenarios floored at the basic adjusted reserve and cash value. The standard scenario is based on a single path, deterministic projection with stipulated assumptions. The stochastic scenario is based on the Conditional Tail Expectation (“CTE”) 70% of 1000 stochastically generated interest rate scenarios. Prudent estimate assumptions including margins for uncertainty are used to calculate the stochastic amount. Key assumptions needed in valuing the liability include full withdrawals, partial withdrawals, mortality, the Consumer Price Index, investment management fees and revenue sharing, expenses, fund allocations and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the

Page 26	The Penn Mutual Life Insurance Company

($ in Thousands)

liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility and swap interest rates. At December 31, 2018 and 2017, the standard scenario was the greater of the two measures and was used as the final reserve. The final reserve balance for policies that fall within the scope of Actuarial Guideline XLIII, which covers both Living and Death Benefit guarantees, is $6,246,041 and $6,870,443, as of December 31, 2018 and 2017, respectively. During 2018 and 2017, there was no release of reserves as a result of the annual assumption review.

Fixed indexed annuity reserves for living benefits are based on the methodology specified in Actuarial Guideline XXXV, which specifies the reserve as the sum of the non-elective benefit reserve and the elective benefit reserve. The elective benefit reserve is calculated using the elective benefit path that results in the highest present value of future benefits. The final reserve balance for policies that fall within the scope of Actuarial Guideline XXXV is $76,776 and $77,048, as of December 31, 2018 and 2017, respectively.

Note 5.  SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC  The Company maintains separate accounts, which are registered with the Securities Exchange Commission (“SEC”), for its individual variable life and annuity products with assets of $7,146,868 and $7,873,429 at December 31, 2018 and 2017, respectively. The assets for these separate accounts, which are carried at fair value, represent investments in shares of the Company’s Penn Series Funds and other non-proprietary funds.

Separate Accounts Not Registered with the SEC  The Company also maintains separate accounts, which are not registered with the SEC, with assets of $142,558 and $156,146 at December 31, 2018 and 2017, respectively. While the product itself is not registered with the SEC, the underlying assets are comprised of SEC registered mutual funds. The assets in these separate accounts are carried at fair value.

Information regarding the Separate accounts of the Company, all of which are nonguaranteed, is as follows:

YEARS ENDED DECEMBER 31,	2018	2017

Premiums considerations and deposits	$345,640	$330,116
Reserves at December 31, at market value	7,166,983	7,890,645
Subject to discretionary withdrawal at market value	7,166,983	7,890,645

The following table reconciles the amounts transferred to and from the separate accounts as reported in the financial statements of the separate accounts to the amount reported in the Statements of Income and Changes in Surplus:

YEARS ENDED DECEMBER 31,	2018	2017

Transfers as reported in the financial statements of the separate accounts:
Transfers to separate accounts	$345,640	$330,116
Transfers from separate accounts	(646,179)	(530,135)

Transfers as reported in the Statements of Income	$(300,539)	$(200,019)

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and transactions. For the current reporting year, the Company reported assets and liabilities from variable life and annuity product lines into a separate account.

2018 Statutory Financial Statements	Page 27

($ in Thousands)

The assets of the separate accounts, which are legally insulated from the general account, are comprised of the following product mix as of December 31:

Product Description	2018	2017

Enhanced Deferred Individual Annuity	$5,928,704	$6,500,100
Single Life Variable Universal Life	632,201	687,429
Basic Deferred Individual Annuity	335,494	403,654
Joint Life Variable Universal Life	250,469	282,246
Deferred Group Annuity	142,558	156,146

Total	$7,289,426	$8,029,575

Certain separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid risk charges to the general account totaling $61,430 and $57,547 for the years ended December 31, 2018 and 2017, respectively and $222,136 for the four-year period between 2015 and 2018.

For the years ended December 31, 2018 and 2017, the general account of the Company has paid $361 and $778, respectively, towards separate account guarantees, and $3,278 cumulatively over the last five years.

Note 6.  DERIVATIVES

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company uses swaps, swaptions, futures, forward contracts, caps and options to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all Over-the-Counter (“OTC”) derivative contracts. In addition, as a result of Dodd Frank Title VII, interest rate swaps are centrally cleared through an exchange.

For the years ended December 31, 2018 and 2017, the Company did not have any derivative instruments designated and qualifying as hedging instruments.

The following table presents the notional and fair values of derivative financial instruments not designated and not qualifying as hedging instruments. Fair values showing a gain are reported as admitted assets. Fair values showing a loss are reported in liabilities. For the derivative instruments shown below, fair values equal carrying values except for futures. The carrying value for futures is the initial margin which was $9,667 at December 31, 2018.

Page 28	The Penn Mutual Life Insurance Company

($ in Thousands)

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

DECEMBER 31,	2018				2017
		Notional Value	Fair Value			Notional Value	Fair Value
	Number		Gain	(Loss)	Number		Gain	(Loss)

Credit default swaps	1	$5,000	$—	$(169)	1	$5,000	$—	$(393)
Currency swaps	2	23,663	976	—	—	—	—	—
Equity futures	1,650	181,086	—	(1,286)	200	26,760	—	(50)
Equity options	13	563,487	5,343	(8,377)	6	491,720	2,686	(3,009)
Inflation swaps	2	125,000	—	(6,718)	2	125,000	—	(7,206)
Interest rate futures	2,695	657,108	—	(236)	13,900	3,400,776	555	(132)
Interest rate swaps	71	7,821,900	124,780	(150,264)	63	5,666,700	16,978	(100,409)
Swaptions	5	850,000	2,531	(8,098)	2	330,000	—	(1,076)
Total return swaps	37	3,826,609	104,273	(160,183)	32	2,506,347	74,184	(221,552)
Treasury forwards	2	71,000	1,713	—	3	102,000	1,166	(74)
Treasury swaps	1	72,846	—	(584)	—	—	—	—

Total not designated and not qualifying as hedges	4,479	$14,197,699	$239,616	$(335,915)	14,209	$12,654,303	$95,569	$(333,901)

The impact of derivative instruments reported on the Statements of Income for the years ended December 31, 2018 and 2017, segregated by derivatives designated and qualifying as hedging instruments and derivatives not designated and not qualifying as hedging instruments, is reported in the tables below:

Derivative Instruments Designated and Qualifying as Hedging Instruments

FOR THE YEARS ENDED DECEMBER 31,		2018			2017
	Net Investment Income/(Loss)	Net Investment Gains/(Losses)	Benefits paid to policyholders and beneficiaries	Net Investment Income/(Loss)	Net Investment Gains/(Losses)	Benefits paid to policyholders and beneficiaries

Cash flow hedges:
Equity options	$—	$—	$—	$—	$—	$78,855
Interest rate swaps	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Fair value hedges:
Interest rate swaps	—	—	—	—	—	—

Total qualifying hedges	$—	$—	$—	$—	$—	$78,855

2018 Statutory Financial Statements	Page 29

($ in Thousands)

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2018		2017
	Net Investment Income/(Loss)	Net Investment Gains/(Losses)[1]	Net Investment Income/(Loss)	Net Investment Gains/(Losses)[1]

Credit default swaps	$ (254)	$—	$(190)	$—
Currency swaps	277	—	—	—
Equity options	—	2,169	—	15,691
Equity futures	—	(1,784)	—	12,076
Inflation swaps	(2,540)	—	(1,457)	—
Interest rate futures	—	2,756	—	(2,228)
Interest rate swaps	(15,832)	57,229	(9,060)	7,048
Swaptions	—	3,420	—	3,388
Total return swaps	6,480	(58,280)	6,547	(89,159)
Treasury forwards	—	(5,148)	—	(12,880)
Treasury swaps	854	2,333	—	—

Total nonqualifying hedges	$(11,015)	$2,695	$(4,160)	$(66,064)

1	$1,730 and $0 of the net investment gains/(losses) were transferred to the IMR for the years ended December 31, 2018 and 2017, respectively.

Derivative Instruments Designated and Qualifying as Hedging Instruments

While effective, the valuation of the derivative follows the valuation of the hedged asset. The variable rate fixed income securities are carried at amortized cost. Amortized cost for the derivative is zero. Therefore, for an effective hedge, the derivative is not recorded on the balance sheet. If the hedge is no longer effective or if the hedging arrangement is discontinued, the derivative is accounted for at fair value and the change in fair value is recorded as unrealized gains or losses. At termination, the gain/(loss) on the derivative would be realized and tax-affected. The tax-affected amount is allocable to the IMR, because it is attributable to changes in interest rates and is on a derivative that was hedging a financial asset, and is amortized into income over the remaining life of the derivative.

During the year ended December 31, 2017, the Company elected to voluntarily discontinue hedge accounting for two interest rate swaps. One swap was used for a cash flow hedge of cash flows related to the variability of interest rate payments associated with holdings of 3-month LIBOR variable rate fixed income securities. The other swap had been designated as fair value hedges of changes in the market values of specific bonds in the corporate bond portfolio due to changes in interest rates. An additional interest rate swap the Company had designated for hedge accounting no longer qualified as an effective hedge.

The Company did not have any derivative instruments designated and qualifying for hedge accounting for the year ended December 31, 2018.

Prior to 2017, the Company purchased equity options in the form of call spreads that qualified for hedge accounting. These were designated as cash flow hedges of cash flows related to the annual return of the S&P 500 Index. These call spreads are used to hedge the increase in liability associated with indexed credits on IUL policies. At termination, a realized gain amount, net of the cost basis, was recognized within benefits paid to policyholders and beneficiaries on the Statements of Income and Changes in Surplus, consistent with the change in liability associated with the account value.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company may enter into interest rate caps, interest rate and equity futures, credit default swaps, currency swaps, forward contracts, interest rate and treasury swaps, inflation swaps and equity options that do not qualify for hedge accounting.

Page 30	The Penn Mutual Life Insurance Company

($ in Thousands)

The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security resulting in bankruptcy or the failure to pay. The Company may use “to be announced” forward contracts to gain exposure to the investment risk and return of mortgage-backed securities.

The company uses currency swaps to reduce market risks from changes in foreign exchange rates.

The Company uses interest rate swaps, interest rate futures, treasury swaps, treasury forwards and swaptions to reduce market risks from changes in interest rates; the Company uses inflation swaps as an economic hedge to reduce inflation risk associated with inflation-indexed liabilities.

Total return swaps, equity options and equity futures are used to hedge the company’s liability risk exposure to declines in the equity markets.

The change in unrealized capital gains/(losses) for derivative instruments not designated and not qualifying as hedging instruments are as follows for the years ended December 31:

	2018	2017

Credit default swaps	$224	$125
Currency swaps	976	—
Equity futures	(356)	55
Equity options	3,867	(5,550)
Inflation swaps	487	806
Interest rate futures	(3,827)	2,170
Interest rate swaps	57,952	(4,890)
Swaptions	(4,068)	(486)
Total return swaps	91,458	(46,005)
Treasury forwards	621	18,013
Treasury swaps	(585)	—

Total	$146,749	$(35,762)

The Company offers a variety of variable annuity contracts with GMAB or GMWB (described further in Note 4). The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate the risk associated with these liabilities, the Company enters into various derivative instruments. The changes in value of the derivative instruments will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

CREDIT RISK

The Company is exposed to credit related losses in the event of non-performance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to minimum transfer amounts that are functions of the counterparty’s credit rating. As of December 31, 2018 and 2017, the Company was fully collateralized thereby eliminating the potential for an accounting loss. Additionally, certain agreements with counterparties allow for contracts in a positive position to be offset by contracts in a negative position. This right of offset also reduces the Company’s exposure. As of December 31, 2018 and 2017, the Company pledged collateral of $215,877 and $380,520, respectively, in the form of securities and cash.

The cash received from held collateral that is not invested in an interest bearing money market fund is invested mainly in fixed income securities.

As of December 31, 2018 and 2017, the Company pledged collateral for futures contracts of $5,856 and $1,769, respectively, in the form of cash. Notional or contractual amounts of derivative financial instruments provide a

2018 Statutory Financial Statements	Page 31

($ in Thousands)

measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments.

Note 7.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET RISK

FAIR VALUE MEASUREMENT  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. Inputs to valuation techniques to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement.

The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1	Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers, iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets and liabilities.

Level 2	Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Prices for assets classified as Level 2 are primarily provided by an independent pricing service or are internally priced using observable inputs. In circumstances where prices from pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in the fair value hierarchy.

Level 3	Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models, market approach and other similar techniques. Prices may be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on the Company’s understanding of the market but are not further corroborated with other additional observable market information.

The determination of fair value, which for certain assets and liabilities is dependent on the application of estimates and assumptions, can have a significant impact on the Company’s results of operations. The following sections describe the valuation methodologies used to determine fair values as well as the key estimates and assumptions surrounding certain assets and liabilities, measured at fair value on a recurring basis, that could have a significant impact on the Company’s results of operations or involve the use of significant unobservable inputs.

The fair value process is monitored on a monthly basis by financial and investment professionals who utilize additional subject matter experts as applicable. The purpose is to monitor the Company’s asset valuation policies and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues, changes to valuation methodologies and pricing sources. To assess the continuing appropriateness of third party pricing service security valuations, the Company regularly monitors the prices and reviews price variance reports. In addition, the Company performs an initial and ongoing review of the third party pricing services methodologies, reviews inputs and assumptions used for a sample of securities on a periodic basis. Pricing challenges are raised on valuations considered not reflective of market and are monitored by the Company.

Page 32	The Penn Mutual Life Insurance Company

($ in Thousands)

BONDS  The fair values of the Company’s debt securities are generally based on quoted market prices or prices obtained from independent pricing services or internally developed pricing.

In order to validate reasonability of valuations received from independent pricing services, prices are reviewed by investment professionals through comparison with directly observed recent market trades or color or by comparison of significant inputs used by the pricing service to the Company’s observations of those inputs in the market. In circumstances where prices from independent pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy. Under certain conditions, the Company may conclude pricing information received from third party pricing services is not reflective of market activity and may over-ride that information with a valuation that utilizes market information and activity. As of December 31, 2018, there were 2 debt securities carried at a fair value of $10,461 that were valued in this manner. As of December 31, 2017, there were 2 debt securities carried at fair value of $5,868 that were valued in this manner.

In circumstances where market data such as quoted market prices or vendor pricing is not available, estimated fair value is calculated using internal estimates based on significant observable inputs are used to determine fair value. Inputs considered in developing internal pricing vary by type of security; however generally include: public debt, industrial comparables, underlying assets, credit ratings, yield curves, type of deal structure, collateral performance, loan characteristics and various indices, as applicable. Internally priced securities using significant observable inputs are classified within Level 2 of the fair value hierarchy which generally include the Company’s investments in privately-placed corporate securities and investments in certain structured securities that are priced using observable market data. Inputs considered for these securities generally include: public corporate bond spreads, industry sectors, average life, internal ratings, security structure, liquidity spreads, credit spreads and yield curves, as applicable. If the discounted cash flow model incorporates significant unobservable inputs, these securities would be reflected within Level 3 in the Company’s fair value hierarchy.

In circumstances where significant observable inputs are not available, estimated fair value is calculated by using unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset, and are therefore included in Level 3 in the Company’s fair value hierarchy. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security.

The Company’s Level 3 debt securities generally include certain structured securities priced using one or multiple broker quotes, asset backed trust preferred debt, auction rate securities, and certain public and private debt securities priced based on observable and unobservable inputs.

Significant inputs used in valuing the Company’s Level 3 debt securities include: issue specific credit adjustments, illiquidity premiums, estimation of future collateral performance cash flows, default rate assumptions, acquisition cost, market activity for securities considered comparable and non-binding quotes from certain market participants. Certain of these inputs are considered unobservable, as not all market participants will have access to this data.

EQUITY SECURITIES  Equity securities consist principally of investments in common and preferred stock of publicly traded companies, exchange traded funds, closed-end funds, and FHLB-PGH capital stock.

Common Stock  The fair values of most publicly traded common stock are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. Fair value for the FHLB capital stock approximates par value and is classified within Level 3 of the Company’s fair value hierarchy.

Preferred Stock  The fair values of publicly traded preferred stock are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. The fair values of non-exchange traded preferred equity securities are based on prices obtained from independent pricing services. Accordingly, these securities are classified within Level 2 in the Company’s fair value hierarchy. Preferred stock that is priced using less observable inputs are generally classified within Level 3 of the fair value hierarchy.

2018 Statutory Financial Statements	Page 33

($ in Thousands)

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS  Short-term investments and cash equivalents carried at Level 1 consist of money market funds and investments purchased with maturities less than or equal to 12 months. These are carried at amortized cost and approximate fair value.

DERIVATIVE INSTRUMENTS  The fair values of derivative contracts are determined based on quoted prices in active exchanges or prices provided by counterparties, exchanges or clearing members as applicable, utilizing valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, commodity prices, credit spreads, market volatility, expected returns and liquidity as well as other factors.

The Company’s exchange traded futures are valued using quoted prices in active markets and are classified within Level 1 in our fair value hierarchy.

Derivative positions traded in the OTC and cleared OTC derivative markets where fair value is determined by third party independent services are classified within Level 2. These investments include: interest rate swaps, currency swaps, Treasury swaps, interest rate caps, total return swaps, swaptions, equity options, inflation swaps, forward contracts, and credit default swaps. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, broker-dealer quotations, third-party pricing vendors, discounted cash flow models and/or recent trading activity. Prices are reviewed by investment professionals through comparison with directly observed recent market trades, comparison with valuations estimated through use of valuation models maintained on an industry standard analytical and valuation platform, or comparison of all significant inputs used by the pricing service to observations of those inputs in the market.

Refer to Note 6 for additional disclosures regarding derivatives.

SEPARATE ACCOUNT ASSETS  Separate account assets primarily consist of mutual funds. The fair value of mutual funds is based upon quoted prices in an active market, resulting in classification within Level 1 of the Company’s fair value hierarchy.

The following table presents the financial instruments carried at fair value by caption on the Statements of Admitted Assets, Liabilities and Surplus and by valuation hierarchy (as described above).

December 31, 2018	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
Bonds:
Corporate securities	$—	$—	$—	$—
Commercial MBS	—	8,254	—	8,254
Asset-backed securities	—	261	—	261

Total Bonds	—	8,515	—	8,515
Common stock — unaffiliated	43,935	—	26,463	70,398
Derivatives
Futures	—	—	—	—
Options	—	7,874	—	7,874
Swaps	—	231,742	—	231,742

Total derivatives	—	239,616	—	239,616

Total investments	43,935	248,131	26,463	318,529
Separate account assets(1)	7,289,426	—	—	7,289,426

Total assets	$7,333,361	$248,131	$26,463	$7,607,955

Page 34	The Penn Mutual Life Insurance Company

($ in Thousands)

December 31, 2018	FV Level 1	FV Level 2	FV Level 3	Total
Liabilities:
Derivatives
Interest rate swaps	$—	$—	$—	$—
Credit default swaps	—	—	—	—
Futures	(1,522)	—	—	(1,522)
Options	—	(16,475)	—	(16,475)
Swaps	—	(317,918)	—	(317,918)

Total liabilities	$(1,522)	$(334,393)	$—	$(335,915)

(1)

Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statements of Admitted Assets, Liabilities and Surplus.

The following table presents the financial instruments carried at fair value by caption on the Statements of Admitted Assets, Liabilities and Surplus and by valuation hierarchy (as described above).

December 31, 2017	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
Bonds:
Corporate securities	$—	$287	$—	$287
Commercial MBS	—	—	3,660	3,660

Total Bonds	—	287	3,660	3,947
Common stock — unaffiliated	48,584	—	15,778	64,362
Derivatives
Futures	555	—	—	555
Interest rate swaps	—	16,978	—	16,978
Total return swaps	—	74,184	—	74,184
Equity options	—	2,686	—	2,686
Treasury forward	—	1,166	—	1,166

Total derivatives	555	95,014	—	95,569

Total investments	49,139	95,301	19,438	163,878
Separate account assets(1)	8,029,575	—	—	8,029,575

Total assets	$8,078,714	$95,301	$19,438	$8,193,453

Liabilities:
Derivatives
Interest rate swaps	$—	$(100,409)	$—	$(100,409)
Credit default swaps	—	(393)	—	(393)
Futures	(182)	—	—	(182)
Equity options	—	(3,009)	—	(3,009)
Inflation swaps	—	(7,206)	—	(7,206)
Swaptions	—	(1,076)	—	(1,076)
Total return swaps	—	(221,552)	—	(221,552)
Treasury forwards	—	(74)	—	(74)

Total liabilities	$(182)	$(333,719)	$—	$(333,901)

2018 Statutory Financial Statements	Page 35

($ in Thousands)

(1)

Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statements of Admitted Assets, Liabilities and Surplus.

SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2  There were no significant transfers between Level 1 and Level 2.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS  When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

The Company recognizes transfers into Level 3 as of the end of the period in which the circumstances leading to the transfer occurred. The Company recognizes transfers out of Level 3 at the beginning of a period in which the circumstances leading to the transfer occurred.

There were no securities transfered in or out of Level 3 for the year ended December 31, 2018.

The tables below include a rollforward of the Statements of Admitted Assets, Liabilities and Surplus amounts for the years ended December 31, 2018 and 2017 (including the change in fair value), for financial instruments classified by the Company within Level 3 of the valuation hierarchy.

	Commercial MBS	Asset- Backed Securities	Preferred Stock	Common Stock	Total Assets

Balance January 1, 2018	$3,660	$—	$—	$15,778	$19,438
Transfers in	—	—	—	—	—
Transfers out	—	—	—	—	—
Total gains or losses (realized/ unrealized) included in:
Income/(loss)	(6,000)	—	—	—	(6,000)
Surplus	2,313	—	—		2,313
Amortization/Accretion	27	—	—	—	27
Purchases/(Sales):
Purchases	—	—	—	14,685	14,685
(Sales)	—	—	—	(4,000)	(4,000)

Balance December 31, 2018	$—	$—	$—	$26,463	$26,463

	Commercial MBS	Asset- Backed Securities	Preferred Stock	Common Stock	Total Assets

Balance January 1, 2017	$—	$1,514	$7,544	$13,589	$22,647
Transfers in	3,660	—	—	—	3,660
Transfers out	—	—	(7,544)	—	(7,544)
Total gains or losses (realized/ unrealized) included in:
Income/(loss)	—	(37)	—	—	(37)
Surplus	—	113	—	—	113
Amortization/Accretion	—	—	—	—	—
Purchases/(Sales):
Purchases	—	—	—	12,189	12,189
(Sales)	—	(1,590)	—	(10,000)	(11,590)

Balance December 31, 2017	$3,660	$—	$—	$15,778	$19,438

Page 36	The Penn Mutual Life Insurance Company

($ in Thousands)

The following summarizes the fair value, valuation techniques and significant unobservable inputs of the Level 3 fair value measurements that were developed as of December 31, 2018:

	Fair Value	Valuation Technique	Significant Unobservable Inputs	Rate/Range or/ weighted avg.

Assets:
Investments

Common stock:
Unaffiliated	11	Cost	Not available	N/A
FHLB Membership Stock	26,452	Set by issuer-FHLB-PGH(1)	Not available	N/A

Total investments	26,463

(1)	Fair Value approximates carrying value. The par value of the FHLB capital stock is $100 and set by the FHLB. The capital stock is issued, redeemed and repurchased at par.

The following tables summarizes the aggregate fair value for all financial instruments and the level within the fair value hierarchy in which the fair value measurements in their entirety fall, for which it is practicable to estimate fair value, at December 31:

2018	Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3

Financial Assets:
Bonds	$10,093,298	$9,968,033	$818,997	$9,209,413	$64,888
Preferred stock	107,619	112,090	63,082	35,355	9,182
Common stock-unaffiliated	70,398	70,398	43,935	—	26,463
Cash and short-term investments	270,846	270,846	270,846	—	—
Derivatives	239,616	239,616	—	239,616	—
Separate Account assets	7,289,426	7,289,426	7,289,426	—	—

Financial Liabilities:
Investment-Type Contracts
Individual annuities	$2,387,076	$2,379,269	$—	$—	$2,387,076
Derivatives	335,915	334,393	1,522	334,393	—
Separate Account liabilities	7,289,426	7,289,426	7,289,426	—	—

2017	Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3

Financial Assets:
Bonds	$9,932,582	$9,209,554	$616,591	$9,136,146	$179,845
Redeemable preferred stock	116,660	112,008	67,404	39,388	9,868
Common stock-unaffiliated	64,362	64,362	48,584	—	15,778
Cash and short-term investments	299,313	299,313	299,313	—	—
Derivatives	95,569	95,569	555	95,014	—
Separate Account assets	8,029,575	8,029,575	8,029,575	—	—

Financial Liabilities:
Investment-Type Contracts
Individual annuities	$2,434,677	$2,418,185	$—	$—	$2,434,677
Derivatives	333,901	333,901	182	333,719	—
Separate Account liabilities	8,029,575	8,029,575	8,029,575	—	—

2018 Statutory Financial Statements	Page 37

($ in Thousands)

During 2018, securities totaling $1,942 were transferred from Level 2 to Level 1 due to recognition of securities being exchange traded. During 2018, securities with a fair value totaling $54,037 were transferred from Level 3 to Level 2 due to securities now being priced by independent services using observable inputs. During 2018, securities with a fair value totaling $34,026 were transferred from Level 3 to Level 2 due to internal estimates using significant observable inputs.

During 2017, securities totaling $6,503 were transferred from Level 2 to Level 3 primarily due to internal estimates using significant unobservable estimates, as well as securities no longer being priced by an independent service using observable inputs and broker quotes. During 2017, securities with a fair value totaling $20,069 were transferred from Level 3 to Level 2 due to a change in pricing methodology from broker quote to internal estimates using significant observable inputs and being priced by independent services using observable inputs.

Note 8.  BENEFIT PLANS

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

PENSION PLANS  The Company has both funded (“qualified pension plan”) and unfunded (“nonqualified pension plans”) non-contributory defined benefit pension plans covering all eligible employees (collectively, the “pension plans”). The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act (“ERISA”) of 1974. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

The Company approved the freezing of benefits under its qualified pension plan and nonqualified Tax Equity and Fiscal Responsibility Act (“TEFRA”) pension plans. Therefore, no further benefits are accrued for participants.

OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS  The Company provides certain life insurance and health care benefits (“other postretirement healthcare plans”) for its retired employees and advisers, and their beneficiaries and covered dependents.

OTHER PLANS  The Company has non-qualified deferred compensation plans that permit eligible key employees, advisers, and trustees to defer portions of their compensation to these plans. Certain Company contributions in excess of allowable qualified plan limits may also be credited to these plans. Company contributions are recorded as expenses and earnings/ (losses) on investments are recorded to interest credited to policyholder funds in the Statements of Income and Changes in Surplus. To hedge against volatility for the investment earnings credited, the Company has purchased corporate-owned life insurance contracts.

BENEFIT OBLIGATIONS  Accumulated benefit obligations represent the present value of pension benefits earned as of the measurement date based on service and compensation and do not take into consideration future salary increases. Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of the measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

The following table sets forth the plans’ change in projected benefit obligation of the defined benefit pension and other postretirement plans as of December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2018	2017	2018	2017

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$185,320	$176,512	$18,386	$19,152
Service cost	—	—	308	339
Interest cost	5,804	7,193	542	698
Actuarial loss/(gain)	(12,049)	11,690	(1,793)	(633)
Benefits paid	(9,842)	(10,075)	(1,246)	(1,170)

Projected benefit obligation at end of year	$169,233	$185,320	$16,197	$18,386

Page 38	The Penn Mutual Life Insurance Company

($ in Thousands)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were as follows as of December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2018	2017	2018	2017

Discount rate(1)	4.28%	3.60%	4.30%	3.60%
Rate of compensation increase	N/A	N/A	N/A	N/A

(1) 2018 discount rates are 4.14%, 4.09%, and 3.55% for the various Nonqualified Pension Plans.

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cash flows of benefits obligations back to the measurement date.

The assumed health care cost trend rates used in determining the benefit obligation for the other postretirement healthcare plans were as follows as of December 31:

	2018		2017
	Pre-65	Post-65	Pre-65	Post-65

Health care cost trend rate assumed for next year	6.80%	7.20%	7.10%	7.60%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2025	2025	2025	2025

PLAN ASSETS  The change in plan assets of pension plans and other postretirement healthcare plans represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets as of December 31:

	Pension Benefits		Other Benefits
	2018	2017	2018	2017

Change in plan assets:
Fair value of plans assets at beginning of year	$193,454	$178,248	$—	$—
Actual return on plan assets	(5,362)	22,260	—	—
Employer contribution	2,564	3,021	1,246	1,170
Benefits paid	(9,842)	(10,075)	(1,246)	(1,170)

Fair value of plan assets at end of year	$180,814	$193,454	$—	$—

The plan assets of the qualified pension plan consist primarily of investments in mutual funds through a group annuity contract with the Company. The fair value of those funds is based upon quoted prices in an active market, resulting in a classification of Level 1. The qualified pension plan also invested in bond funds that are managed by a subsidiary of the Company. The fair value of these funds are based upon the net asset value used as a practical expedient obtained from the investment manager, resulting in a classification of Level 2.

2018 Statutory Financial Statements	Page 39

($ in Thousands)

The following table presents the financial instruments carried at fair value in the Company’s qualified pension plan assets as of December 31, 2018:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total

Equity funds	$81,962	$—	$—	$81,962
Bond funds	46,309	44,115	—	90,424
Money market funds	8,428	—	—	8,428

Total	$136,699	$44,115	$—	$180,814

The following table presents the financial instruments carried at fair value in the Company’s qualified pension plan assets as of December 31, 2017:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total

Equity funds	$94,280	$—	$—	$94,280
Bond funds	47,556	43,641	—	91,197
Money market funds	7,977	—	—	7,977

Total	$149,813	$43,641	$—	$193,454

The Company’s overall investment strategy with respect to pension assets is growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objectives over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. The target allocation for 2018 and 2017 was a 50%-50%/ 40%-60% allocation between equity and bond funds. The Company will continue its policy to rebalance the portfolio on an annual basis. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis.

The Company’s qualified pension plan asset allocation and target allocations at December 31, 2018 and 2017 are as follows:

	2018 Target Allocation	Percentage of Plan Assets As of December 31,
Asset Category		2018	2017

Equity funds	50.0%	45.3%	48.8%
Bond funds	50.0%	50.0%	47.1%
Money market funds	—%	4.7%	4.1%

Total	100.0%	100.0%	100.0%

The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets, and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher net periodic benefit cost.

AMOUNTS RECOGNIZED IN THE STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS

The funded status of the defined benefit pension plans and other postretirement healthcare plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any. The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods that appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial gains or losses and unrecognized prior service costs or credits.

Page 40	The Penn Mutual Life Insurance Company

($ in Thousands)

The following table sets forth the funded status of the plans as of December 31, 2018 and 2017 as of the measurement date:

	Pension Plans		Other Postretirement Healthcare Plans
	2018	2017	2018	2017

Benefit obligation	$(169,233)	$(185,320)	$(16,197)	$(18,386)
Fair value of plan assets	180,814	193,454	—	—

Funded Status	$11,581	$8,134	$(16,197)	$(18,386)

The funded status reconciles to amounts reported in the Statement of Admitted Assets, Liabilities and Surplus as follows as of December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2018	2017	2018	2017

Prepaid pension asset (nonadmitted)	$36,098	$35,571	$—	$—
Accrued benefit cost and liability for benefits recognized (other liabilities)	(24,517)	(27,437)	(16,197)	(18,386)

	11,581	8,134	(16,197)	(18,386)
Unrecognized transition liability	—	—	—	—

Funded Status	$11,581	$8,134	$(16,197)	$(18,386)

The breakout of the fair value of plan assets, projected benefit obligation and accumulated benefit obligation for plans in an overfunded status, where the fair value exceeded the projected benefit obligation, and plans in an underfunded status, where the projected benefit obligation exceeded the fair value of plan assets were as follows as of December 31:

	Overfunded Pension Plans		Underfunded Pension Plans
	2018	2017	2018	2017

Projected benefit obligation	$(144,716)	$(157,883)	$(24,517)	$(27,437)
Fair value of plan assets	180,814	193,454	—	—

Funded Status	36,098	35,571	(24,517)	(27,437)

Accumulated benefit obligation	$(144,716)	$(157,883)	$(24,517)	$(27,437)

SURPLUS ITEMS NOT YET RECOGNIZED  The amounts in surplus that have not yet been recognized as part of net periodic benefit cost/(credit) were as follows as of December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2018	2017	2018	2017

Unrecognized prior service cost	$—	$—	$1,753	$1,757
Unrecognized actuarial (gain)/loss	45,411	39,848	(4,164)	(2,493)

Total	$45,411	$39,848	$(2,411)	$(736)

2018 Statutory Financial Statements	Page 41

($ in Thousands)

The following represents activity relating to amounts recognized in surplus or included in the remaining unrecognized transition liability from the adoption of SSAP No. 92, “Accounting for Postretirement Benefits Other Than Pensions,” during the year ended December 31, 2018 and 2017, including reclassification adjustments for those amounts recognized as components of net periodic benefit cost/(credit), for the years ended December 31:

	Pension Benefits		Other Benefits
	2018	2017	2018	2017

Items not yet recognized as a component of net periodic benefit cost/(credit) — prior year	$39,848	$39,173	$(736)	$(206)
Net prior service cost arising during the period	—	—	—	—
Net prior service (cost)/credit recognized to net periodic benefit cost/(credit)	—	—	(4)	1
Net actuarial loss/(gain) arising during the period	6,592	1,653	(1,793)	(634)
Net actuarial (loss) recognized to net periodic benefit cost/(credit)	(1,029)	(978)	122	103

Items not yet recognized as a component of net periodic benefit cost — current year	$45,411	$39,848	$(2,411)	$(736)

Amounts in surplus expected to be recognized as components of net periodic benefit cost/(credit) in 2019 are as follows:

	Pension Plans	Other Postretirement Healthcare Plans

Amortization of net prior service credit	$—	$4
Amortization of actuarial net (gain)/loss	1,335	(122)

NET PERIODIC BENEFIT COST/(CREDIT)  The components of net periodic benefit cost/(credit) were as follows for the years ended December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2018	2017	2018	2017

Service cost	$—	$—	$308	$339
Interest cost	5,802	7,194	542	698
Expected return on plan assets	(13,278)	(12,225)	—	—
Amortization of prior service cost/(credit)	—	—	4	(1)
Amortization of actuarial losses/(gains)	1,029	978	(122)	(103)

Total net periodic benefit (credit)/cost	$(6,447)	$(4,053)	$732	$933

The weighted-average assumptions used to determine net periodic benefit cost/(credit) were as follows for the years ended December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2018	2017	2018	2017

Discount rate	3.60%	4.20%	3.62%	4.00%
Expected return on plan assets	7.00%	7.00%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A

Page 42	The Penn Mutual Life Insurance Company

($ in Thousands)

The assumed health care cost trend rates used in determining net periodic benefit cost were as follows for the years ended December 31:

	2018		2017
	Pre-65	Post-65	Pre-65	Post-65

Health care cost trend rate assumed for next year	7.10%	7.60%	6.90%	8.10%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2025	2025	2025	2025

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease

Impact on total service and interest cost components	$55	$(48)
Impact of postretirement benefit obligation	760	(682)

ACTUAL CONTRIBUTIONS AND BENEFITS  The contributions made and the benefits paid from the plans at December 31 were as follows:

	Pension Benefits		Other Benefits
	2018	2017	2018	2017

Employer Contributions	$2,564	$3,004	$1,246	$1,170
Benefits Paid	$(9,842)	$(10,075)	$(1,246)	$(1,170)

CASH FLOWS  The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

In 2019, the Company expects to make the minimum required contribution to the qualified pension plan, currently estimated to be $0. The Company expects to contribute to the nonqualified pension plans and other postretirement healthcare plans in amounts equal to the expected benefit costs of approximately $10,528 and $1,332, respectively.

The estimated future benefit payments are based on the same assumptions as used to measure the benefit obligations as of December 31, 2018 and 2017. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Plans	Other Post Retirement Healthcare Plans

2019	$10,528	$1,332
2020	10,721	1,328
2021	10,864	1,304
2022	10,977	1,312
2023	11,016	1,304
Years 2024-2028	55,140	5,965

Total	$109,246	$12,545

2018 Statutory Financial Statements	Page 43

($ in Thousands)

DEFINED CONTRIBUTION PLANS  The Company maintains three defined contribution pension plans for substantially all of its employees and full-time advisers. For two plans, designated contributions of up to 4 or 6% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time advisers. For the years ended December 31, 2018, and 2017, the expense recognized for these plans was $4,188 and $6,782 respectively.

Note 9.  FEDERAL INCOME TAXES

On December 22, 2017, the U.S. government enacted new tax legislation. At December 31, 2018, based on a comprehensive review of the new guidance and final interpretation of the legislation, the Company recorded an expense of $1,570, after-tax, for the final impact of U.S. Tax Reform on policyholder liabilities and net deferred tax assets, including the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance regulations which limits the deductibility of reserves for U.S. federal income tax purposes.

The legislation made broad and complex changes to the U.S. tax code. Given the timing of the enactment date and impact of the legislation, the SEC issued Staff Accounting Bulletin (“SAB”) 118, with similar provisions extended by the FASB staff for non-public companies. SAB 118 provisions allow registrants to implement elements of tax reform under three scenarios:

Measurement of certain income tax effects are complete in accordance with the new tax law.

Measurement of certain income tax effects can be reasonably estimated (also referred to as “provisional” amounts).

Measurement of certain income tax effects cannot be reasonably estimated.

SAB 118 provides that the measurement period is complete when a company’s accounting is complete and in no circumstances should the measurement period extend beyond one year from the enactment date. If a company discloses elements of tax reform under scenario 2 or 3 and new information or further analysis is needed which results in a revised estimate, the revision will be considered a change in estimate recorded in the period identified rather than an error during this one year relief period.

The NAIC’s SAP Working Group adopted INT 18-01: Updated Tax Estimates Under the Tax Cuts and Jobs Act, that adopts similar concepts related to “complete” and “incomplete” estimates and those for which a reasonable estimate cannot be determined. It also provides a limited time exception to SSAP 9, Subsequent events, which allows companies not to adjust the audited statutory statements when there is a change in estimate of year-end 2017 amounts after the annual statement has been filed up to one year from enactment. In addition, INT 18-01 provides guidance on allocating the remeasurement of DTAs and DTLs due to the change in the tax rate to three components of surplus: change in net unrealized capital gain/loss, change in net deferred income tax, and change in nonadmitted assets.

The company adopted the provisions of INT 18-01 for the year ended December 31, 2017.

The Company follows Statement of Statutory Accounting Principles No. 101 — Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 includes a calculation for the limitation of gross deferred tax assets for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2018 and 2017.

The Company is required to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable income exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized; (6)

Page 44	The Penn Mutual Life Insurance Company

($ in Thousands)

unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused; although the realization is not assured, management believes it is more likely than not that the deferred tax assets, will be realized. The Company has not recorded a valuation allowance as of December 31, 2018 and 2017.

The components of deferred tax asset (DTAs) and deferred tax liabilities (DTLs) recognized by the Company are as follows as of December 31:

Description	2018			2017

	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$373,763	$16,022	$389,785	$358,295	$55,719	$414,014

Adjusted gross deferred tax assets	373,763	16,022	389,785	358,295	55,719	414,014
Adjusted gross deferred tax assets nonadmitted	(35,021)	—	(35,021)	(28,298)	(21,167)	(49,465)

Subtotal — admitted adjusted deferred tax asset	338,742	16,022	354,764	329,997	34,552	364,549
Gross deferred tax liabilities	(115,497)	(24,848)	(140,345)	(128,222)	(18,259)	(146,481)

Net admitted deferred tax asset	$223,245	$(8,826)	$214,419	$201,775	$16,293	$218,068

Description	Changes during 2018

	Ordinary	Capital	Total
Gross deferred tax assets/(liabilities)	$15,468	$(39,697)	$(24,229)

Adjusted gross deferred tax assets	15,468	(39,697)	(24,229)
Adjusted gross deferred tax asset nonadmitted	(6,723)	21,167	14,444

Subtotal — admitted adjusted deferred tax asset	8,745	(18,530)	(9,785)
Gross deferred tax (liability)/asset	12,725	(6,589)	6,136
Net admitted deferred tax asset	$21,470	$(25,119)	$(3,649)

Admitted DTA’s are comprised of the following admission components based on paragraph 11 of SSAP No. 101 as of December 31:

Description	2018			2017

	Ordinary	Capital	Total	Ordinary	Capital	Total
Adjusted gross DTA expected to be realized (excluding the amount of DTA from above) after application of the threshold limitation (the lesser of 1 and 2 below)	$198,397	$16,022	$214,419	$201,775	$16,293	$218,068
1. Adjusted gross DTA expected to be realized following the balance sheet date	198,397	16,022	214,419	201,775	16,293	218,068
2. Adjusted gross DTA allowed per limitation threshold	—	—	242,882	—	—	219,143
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	140,345	—	140,345	128,222	18,259	146,481

DTA admitted as the result of application of SSAP No. 101	$338,742	$16,022	$354,764	$329,997	$34,552	$364,549

2018 Statutory Financial Statements	Page 45

($ in Thousands)

Description	Changes during 2018

	Ordinary	Capital	Total
Adjusted gross DTA expected to be realized (excluding the amount of DTA from above) after application of the threshold limitation (the lesser of 1 and 2 below))	$(3,378)	$(271)	$(3,649)
1. Adjusted gross DTA expected to be realized following the balance sheet date	(3,378)	(271)	(3,649)
2. Adjusted gross DTA allowed per limitation threshold	—	—	23,739
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	12,123	(18,259)	(6,136)

DTA admitted as the result of application of SSAP No. 101	$8,745	$(18,530)	$(9,785)

The authorized control level RBC and total adjusted capital computed without net deferred tax assets utilized when determining the amount of admissible net deferred tax assets was as follows:

December 31	2018	2017

Ratio percentage used to determine recovery period and threshold limitation amount	444%	495%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,898,736	$1,697,501

The impact of tax planning strategies on the determination of adjusted gross DTA’s and net admitted DTA’s is as follows:

Adjusted gross DTA’s

Percentage of adjusted gross deferred tax assets attributable to the impact of tax planning strategies

December 31, 2018			December 31, 2017				Change

Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
47%	100%	49%	17%	100%	30%	30%	—%	19%

Net admitted DTA’s

Percentage for net admitted adjusted gross deferred tax assets admitted because of the impact of tax planning strategies

December 31, 2018			December 31, 2017				Change

Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
75%	100%	77%	17%	100%	24%	58%	—%	53%

The Company’s tax planning strategies include the use of reinsurance. There are no temporary differences for which a DTL has not been established.

Significant components of income taxes incurred

Current income taxes incurred consist of the following major components for the years ended December 31:

Description	2018	2017

Current federal income tax expense/(benefit)	$(4,038)	$(87,848)

Federal income tax (benefit)/expense	(4,038)	(87,848)
Income tax effect on realized capital gains/(losses)	1,858	31,291

Federal and foreign income taxes incurred	$(2,180)	$(56,557)

Page 46	The Penn Mutual Life Insurance Company

($ in Thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows as of December 31:

	2018	2017	Change

DTA resulting in book/tax difference in:
Ordinary:
Future policy benefits	$80,113	$81,602	$(1,489)
DAC	81,089	71,219	9,870
Dividend to policyholders	17,220	14,700	2,520
Deferred compensation	23,578	23,384	194
Nonadmitted assets	14,065	12,773	1,292
AMT credits	1,913	1,913	0
LIHTC credits	59,854	51,396	8,458
NOL Carryforward	31,069	40,190	(9,121)
Reinsurance transaction	—	1,956	(1,956)
Coinsurance transaction	6,144	6,343	(199)
PML Reserve Financing	36,343	36,343	—
PML Reinsurance	12,618	12,911	(293)
Other — ordinary	9,757	3,565	6,192

Subtotal — Gross ordinary DTAs	373,763	358,295	15,468
Nonadmitted ordinary DTAs	(35,021)	(28,298)	(6,723)

Admitted ordinary DTAs	338,742	329,997	8,745

Capital:
Net unrealized capital losses	—	37,469	(37,469)
OTTI on Investments	16,022	16,293	(271)
Other — Capital	—	1,957	(1,957)

Gross capital DTAs	16,022	55,719	(39,697)
Nonadmitted capital DTAs	—	(21,167)	21,167

Admitted capital DTAs	16,022	34,552	(18,530)

Admitted DTAs	354,764	364,549	(9,786)

DTLs resulting in book/tax differences in:
Ordinary:
Investments — ordinary	(66,914)	(68,330)	1,416
Future Policy Benefits — 8 year spread	(41,932)	(53,078)	11,146
Other	(6,651)	(6,814)	163

Ordinary DTLs	(115,497)	(128,222)	12,725

Capital:
Alternative asset investments	(23,593)	(18,259)	(5,334)
Other	(1,255)	—	(1,256)

Capital DTLs	(24,848)	(18,259)	(6,589)

DTLs	(140,345)	(146,481)	6,136

Net deferred tax asset	$214,419	$218,068	$(3,650)

2018 Statutory Financial Statements	Page 47

($ in Thousands)

The change in deferred income taxes, exclusive of the effect of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statements of Changes in Surplus, is comprised of the following:

	2018	2017	Change

Total deferred tax assets	$389,785	$414,014	$(24,229)
Total deferred tax liabilities	(140,345)	(146,481)	6,136

Net deferred tax asset	249,439	267,533	(18,093)

Tax effect of net unrealized gains/(losses)			38,719
Tax effect of postretirement liability			(816)

Change in net deferred income tax			$19,810

Reconciliation of Federal Income Tax Rate to Actual Effective Rate

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing the differences as of December 31, 2018 are as follows:

Description	Amount	Tax Effect	Effective Tax Rate

Income before taxes	$39,363	$8,266	21.00%
Income from affiliates	(62,703)	(13,168)	-33.45%
Separate account dividend received deduction	(20,535)	(4,312)	-10.96%
LIHTC	—	(10,345)	-26.28%
Executive benefits	6,123	1,286	3.27%
IMR tax adjustment	(10,267)	(2,156)	-5.48%
Dividends received deduction	(4,016)	(843)	-2.14%
Tax Reform Impact	7,478	1,570	3.99%
Other	(6,864)	(1,442)	-3.66%

Total	$(51,421)	$(21,144)	-53.71%

Federal income taxes incurred		$(1,334)	-3.39%
Change in net deferred income tax		(19,810)	-50.33%

Total Statutory Taxes		$(21,144)	-53.71%

The effective tax rate is primarily driven by the following components: (1) the reversal of income from affiliates, the tax on which is recorded in their separate company financial statements, (2) the separate account dividends received deduction, (3) low income housing tax credits, and (4) impact of tax reform.

At December 31, 2018, the Company had 147,948 of net operating loss carryforwards available from 2013 through 2016 that will begin to expire in 2028. In addition, the Company had LIHTC available of $59,854 that will expire starting in 2031. At December 31, 2018, the Company had $1,913 Alternative Minimum Tax (“AMT”) credit carryforwards from December 31, 2017.

There was no income tax expense for 2018, 2017 and 2016 that is available for recoupment in the event of future net losses. The Company has not made any deposits regarding the suspension of running interest (protective deposits) pursuant to Internal Revenue Code Section 6603.

The Company’s federal income tax return is consolidated with its majority owned subsidiaries listed below. The method of tax allocation among the companies is subject to a written agreement, whereby the tax allocation is made on a benefits for loss basis. The tax share agreement allows for each direct Subsidiary of Parent that owns stock of another Subsidiary to be treated as the Intermediate Parent of the Intermediate Parent Group.

Page 48	The Penn Mutual Life Insurance Company

($ in Thousands)

A listing of the companies included in the consolidated return is as follows:

Penn Insurance & Annuity Company

PIA Reinsurance Company of Delaware I

Hornor, Townsend & Kent, Inc.

HTK Insurance Agency, Inc.

Longevity Insurance Company, Inc.

Tax years 2015 and subsequent are still subject to audit by the Internal Revenue Service.

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits, as a component of tax expense. During the years ended December 31, 2018 and 2017, the Company did not recognize or accrue penalties or interest.

The Company had no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within the next twelve months of the reporting date.

Note 10.  REINSURANCE

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance ceded permits recovery of a portion of losses from reinsurers.

The table below highlights the reinsurance amounts shown in the accompanying financial statements.

	Gross Amount	Assumed	Ceded	Net Amount

December 31, 2018:
Premium and annuity considerations	$1,879,105	$8,227	$893,480	$993,852
Reserves and funds for payment of insurance and annuity benefits	13,077,252	3,304	3,323,813	9,756,743

December 31, 2017:
Premium and annuity considerations	$1,816,358	$7,624	$993,383	$830,599
Reserves and funds for payment of insurance and annuity benefits	11,591,730	3,453	2,709,510	8,885,673

The Company entered into a coinsurance fund withheld agreement with an authorized, non-affiliated reinsurer, effective September 30, 2017, and amended October 1, 2017, to coinsure an existing block of whole life policies issued from 1995 through 2014 on a 20% quota share basis. The agreement generated an after-tax gain of $61,750, which was a direct increase to surplus and will be amortized into income over the emerging earnings of the business. The Company recognized gains of $1,396 and $269 for the years ended December 31, 2018 and 2017. The unamortized amount of the gain from this agreement was $60,085 as of December 31, 2018. The ceded reserves related to this agreement totaled $196,185 and the funds withheld liability was $101,185 as of December 31, 2018. In addition to the whole life policies, this agreement reinsured on a YRT basis certain Universal Life policies on a 85% quota share basis.

The Company has entered into an indemnity reinsurance agreement with a single non-affiliated reinsurer, whereby the Company cedes its risk associated with the Disability Income line of business. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer, and the assets were placed in a trust that names the Company as beneficiary. As of December 31, 2018 and 2017, the Company had a related reserve credit of $189,246 and $198,591, respectively, which was secured by investment grade securities with a market value of $230,450 and $231,050, respectively, held in trust.

The Company entered into a coinsurance agreement with an authorized, non-affiliated reinsurer, effective January 1, 2013, to coinsure an existing block of guaranteed term products issued from 2007 through 2012. The coinsurance agreement generated an after-tax gain of $30,200, which was a direct increase to surplus and will be amortized into income over the emerging earnings of the business. The Company recognized $946 and $0 of this

2018 Statutory Financial Statements	Page 49

($ in Thousands)

gain for the years ended December 31, 2018 and 2017. The unamortized amount of the gain from this coinsurance agreement was $29,258 and $30,200 as of December 31, 2018 and 2017, respectively.

INTERCOMPANY REINSURANCE  The Company maintains various reinsurance agreements with affiliates. The following table summarizes premium and reserves balances associated with such agreements as of and for the years ended December 31:

		Assumed/(Ceded)
		2018		2017
	Affiliate	Premium	Reserves	Premium	Reserves

Coinsurance Funds Withheld	PIA	$(40,586)	$(1,210,958)	$(43,022)	$(1,125,131)
IUL Inforce	PIA	(61,241)	(373,631)	(64,244)	(305,859)
Coinsurance	PIA	(158,340)	(852,852)	(176,887)	(715,600)
YRT — Over retention	PIA	2,703	301	2,519	323

Total		$(257,464)	$(2,437,140)	$(281,634)	$(2,146,267)

Coinsurance Funds Withheld  At December 31, 2014, the Company entered into a contract to cede reserves pursuant to transactions subject to the requirements of Section 7 of the NAIC XXX and AXXX Reinsurance Model Regulation. PIA contemporaneously reinsured the policies to PIA Reinsurance Company of Delaware I (“PIAre I”), an authorized, affiliated reinsurer.

The table below highlights the support for the Company reserve credit relating to its agreement with PIA, as well as the unamortized gain from the 2014 inforce transaction as of December 31:

	2018	2017

Reserve Credit	$1,210,958	$1,125,131
Assets supporting reserve:
Primary Assets	824,786	766,822
Other Assets — PIAre I	386,172	358,309
Unamortized initial gain	$173,062	$173,062

IUL Inforce  Effective January 1, 2015, PML ceded to PIA an inforce block of single life index universal life policies issued by PML between 2012 and 2014. The Company ceded 100% of the risk, net of inuring reinsurance. The after-tax gain of $20,814 was a direct increase to surplus and is being amortized into income over the emerging earnings of the business. The Company recognized amortization of $9,314 and $8,402 related to this gain for the years ended December 31, 2018 and 2017. The unamortized gain related to this agreement was $0 and $9,312 as of December 31, 2018 and 2017, respectively.

Coinsurance  The Company cedes certain insurance risks to PIA on a coinsurance basis.

YRT Over Retention  The Company assumed from PIA policies issued after October 1, 2006 and before October 1, 2014 which resulted in retention greater than $1,000 per life.

Note 11.  RELATED PARTIES

The Company holds revolving loan agreements with JMS.

Effective Date	Maturity Date	Maximum Amount	Current Interest Rate

March 1, 2009	March 2028	$65,000	Market Based at time of draw
January 2013	January 2033	80,000	8%
September 2016	September 2036	100,000	8%
December 2018	December 2038	130,000	8%

Page 50	The Penn Mutual Life Insurance Company

($ in Thousands)

The Company recorded $15,845 and $11,838 in interest income on these notes for the years ended December 31, 2018 and 2017, respectively. At December 31, 2018 and 2017, the Company had outstanding principle receivables from JMS of $275,000 and $195,000 and interest receivables of $5,291 and $3,162, respectively, relating to these agreements.

The following table summarizes the goodwill included in the carrying value of Company’s investment in affiliates as of December 31, 2018 and 2017:

2018

Subsidiary	Acquisition Date	Original Cost	Original Goodwill	Current Goodwill	Current Period Amortization	Goodwill as % of Value
Vantis	2016	$75,779	$21,401	$17,121	$2,140	21%
JMS*	1982	70,000	23,584	—	—	—%

Subtotal		$145,779	$44,985	$17,121	$2,140

2017

Subsidiary	Acquisition Date	Original Cost	Original Goodwill	Current Goodwill	Current Period Amortization	Goodwill as % of Value
Vantis	2016	$75,779	$21,401	$19,261	$2,140	30%
JMS*	1982	70,000	23,584	—	—	—%
LEAP*	2012	22,450	17,652	7,500	—	77%

Subtotal		$168,229	$62,637	$26,761	$2,140

*	A subsidiary of ISP

The Company’s investment in PMAM Private Funds at December 31, 2018 and 2017 of $189,126 and $138,475, respectively, represents a majority ownership of the funds and are therefore considered to be affiliates.

The following table summarizes the gross, nonadmitted, and net admitted value of the Company’s investment in affiliates, segregated by line item classification within the Statements of Income:

December 31			2018				2017

	%	Gross	Nonadmitted	Net Admitted	%	Gross	Nonadmitted	Net Admitted
Common stock, affiliated:
PIA	100%	$472,586	$—	$472,586	100%	$431,547	$—	$431,547
HTK	100%	6,440	—	6,440	100%	7,536	—	7,536
Vantis	100%	80,771	—	80,771	100%	64,866	—	64,866

Subtotal		559,797	—	559,797		503,949	—	503,949

Other invested assets:
ISP	94.48%	140,853	(13,093)	127,760	95.79%	175,452	(13,275)	162,177
PMAM	100%	8,873	—	8,873	100%	8,436	—	8,436
myWorth	100%	512	(512)	—	—%	—	—	—

Subtotal		150,238	(13,605)	136,633		183,888	(13,275)	170,613

Total		$710,035	$(13,605)	$696,430		$687,837	$(13,275)	$674,562

The Company files the non-insurance company SCA, HTK, with the NAIC SVO. The most recent filing was the Sub-2 filing in May 2017. The NAIC Valuation method for this SCA was 8b(iii) and no resubmissions were required. The Company has received a rating equivalent to an NAIC 1 for the notes receivable from JMS.

2018 Statutory Financial Statements	Page 51

($ in Thousands)

The Company’s unconsolidated subsidiaries had combined assets of $10,773,610 and $9,144,358 and combined liabilities of $10,081,305 and $8,468,180 as of December 31, 2018 and 2017, respectively. The admitted value of the Company’s investments in subsidiaries includes goodwill of $55,980 and $60,794 and other intangible assets of $219 and $150 at December 31, 2018 and 2017, respectively.

The Company made capital contributions of $30,000 and $30,000 to PIA in 2018 and 2017, respectively. The Company received a return of capital of $1,500 from HTK in 2018. The Company made a capital contribution to Vantis of $30,000 in 2018. The Company made a capital contribution to ISP of $800 in 2017. The Company received returns of capital of $31,424 and $20,000 from ISP in 2018 and 2017, respectively. The made capital contributions to myWorth of $1,300 in 2018.

Under a variety of intercompany agreements, the Company provides its subsidiaries with administrative services, leases, and accounting services. For 2018 and 2017, the total expenses incurred by subsidiaries under these agreements were $68,815 and $75,340, respectively. The amount due to the Company was $13,165 and $20,710 at December 31, 2018 and December 31, 2017, respectively. Under the terms of an investment management agreement, the Company incurred expenses from PMAM of $9,850 and $6,492 for 2018 and 2017, respectively.

Note 12.  COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

LITIGATION  The Company and its subsidiaries are involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty.

In late 2017 Penn Mutual settled a class action lawsuit, and in early 2018, the State of Pennsylvania Insurance Department dismissed the matter pending before it. In this lawsuit, complainants argued that insurance company law imposes an upper limit on the amount of surplus that Pennsylvania-domiciled mutual life insurance companies (such as Penn Mutual) may maintain and it requires the distribution to participating policyholders by policy dividend of any surplus that exceeds the surplus limit under the law.

Complainants further alleged that Penn Mutual failed to pay dividends owed under their interpretation. Penn Mutual denied Complainant’s allegations. As of December 31, 2017, a $26,000 liability was recorded for terminal dividends in Dividend payable to policyholders in the following year. These dividends were paid to policyholders in 2018. Related expenses of $12,800 were recognized in Other expenses in 2017. The Company continues to record and pay terminal dividends as they arise.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses.

GUARANTY FUNDS  The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The liability for estimated guaranty fund assessments net of applicable premium tax credits as of December 31, 2018 and 2017 was $175 and $175, respectively. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. The Company believes such assessments in excess of amounts accrued will not materially impact its financial statement position, results of operation, or liquidity.

LEASES  The Company has entered into other leases, primarily for field offices.

Page 52	The Penn Mutual Life Insurance Company

($ in Thousands)

As of December 31, 2018 future minimum payments under noncancellable leases are as follows:

For the year ending:

2019	12,525
2020	11,991
2021	10,623
2022	9,060
Thereafter	19,979

Rent expense was $19,188 and $18,904 as of December 31, 2018 and 2017, respectively.
COMMITMENTS  In the normal course of business, the Company extends commitments relating to its investment activities. As of December 31, 2018, the Company had outstanding commitments totaling $553,953 relating to these investment activities. The fair value of these commitments approximates the face amount.

PIA has provided a guaranty to maintain Longevity’s authorized control level RBC ratio at a minimum of 400%, up to a maximum exposure of $250,000. PML has agreed to limit PIA’s exposure under the guaranty to $50,000, resulting in a maximum exposure to PML of $200,000. As of December 31, 2018, Penn Mutual has not recognized any loss contingencies related to this guaranty.

UNCLAIMED PROPERTY  Significant attention has been focused on life insurance companies’ processes and procedures used to identify unreported death claims and whether life insurance companies use the Social Security Master Death File (“SSMDF”) to identify deceased policy and contract holders. The Company received notification from 14 states of their intent to examine compliance with their respective abandoned and unclaimed property acts. It is possible that other jurisdictions may pursue similar examinations. These actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company’s procedures. While the Company is not currently able to estimate these additional possible costs, the Company does not believe they will have a material impact to its financial position or liquidity.

LOW INTEREST RATE ENVIRONMENT  A period of sustained low interest rates could negatively impact the Company’s profitability as the interest margin could decline. Declines in our interest margin or instances where the returns on our general account investments are not enough to support the interest rate guarantees could have a material adverse effect on our businesses or results of operations. The Company recognizes this risk and has been proactive in our investment strategies, product designs, crediting rate strategies, and overall asset-liability practices to mitigate the risk of unfavorable consequences in this type of environment.

In periods when interest rates are declining or remain at low levels, we may have to reinvest the cash we receive as interest or return of principal on our investments in lower yielding instruments reducing our interest margin. Moreover, borrowers may prepay fixed-income securities and mortgage-backed securities in our general account in order to borrow at lower market rates, which exacerbates this risk. Lowering interest crediting rates helps to mitigate the effect of margin compression on some of our products. However, because many of our contracts have guaranteed minimum interest or crediting rates, our margin could still decrease and potentially become negative.

During a period of low interest rates, policy reserves may not be sufficient to meet future obligations and may need to be strengthened, which would reduce net income in that reporting period. No additional policyholder reserves were established in 2018 or 2017 as a result of the low interest rate environment.

Note 13.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2018 and through the financial statement issuance date of February 15, 2019 and has determined that there were no other significant events requiring recognition in the financial statements and no additional events requiring disclosure in the financial statements.

2018 Statutory Financial Statements	Page 53

Our Noble Purpose
Since 1847, Penn Mutual has been driven by our noble purpose-to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that purchasing life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.
© 2019 The Penn Mutual Life Insurance Company and The Penn Insurance & Annuity Company, Philadelphia, PA 19172 www.pennmutual.com
PM8553 05/19

Part C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities - December 31, 2018
Statements of Operations - For the Year Ended December 31, 2018
Statements of Changes in Net Assets - For the Years Ended December 31, 2018 and 2017
Notes to Financial Statements – December 31, 2018

Financial Statements of The Penn Mutual Life Insurance Company:

Report of Independent Auditors
Statements of Admitted Assets, Liabilities and Surplus for the Years Ended December 31, 2018 and 2017
Statements of Income and Changes in Surplus for the Years Ended December 31, 2018 and 2017
Statements of Cash Flows for the Years Ended December 31, 2018 and 2017
Notes to Financial Statements

(b)	Exhibits

	1. (a)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of Penn Mutual Variable Annuity Account III (the “Registrant”). Incorporated herein by reference to Exhibit 1(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

	(b)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62825), as filed with the U.S. Securities and Exchange Commission on April 27, 1999 (EDGAR Accession No. 0000950116-99-000834).

	2.	Not applicable.

	3. (a)(1)	Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC, a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on November 30, 1998 (EDGAR Accession No. 0001036050-98-002055).

	(a)(2)	Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC, a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

	(b)	Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC, a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(c)	Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(d)	Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(e)	Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(f)	Schedule A to the Broker-Dealer Selling Agreement, Broker-Dealer Selling Agreement - Form A-2 and Corporate Insurance Agent Selling Agreement - Form A-1 (Edition of May 2012). Incorporated herein by reference to Exhibit 3(f) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

4. (a)	Group Variable and Fixed Annuity Contract (primarily for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611). Incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(b)	Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(c)	Endorsement No. 1309-82 to the Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(d)	Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(e)	Endorsement No. 1536-90 to the Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(f)	Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(g)	Endorsement No. 1542-97 to the Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(h)	Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(i)	Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(j)	Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(k)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(l)	Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(m)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (Accession No. 0000950116-99-001164).

(n)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(o)	Endorsement No. 1722-01 to the Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 24, 2001 (EDGAR Accession No. 0000950116-01-500028).

5. (a)	Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(b)	Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (Accession No. 0000950116-99-000851).

6. (a)	Charter of The Penn Mutual Life Insurance Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(b)	By-Laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

7.	None.

8.	Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

9.	Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 24, 2001 (Accession No. 0000950116-01-500028).

10. (a)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, is filed herewith.

(b)	Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

11.	Not applicable.

12.	Not applicable.

13. (a)	Powers of Attorney for Messrs. Santomero, Rock, Chappell and Ms. Lillie dated February 14, 2012. Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(b)	Power of Attorney of Ms. Pudlin dated April 9, 2013. Incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-4 (File No. 002-77283), as filed with the U.S. Securities and Exchange Commission on April 19, 2013 (EDGAR Accession No. 0001193125-13-162889).

(c)	Power of Attorney of Ms. Waring dated April 4, 2014. Incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-4 (File No. 002-77283), as filed with the U.S. Securities and Exchange Commission on April 18, 2014 (EDGAR Accession No. 0001193125-14-149092).

(d)	Power of Attorney of Mr. Hunt dated December 21, 2016. Incorporated herein by reference to Exhibit 13(d) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on December 27, 2016 (EDGAR Accession No. 0001193125-16-803623).

(e)	Powers of Attorney of Messrs. William C. Goings and Gerard P. Cuddy and Ms. Carol J. Johnson dated July 24, 2018, April 4, 2019, and July 11, 2018, respectively, are filed herewith.

Item 25.	Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account. Unless otherwise noted, the principal business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania 19105.

Name and Principal Business Address	Position and Offices with Depositor
Eileen C. McDonnell	Chairman and Chief Executive Officer

David O’Malley	President, Chief Operating Officer and Trustee

Kevin T. Reynolds	Senior Vice President, Human Resources and Chief Legal Officer

Susan T. Deakins	Executive Vice President, Chief Financial Officer, and Treasurer

Robert E. Chappell	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Helen P. Pudlin	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M Santomero	Trustee of Penn Mutual

Susan D. Waring	Trustee of Penn Mutual

James S. Hunt	Trustee of Penn Mutual

Gerard P. Cuddy	Trustee of Penn Mutual

William C. Goings	Trustee of Penn Mutual

Carol J. Johnson	Trustee of Penn Mutual

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Corporation	Principal Business	State of Incorporation

Penn Mutual Asset Management, LLC.	Investment Adviser	Pennsylvania

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Janney Fund, Inc.	Investments	Pennsylvania

Penn Mutual Payroll Administration	Payroll	Pennsylvania

Independence Square Properties, LLC*	Holding Company	Delaware

Hornor, Townsend & Kent, LLC	Registered Broker-Dealer and Investment Adviser	Pennsylvania

Vantis Life Insurance Company	Life Insurance	Connecticut

Vantis Life Insurance Company

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Vantis Life Insurance Company of New York (a NY Corporation)	Life Insurance	New York

*	Independence Square Properties, LLC is 94.48% owned by Penn Mutual and 5.52% owned by The Penn Insurance and Annuity Company.

Penn Insurance and Annuity Company

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
PIA Reinsurance Company of Delaware I	Reinsurance	Delaware

Dresher Run I, LLC	Holding Company	Delaware

Longevity Insurance Company, Inc.	Life Insurer	Texas

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

JMS Resources, Inc.	Investments	Pennsylvania

Janney Capital Management, LLC	Investments	Delaware

JMS Resources, Inc.

Wholly-Owned Subsidiaries

Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

HTK Insurance Agency, LLC	Insurance Agents or Brokers	Pennsylvania

Item 27.	Number of Contract Owners

As of March 31, 2019, there were:

8,315 - owners of qualified individual variable annuity contracts – Diversifier II; and

2,539 - owners of nonqualified individual variable annuity contracts – Diversifier II.

Item 28.	Indemnification

Section 6.2 of the By-Laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-Laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-177543) and are incorporated in this Post-Effective Amendment by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements currently entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, LLC. (“HTK”) with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

Hornor, Townsend & Kent, LLC serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, LLC also serves as distributor of variable life policies issued through Penn Mutual Variable Life Account I, a separate account of Penn Mutual.

Hornor, Townsend & Kent, LLC — Managers and Officers*

Timothy N. Donahue	President & Chief Executive Officer
Thomas H. Harris	Executive Vice President, Chief Distribution Officer
Greg J. Driscoll	Senior Vice President, Chief Information Officer
David Raszeja	Vice President, Financial Management and Chief Risk Officer and Manager
Franklin L. Best, Jr.	Counsel and Secretary
Charles Ingulli	Treasurer and Controller
Christopher G. Jahn	Assistant Vice President, Assurance and Auditor
Robert Kaehler	Assistant Vice President, Chief Compliance Officer
Jessica Swarr	Assistant Vice President Corporate Tax
Michael W. Williams	Assistant Vice President, Business Development & Agency Integration
Tracy Zimmerer	Managing Director, HTK Operations

*	The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19105.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Hornor, Townsend & Kent, LLC	$36,622	$0	$0	$0

Item 30.	Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Item 31.	Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.	Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and that it has duly caused this Post-Effective Amendment No. 50 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 15th day of April, 2019.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
(Registrant)

By: THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell
Chairman and Chief Executive Officer

As required by the 1933 Act, this Post-Effective Amendment No. 50 to the Registration Statement on Form N-4 has been signed by the following persons, in the capacities indicated, on the 15th day of April, 2019.

Signature	Title

/s/ Eileen C. McDonnell Eileen C. McDonnell	Chairman and Chief Executive Officer

/s/ David M. O’Malley David M. O’Malley	President, Chief Operating Officer and Trustee

*ROBERT E. CHAPPELL	Trustee

*GERARD P. CUDDY	Trustee

*WILLIAM C. GOINGS	Trustee

*CAROL J. JOHNSON	Trustee

*CHARISSE R. LILLIE	Trustee

*HELEN P. PUDLIN	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M. SANTOMERO	Trustee

*SUSAN D. WARING	Trustee

*JAMES S. HUNT	Trustee

*By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell, attorney-in-fact

Exhibit Index

EXHIBIT No.	EXHIBIT

EX-99.(10)(A)	Consent of PricewaterhouseCoopers LLP

EX-99.(10)(B)	Consent of Morgan, Lewis & Bockius LLP

EX-99.(13)(E)	Powers of Attorney of Messrs. William C. Goings and Gerard P. Cuddy and Ms. Carol J. Johnson dated July 24, 2018, April 4, 2019, and July 11, 2018, respectively